     As filed with the Securities and Exchange Commission on April 23, 2001

                      1933 Act Registration No. 333-35587


                       SECURITIES AND EXCHANGE COMMISSION
                       ==================================
                            Washington, D.C.  20549

                        POST-EFFECTIVE AMENDMENT NO.  6

                                    FORM S-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2


                       UNITED OF OMAHA SEPARATE ACCOUNT B
                       ----------------------------------
                             (Exact Name of Trust)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                     --------------------------------------
                              (Name of Depositor)

                 Mutual of Omaha Plaza, Omaha, Nebraska  68175
              (Address of Depositor's Principal Executive Offices)



                              Name and Address of
                               Agent for Service:
                            Michael E. Huss, Esquire
                           Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska 68175-1008
                     Internet: mike.huss@mutualofomaha.com


                Flexible Premium Variable Life Insurance Policy
                     (Title of securities being registered)


It is proposed that this filing will become effective (check appropriate box):

  [ ]  Immediately upon filing pursuant to paragraph (b).
  [X]  On May 1, 2001 pursuant to paragraph (b).
  [ ]  60 days after filing pursuant to paragraph (a)(1).
  [ ]  On [date] pursuant to paragraph (a)(i) of Rule 485.

  If appropriate, check the following box:
       [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       [ ] Check box if it is proposed that this filing will become effective on
           (date) at (time) pursuant to Rule 487.

                                     ______

                       UNITED OF OMAHA SEPARATE ACCOUNT B

                       Registration Statement on Form S-6
                             Cross-Reference Sheet


Form N-8B-2
Item No.                Caption in Prospectus
-----------             ---------------------
1                       Cover Page
2                       Cover Page
3                       Inapplicable
4                       Policy Distributions
5                       About Us
6                       Variable Investment Options
9                       Inapplicable
10(a)                   Policy Application and Issuance
10(b)                   Policy Distributions
10(c), (d), (e)         Policy Distributions; Lapse and Grace Period;
                        Reinstatement
10(f), (g), (h)         Voting Rights; Tax Matters
10(i)                   Important Policy Provisions
11                      Variable Investment Options
12                      Variable Investment Options; Policy Distributions
13                      Expenses; Tax Matters; Policy Distributions; Appendix A
14                      Policy Application and Issuance
15                      Policy Application and Issuance
16                      Variable Investment Options
17                      Captions referenced under Items 10(c), (d), (e) and (i)
                        above
18                      Variable Investment Options
19                      Reports to You; Voting Rights; Policy Distributions
20                      Captions referenced under Items 6 and 10(g) above
21                      Policy Loans
22                      Inapplicable
23                      Policy Distributions
24                      Important Policy Provisions
25                      About Us
26                      Policy Distributions
27                      About Us
28                      Our Management
29                      About Us
30                      Inapplicable
31                      Inapplicable
32                      Inapplicable
33                      Inapplicable
34                      Inapplicable
35                      About Us
36                      Inapplicable
37                      Inapplicable
38                      Policy Distributions
39                      Policy Distributions
40                      Inapplicable
41(a)                   Policy Distributions
42                      Inapplicable
43                      Inapplicable
44(a)                   Variable Investment Options; Policy Application and
                        Issuance
44(b)                   Expenses; Policy Distributions
44(c)                   Expenses
45                      Inapplicable

Form N-8B-2
Item No.                Caption in Prospectus
-----------             ---------------------
46                      Variable Investment Options; captions referenced under
                        Items 10(c), (d), and (e) above
47                      Inapplicable
48                      About Us
49                      Inapplicable
50                      Variable Investment Options
51                      Cover Page, Introduction and Summary, Important Policy
                        Provisions, Tax Matters, Policy Distributions
52                      Tax Matters
53                      Tax Matters
54                      Inapplicable
55                      Inapplicable
59                      Financial Statements



--------------------------------------------------------------------------------

                                                        PROSPECTUS:  May 1, 2001
[LOGO]
United of Omaha                                              ULTRA VARIABLE LIFE
A Mutual of Omaha Company                            Individual Flexible Premium
                                               Variable Universal Life Insurance

--------------------------------------------------------------------------------

     This Prospectus describes ULTRA VARIABLE LIFE, a variable universal life insurance policy offered by United of Omaha Life Insurance Company. The minimum specified amount of insurance coverage is $100,000.

--------------------------------------------------------------------------------
     The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.

--------------------------------------------------------------------------------

     The Policy includes 30 variable options (where you have the investment risk) with investment portfolios from:

 .    The Alger American Fund
 .    Deutsche Asset Management VIT Funds
 .    Federated Insurance Series
 . Fidelity Variable Insurance Products Funds and Variable Insurance Products Fund II
 .    MFS Variable Insurance Trust
 .    Morgan Stanley Universal Institutional Funds, Inc.
 .    Pioneer Variable Contracts Trust
 .    Scudder Variable Life Investment Fund
 . T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and International Series, Inc.

and two fixed rate options (where we have the investment risk).

     The variable options are not direct investments in mutual fund shares, but are offered through Subaccounts of United of Omaha Separate Account B. The value of your Policy will go up or down based on the investment performance of the variable options that you choose. There is no minimum guaranteed Cash Surrender Value for any amounts you allocate to the variable options. The amount of the death benefit can also vary as a result of investment performance.

--------------------------------------------------------------------------------
  Please Read This Prospectus Carefully. It provides information you should
  -------------------------------------
  consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission ("SEC") maintains an internet web site (http://www.sec.gov) that contains more information about us and the Policy. You may also review and copy our SEC registration of the Policy at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

  The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy.
           Any representation to the contrary is a criminal offense.

            Remember that the Policy and the investment portfolios:

            .  are subject to risk, including possible loss of principal
               ---
            .  are not bank deposits
                   ---
            .  are not government insured
                   ---
            .  are not endorsed by any bank or government agency
                   ---
            .  may not achieve their goals
                   ---

================================================================================
  UNITED OF OMAHA, Variable Product Services, P O. Box 8430, Omaha, Nebraska
                           68103-0430 1-800-238-9354
================================================================================

----------------------------------------------------------

CONTENTS                                                                          Page(s)
          DEFINITIONS                                                                3
          ---------------------------------------------------------------------------------
          INTRODUCTION AND SUMMARY
               Comparison to Other Policies and Investments                         4-5
               How the Policy Operates                                              5-6
               Series Fund Charges                                                  6-8
          ---------------------------------------------------------------------------------
          ABOUT US                                                                   9
          ---------------------------------------------------------------------------------
          INVESTMENT OPTIONS
               Variable Investment Options                                         10-13
               Fixed Rate Options                                                  14-15
               Transfers                                                            15
               Dollar Cost Averaging                                                16
               Systematic Transfer Enrollment Program                              16-17
               Asset Allocation Program                                            17-18
               Rebalancing Program                                                  18
          ---------------------------------------------------------------------------------
          IMPORTANT POLICY PROVISIONS
               Policy Application and Issuance                                     19-20
               Accumulation Value                                                  20-21
               Lapse and Grace Period                                              21-22
               Paid-Up Life Insurance                                              22-23
               Misstatement of Age or Sex                                           23
               Suicide                                                              23
               Incontestability                                                     23
               Telephone Transactions                                               23
               Reinstatement                                                        24
               Maturity Date                                                        24
               Coverage Beyond Maturity                                             24
               Delay of Payments                                                    25
               Minor Owner or Beneficiary                                           25
          ---------------------------------------------------------------------------------
          EXPENSES
               Deductions from Premium                                              26
               Monthly Deduction                                                   26-27
               Transfer Charge                                                      27
               Surrender Charge                                                    28-29
               Series Fund Charges                                                  29
          ---------------------------------------------------------------------------------
          POLICY DISTRIBUTIONS
               Policy Loans                                                         30
               Surrender                                                            30
               Partial Withdrawals                                                  31
               Death Benefit                                                       31-32
               Payment of Proceeds                                                 32-34
          ---------------------------------------------------------------------------------
          FEDERAL TAX MATTERS
               Life Insurance Qualification                                         35
               Tax Treatment of Loans and Other Distributions                      35-36
               Other Policy Owner Tax Matters                                      36-37
          ---------------------------------------------------------------------------------
          MISCELLANEOUS
               Our Management                                                       38
               Distribution of the Policies                                         38
               Sales to Employees                                                   38
               Voting Rights                                                        39
               Distribution of Materials                                            39
               State Regulation                                                     39
               Legal Proceedings                                                    39
               Experts                                                              39
               Reports to You                                                       39
               Do You Have Questions?                                               39
          ---------------------------------------------------------------------------------
          ILLUSTRATIONS                                                            40-52
          ---------------------------------------------------------------------------------
          FINANCIAL STATEMENTS                                                     53-95

-----------------------------------------------------------
DEFINITIONS


Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

Allocation Date is the first Business Day following the completion of your "right to return period."

Beneficiary is the person(s) or other legal entity who receives the death benefits of the Policy, if any, upon the insured's death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value, less any Policy loans, unpaid loan interest, and any applicable surrender charge.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the Variable Account. The Loan Account is part of our general account.

Monthly Deduction is a monthly charge which includes a mortality and expense risk charge, an administrative charge, a charge for the cost of any riders in effect for that month and a cost of insurance charge.

Net Amount at Risk means the death benefit less the Accumulation Value on a Monthly Deduction date after deducting the rider charges, if any, the risk charge for the current month, and the administrative charge. If the Policy's death benefit option is option 2, the Net Amount at Risk is the specified amount of insurance coverage.

No Lapse Period is a period of time during which the Policy will not lapse as long as specified premiums are paid and no withdrawals are taken or Policy loans are outstanding.

Owner is you --- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultra Variable Life Policy, a flexible premium variable universal life insurance policy offered by us through this Prospectus.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

Variable Account is United of Omaha Separate Account B, a separate account maintained by us.

Written Notice is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.


-----------------------------------------------------------

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specifically mentioned.

-----------------------------------------------------------
INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

     The ULTRA VARIABLE LIFE Policy described in this Prospectus is a variable universal life insurance policy issued by United of Omaha Life Insurance Company. The Policy pays a death benefit upon the insured's death, and a Cash Surrender Value is available if you surrender the Policy. The insured person cannot be over 90 when we issue the Policy. You have flexibility under the Policy; within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. The minimum initial premium is the amount necessary to purchase $100,000 of insurance coverage.

     The Policy is a variable universal life Policy, which means that you can allocate your premium to as many as 30 different variable investment options, where you can gain or lose money on your investment. You may also allocate your premiums to fixed rate options, where we guarantee you will earn a fixed rate of interest. The death benefit can also vary up or down as a result of that investment experience. However, the death benefit will not be less than the current specified amount of insurance coverage less any outstanding Policy loans and unpaid loan interest.

     There is no guaranteed minimum Accumulation Value. Regardless of whether you pay the planned premiums, the Policy could lapse if the Accumulation Value is not sufficient to pay the Monthly Deduction. However, the Policy will not lapse during the No-Lapse Period, if you pay the required premium.

     The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular Series Fund. You may transfer your Accumulation Value among the Subaccounts and between the Subaccounts and the fixed rate options, subject to certain restrictions (in particular, restrictions on transfers out of the fixed rate options).

     You can surrender the Policy completely, make a partial cash withdrawal, and take out a Policy loan, subject to certain restrictions. However, surrenders, withdrawals and loans may be taxable and subject to a penalty tax.

     Buying the Policy might not be a good way of replacing existing life insurance, especially if you already own a flexible premium variable life insurance policy.

[_]  COMPARISON TO OTHER POLICIES AND INVESTMENTS

     The Policy offered by this Prospectus is designed to provide life insurance coverage for the insured. It is not offered primarily as an investment.

--------------------------------------------------------------------------------
A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models.
--------------------------------------------------------------------------------

     Compared to other life insurance policies. In many respects, the Policy is
     -----------------------------------------
similar to fixed-benefit life insurance. Like fixed-benefit life insurance, the Policy offers a death benefit and provides loan privileges and surrender values. The Policy gives you the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit payable under the Policy. The Policy is different from fixed-benefit life insurance in that the death benefit may vary as a result of the investment experience of the variable investment options that you select. The Accumulation Value will always vary in accordance with that investment experience.

     Compared to mutual funds. The Policy is designed to provide life insurance
     ------------------------
protection. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

 .    The Policy provides a death benefit based on the life of the insured.
 .    The Policy can lapse with no value, if your Accumulation Value is not enough to pay a Monthly Deduction unless the Policy is in a No-Lapse Period (which requires a minimum level of premium payments).
 .    Insurance-related charges not associated with mutual fund investments are deducted from the values of the Policy.
 .    We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.
 .    Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
 .    Premiums are held in the Federated Prime Money Fund II portfolio until the end of the "right to return period" required by state law plus five
     Business Days.
 .    Federal income tax liability on any earnings is deferred until you receive a distribution from the Policy.
 .    Transfers from one underlying investment portfolio to another are accomplished without tax liability.
 .    Premature withdrawals may be subject to a 10% federal tax penalty. Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income, although (a) such earnings are exempt from taxation if received as a death benefit, and (b) taxation is deferred until such earnings are distributed.
 .    The Policy might be a "modified endowment contract." If it is, then (a)
     there will be a 10% penalty tax on withdrawals before age 59 1/2; (b) withdrawals would be deemed to come from earnings first (taxable), then from your investment; and (c) loans will be treated as withdrawals.
 .    Most states grant you a time period to review your policy and cancel it for a return of premium paid. The terms of this "right to return" period vary by state, and are stated on the cover of your Policy.

[_]  HOW THE POLICY OPERATES

     The following chart shows how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

               -----------------------------------------------------------
                               POLICY FLOW CHART
               -----------------------------------------------------------
                                    PREMIUM

                    .    The minimum initial premium required is
                         based on the initial specified amount of
                         insurance coverage (minimum amount of
                         $100,000).
                    .    Additional premium payments may be
                         required pursuant to a planned premium
                         schedule. Payments in addition to
                         planned premiums may be made, within
                         limits.
                    .    Additional premiums may be required to
                         prevent the Policy from lapsing. Payment
                         of the planned premiums may not be
                         enough to keep the Policy from lapsing,
                         even during the No-Lapse Period.
               -----------------------------------------------------------


               -----------------------------------------------------------
                     DEDUCTIONS BEFORE ALLOCATING PREMIUM

                    Premium Charges per premium payment:

               .    3.75% of each premium for state and federal
                    tax expenses (which may be more or less than
                    the actual amount of federal and state tax
                    expense that we are required to pay).
               .    $2 from each premium for premium processing expenses.
               -----------------------------------------------------------


     --------------------------------------------------------------------------
     INVESTMENT OF PREMIUM

     . You direct the allocation of all net premiums among the 30 Subaccounts of the Variable Account, the fixed account and the systematic transfer account. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
     --------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          CHARGES DEDUCTED FROM ASSETS

 .    We take a Monthly Deduction out of your Accumulation Value (the annual rates set forth below are calculated as a percentage of Accumulation Value) composed of:
     -    0.70% for mortality and expense risk charge during Policy Years 1
     -    10; 0.55% after Policy Year 10 for the Accumulation Value of $25,000 or less; 0.15% after Policy Year 10 for the Accumulation Value in excess of $25,000. The mortality and risk charge after Policy Year 10 will never exceed the guaranteed maximum charge of 0.55%.
     -    $7 administrative charge.
     -    A cost of insurance charge (based on the Net Amount at Risk).
     -    Rider charges (if any).
 .    $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free).
 .    Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio as described below.
--------------------------------------------------------------------------------

      ---------------------------------------------------------------------
                              ACCUMULATION VALUE

          Your Accumulation Value is equal to your net premiums adjusted up or down each Business Day to reflect your Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer account, charges deducted, and other Policy transactions (such as loans and partial withdrawals).

       . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts. The Policy may lapse, even if there is no Policy loan.
       . Accumulation Value can be transferred among the Subaccounts and the fixed account. Policy loans reduce the amount available for allocations and transfers.
       . Dollar cost averaging, asset allocation and rebalancing programs are available.
       . Accumulation Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value and the death benefit.
      ---------------------------------------------------------------------


--------------------------------------------------------------------------------
                          ACCUMULATION VALUE BENEFITS

 .    After the first Policy Year (at any time in Indiana), you can take loans for amounts up to 100% of Cash Surrender Value (less loan interest to the end of the Policy Year and a sufficient Monthly Deduction to keep the Policy in force for at least one month) at a net annual interest rate charge of 2%.
 .    Preferred loans are available beginning in the 10/th/ Policy Year and later with a net interest rate charge of 0%. All loans become preferred loans beginning in the 10/th/ Policy Year.
 .    You can surrender the Policy in full at any time for its Cash Surrender
     Value, or withdraw part of the Accumulation Value (after the first Policy
     Year). A surrender charge based upon issue age, sex, risk class, and the amount of time you have had your Policy, may apply to any surrender or reduction in the specified amount of insurance coverage for the first 12 Policy Years. The highest aggregate surrender charge is $53 for each $1,000 of specified amount of insurance coverage. Taxes and tax penalties may also apply.
 .    If the Policy is a modified endowment contract, then Policy loans will be treated as withdrawals for tax purposes.
 .    Fixed and variable payout options are available.
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
                                 DEATH BENEFIT


 .    Received income tax free to Beneficiary.
 .    Available as lump sum or under a variety of payout options.
 .    Two death benefit options are available:
     (1) greater of (a) current specified amount; or (b) Accumulation Value on the date of and death plus a corridor amount; or
     (2) Accumulation Value plus the greater of (a) the current specified amount, or (b) a corridor amount.
 .    Flexibility to change death benefit option and specified amount of insurance coverage.
 .    Rider benefits are available.

Death benefit proceeds paid are reduced by any Policy loan balance.
--------------------------------------------------------------------------------

[_]  SERIES FUND CHARGES

     Each Series Fund investment portfolio is responsible for its own expenses. The net assets of each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompanies this Prospectus. Here is a table of portfolio annual expenses for 2000. Expenses could be higher or lower in the future. These expenses may reflect fee waivers and/or expense reimbursements. Fee waivers and expense reimbursements can be terminated at any time.

====================================================================================================================================
          Series Fund Annual Expenses/1/
          ----------------------------                                                                          Total Portfolio
    (as a percentage of average net assets)                Management     12b-1 Fees                            Annual Expenses
                                                               Fees       (Distribution    Other Expenses     (after fee waiver
                      Portfolio:                            (after fee   Administration    (after expense        and expense
                      ----------                            waiver)(a)      Expense)      reimbursement)/(a)/ reimbursement)/(a)/
===================================================================================================================================
Alger American Growth                                          0.75%                             0.04%               0.79%
Alger American Small Capitalization                            0.85%                             0.05%               0.90%
Deutsche VIT EAFE(R)Equity Index Fund             (a)          0.45%                             0.20%               0.65%
Deutsche VIT Small Cap Index Fund                 (a)          0.35%                             0.10%               0.45%
Federated Prime Money Fund II                     (a)          0.50%                             0.17%               0.67%
Federated Fund for U.S. Government Securities II  (a)          0.60%                             0.24%               0.84%
Fidelity VIP II Asset Manager: Growth                          0.58%                             0.11%               0.69%
Fidelity VIP II Contrafund                                     0.57%                             0.09%               0.66%
Fidelity VIP Equity Income                                     0.48%                             0.08%               0.56%
Fidelity VIP II Index 500                         (a)          0.24%                             0.04%               0.28%
MFS Capital Opportunities Series                  (a)          0.75%                             0.15%               0.90%
MFS Emerging Growth Series                        (a)          0.75%                             0.09%               0.84%
MFS Global Governments Series                     (a)          0.75%                             0.15%               0.90%
MFS High Income Series                            (a)          0.75%                             0.15%               0.90%
MFS Research Series                               (a)          0.75%                             0.09%               0.84%
MS Emerging Markets Equity                        (a)          1.09%                             0.71%               1.80%
MS Fixed Income                                   (a)          0.21%                             0.49%               0.70%
Pioneer Equity-Income VCT                                      0.65%           .25%              0.06%               0.96%
Pioneer Growth Shares VCT                                      0.70%           .25%              0.08%               1.03%
Pioneer Fund VCT                                               0.65%           .25%              0.03%               0.93%
Pioneer Mid-Cap Value VCT                                      0.65%                             0.12%               0.77%
Pioneer Real Estate Growth VCT                                 0.80%                             0.30%               1.10%
Scudder VLIF Global Discovery                     (a)          0.95%           .25%              0.30%               1.50%
Scudder VLIF Growth and Income                                 0.48%           .25%              0.08%               0.81%
Scudder VLIF International                                     0.81%                             0.15%               0.96%
T. Rowe Price Equity Income                       (b)          0.00%                             0.85%               0.85%
T. Rowe Price International  Stock                (b)          0.00%                             1.05%               1.05%
T. Rowe Price Limited-Term Bond                   (b)          0.00%                             0.70%               0.70%
T. Rowe Price New America Growth                  (b)          0.00%                             0.85%               0.85%
T. Rowe Price Personal Strategy Balanced          (b)          0.00%                             0.90%               0.90%
---------------------------------------------------------------------------------------------------------------------------------

(a) Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:
(b)  T. Rowe Price Funds do not itemize management fees and other expenses.

                                                                                     Other Expenses            Total Portfolio
             Portfolio                                           Management Fees     and 12b-1 Fees            Annual Expenses
---------------------------------------------------------------------------------------------------------------------------------
             Deutsche VIT EAFE(R)Equity Index Fund                    0.45%                 0.47%                   0.92%
             Deutsche VIT Small Cap Index Fund                        0.35%                 0.34%                   0.69%
             Federated Prime Money Fund II                            0.50%                 0.44%                   0.94%
             Federated Fund for U.S. Government Securities II         0.60%                 0.49%                   1.09%
             Fidelity VIP II Index 500                                0.24%                 0.09%                   0.33%
             MFS Capital Opportunities Series                         0.75%                 0.16%                   0.91%
             MFS Emerging Growth Series                               0.75%                 0.10%                   0.85%
             MFS Global Governments Series                            0.75%                 0.32%                   1.07%
             MFS High Income Series                                   0.75%                 0.24%                   0.99%
             MFS Research Series                                      0.75%                 0.10%                   0.85%
             MS Emerging Markets Equity                               1.25%                 0.71%                   1.96%
             MS Fixed Income                                          0.40%                 0.49%                   0.89%
             Scudder Global Discovery                                 0.98%                 0.55%                   1.53%
=================================================================================================================================

---------------------
/1/ The fee and expense data regarding each Series Fund, which are fees and expenses for 2000, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

     The ILLUSTRATIONS section at the end of this Prospectus has tables demonstrating how the Policy operates, given the Policy's expenses and several assumed rates of return. These tables may assist you in comparing the Policy's death benefits, Cash Surrender Values and Accumulation Values with those of other variable life insurance policies. Please review these tables to better understand the effect of expenses upon the Policy. You may also ask us to provide a comparable illustration based upon your specific situation.

                   FOR POLICIES ISSUED IN THE STATE OF FLORIDA

     This notice is to remind you of rights provided by Florida law, Chapter
627.4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

     If you would like to take advantage of this feature, please contact Variable Products Services area at 1-800-238-9354.

      ------------------------------------------------------------------
                 For more detailed information about the Policy,
             please read the rest of this Prospectus and the Policy.
      ------------------------------------------------------------------

-----------------------------------------------------------
ABOUT US

     We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Rating Services, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

--------------------------
INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options -- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your premiums to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer account are limited to initial premium and rollovers only). Allocations must be in whole percentages and total 100%.

--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which investment portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.

--------------------------------------------------------------------------------

     You can choose among 30 variable investment options and two-fixed rate options.

[_]  VARIABLE INVESTMENT OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

     The Variable Account, United of Omaha Separate Account B, provides you with 30 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

--------------------------------------------------------------------------------
The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain investment portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the investment portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the investment portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          Asset                             Variable Investment Options
        Category                      Under United of Omaha Separate Account B                             Objective
           (*)                               (Series Fund - Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Investments
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity    Morgan Stanley Universal Institutional Funds, Inc. -            Long-term capital appreciation
                           MS Emerging Markets Equity Portfolio/(6)/
                          ---------------------------------------------------------------------------------------------------------
                                                       Emerging market country securities
-----------------------------------------------------------------------------------------------------------------------------------
                           Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                           Deutsche VIT EAFE(R)Equity Index Fund Portfolio/(12)/
                          ---------------------------------------------------------------------------------------------------------
                                           Statistically selected sample of the securities found in the EAFE(R)Index
                          ---------------------------------------------------------------------------------------------------------
                           Scudder Variable Life Investment Fund -                         Long-term capital appreciation
                           Scudder VLIF Global Discovery Portfolio/(9)/
                          ---------------------------------------------------------------------------------------------------------
International Equity                                    Small companies in the U.S. or foreign markets
                          ---------------------------------------------------------------------------------------------------------
                           Scudder Variable Life Investment Fund -                         Long-term capital appreciation
                           Scudder VLIF International Portfolio/(9)/
                          ---------------------------------------------------------------------------------------------------------
                                            Common stocks of companies which do business outside the United States
                          ---------------------------------------------------------------------------------------------------------
                           T. Rowe Price International Series, Inc. -                      Long-term capital appreciation
                           T. Rowe Price International Stock Portfolio/(10)/
                          ---------------------------------------------------------------------------------------------------------
                                                              Common stocks of foreign companies
-----------------------------------------------------------------------------------------------------------------------------------
                           Pioneer Variable Contracts Trust -                              Long-term capital appreciation with
Real Estate Equity         Pioneer Real Estate Growth VCT Portfolio/(8)/                   current income
                          ---------------------------------------------------------------------------------------------------------
                                        Real estate investment trusts (REITs) and other real estate industry companies
-----------------------------------------------------------------------------------------------------------------------------------
                           Alger American Fund -                                           Long-term capital appreciation
                           Alger American Small Capitalization Portfolio/(1)/
                          ---------------------------------------------------------------------------------------------------------
Small-Cap Equity                    Equity securities of companies with total market capitalization of less than $1 billion
                          ---------------------------------------------------------------------------------------------------------
                           Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                           Deutsche VIT Small Cap Index Fund Portfolio/(12)/
                          ---------------------------------------------------------------------------------------------------------
                                       Statistically selected sample of the securities found in the Russell 2000(R)Index
-----------------------------------------------------------------------------------------------------------------------------------
                           Pioneer Variable Contracts Trust -                              Long-term capital appreciation
Mid-Cap Equity             Pioneer Mid-Cap Value VCT Portfolio/(8)/
                          ---------------------------------------------------------------------------------------------------------
                                                                Currently undervalued companies
-----------------------------------------------------------------------------------------------------------------------------------
                           Alger American Fund -                                           Long-term capital appreciation
                           Alger American Growth Portfolio/(1)/
                          ---------------------------------------------------------------------------------------------------------
                                    Equity securities of companies with total market capitalization of more than $1 billion
                          ---------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                           Fidelity VIP II Contrafund Portfolio/(3)/
                          ---------------------------------------------------------------------------------------------------------
                                                                Currently undervalued companies
                          ---------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation with
                           Fidelity VIP II Index 500 Portfolio/(3)/                        current income
                          ---------------------------------------------------------------------------------------------------------
                                                    Stocks that comprise the Standard and Poor's 500 Index
                          ---------------------------------------------------------------------------------------------------------
Large-Cap Growth           MFS Variable Insurance Trust -                                  Long-term capital appreciation
Equity                     MFS - Emerging Growth Series Portfolio/(5)/
                          ---------------------------------------------------------------------------------------------------------
                                            Common stocks of small and medium-sized companies with growth potential
                          ---------------------------------------------------------------------------------------------------------
                           MFS Variable Insurance Trust -                                  Long-term capital appreciation
                           MFS - Research Series Portfolio/(5)/
                          ---------------------------------------------------------------------------------------------------------
                                           Research analyst's recommendations for best expected capital appreciation
                          ---------------------------------------------------------------------------------------------------------
                           Pioneer Variable Contracts Trust -                              Long-term capital appreciation
                           Pioneer Growth Shares VCT Portfolio/(8)/
                          ---------------------------------------------------------------------------------------------------------
                                   Focus on secular trends, competitive strength and return on incremental invested capital
                          ---------------------------------------------------------------------------------------------------------
                           T. Rowe Price Equity Series, Inc. -                             Long-term capital appreciation
                           T. Rowe Price New America Growth Portfolio/(11)/
                          ---------------------------------------------------------------------------------------------------------
                                             Common stocks of U.S. companies in the service sector of the economy
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          Asset                             Variable Investment Options
        Category                      Under United of Omaha Separate Account B                             Objective
           (*)                               (Series Fund - Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Investments
----------------------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products Fund -                     Dividend income & capital appreciation
                           Fidelity VIP Equity Income Portfolio/(3)/
                          --------------------------------------------------------------------------------------------------------
                                                Income-producing equity securities
                          --------------------------------------------------------------------------------------------------------
                           MFS Variable Insurance Trust -                                  Long-term capital appreciation
                           MFS - Capital Opportunities Series Portfolio/(5)/
                          --------------------------------------------------------------------------------------------------------
                                          Common stocks of domestic and foreign companies
                          --------------------------------------------------------------------------------------------------------
Large-Cap Value            Pioneer Variable Contracts Trust -                              Current income & long-term growth
Equity                     Pioneer Equity-Income VCT Portfolio/(8)/
                          --------------------------------------------------------------------------------------------------------
                                Focus on large, strong companies with histories of dividend growth
                          --------------------------------------------------------------------------------------------------------
                           Pioneer Variable Contracts Trust -                              Capital growth with current income
                           Pioneer Fund VCT Portfolio/(8)/
                          --------------------------------------------------------------------------------------------------------
                                  Emphasizes high-quality, value and long-term earnings potential
                          --------------------------------------------------------------------------------------------------------
                           Scudder Variable Life Investment Fund -                         Long-term capital appreciation with
                           Scudder VLIF Growth and Income Portfolio/(9)/                   current income
                          --------------------------------------------------------------------------------------------------------
                                           Common stocks of large, established companies
                          --------------------------------------------------------------------------------------------------------
                           T. Rowe Price Equity Series, Inc. -                             Dividend income & capital appreciation
                           T. Rowe Price Equity Income Portfolio/(11)/
                          --------------------------------------------------------------------------------------------------------
                                      Dividend-paying common stocks of established companies
-----------------------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                           Fidelity VIP II Asset Manager: Growth Portfolio/(3,4)/
                          --------------------------------------------------------------------------------------------------------
Hybrid                             Domestic and foreign stocks, bonds and short-term investments
                          --------------------------------------------------------------------------------------------------------
                           T. Rowe Price Equity Series, Inc. -                             Capital appreciation & dividend income
                           T. Rowe Price Personal Strategy Balanced Portfolio/(11)/
                          --------------------------------------------------------------------------------------------------------
                                Diversified portfolio of stocks, bonds and money market securities
-----------------------------------------------------------------------------------------------------------------------------------
International Fixed        MFS Variable Insurance Trust -                                  Seeks income & capital appreciation
Income                     MFS - Global Governments Series Portfolio/(5)/
                          --------------------------------------------------------------------------------------------------------
                                                  International government bonds
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed           MFS Variable Insurance Trust -                                  High current income and capital
Income                     MFS - High Income Series Portfolio/(5)/                         appreciation
                          --------------------------------------------------------------------------------------------------------
                               Diversified bond portfolio, some of which may involve equity features
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term /        Morgan Stanley Universal Institutional Funds, Inc. -            Above average return from a diversified
Long-Term Fixed            MS Fixed Income Portfolio/(7)/                                  portfolio of fixed income securities
Income                    --------------------------------------------------------------------------------------------------------
                             Medium to high quality fixed income investments of intermediate maturity
                          --------------------------------------------------------------------------------------------------------
                           Federated Insurance Series -                                    Current income
                           Federated Fund for U.S. Gov't Securities II Portfolio/(2)/
                          --------------------------------------------------------------------------------------------------------
                                                       U.S. Government bonds
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Fixed           T. Rowe Price Fixed Income Series, Inc. -                       High level of current income consistent
Income                     T. Rowe Price Limited-Term Bond Portfolio/(11)/                 with modest price fluctuations
                          --------------------------------------------------------------------------------------------------------
                                   Short and intermediate-term investment grade debt securities
----------------------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series -                                    Current income consistent with the
Cash                       Federated Prime Money Fund II Portfolio/(2)/                    stability of principal
                          --------------------------------------------------------------------------------------------------------
                                               High-quality money market instruments
-----------------------------------------------------------------------------------------------------------------------------------


(*) Asset category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure that any portfolio will perform consistent with the categorization. Information contained in the Series Funds' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

         /(1)/    Fred Alger Management, Inc.
         /(2)/    Federated Investment Management Company.
         /(3)/    Fidelity Management & Research Company.
         /(4)/    Fidelity Management & Research (U.K.) Inc., and Fidelity
                  Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
         /(5)/    Massachusetts Financial Services Company.
         /(6)/    Morgan Stanley Asset Management Inc.
         /(7)/    Miller Anderson & Sherrerd, LLP.
         /(8)/    Pioneer Investment Management, Inc.
         /(9)/    Scudder Kemper Investments, Inc.
         /(10)/   Rowe Price-Fleming International, Inc., a joint venture
                  between T. Rowe Price Associates, Inc. and Robert Fleming
                  Holdings Limited.
         /(11)/   T. Rowe Price Associates, Inc.
         /(12)/   Deutsche Asset Management, Inc.

-------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
-------------------------------------------------------------------------------

     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.

     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds which accompany this Prospectus.

     We may receive revenues from the investment portfolios or their investment advisers. These revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

     The Variable Account is registered with the SEC as a unit investment trust. However, the Variable Account is regulated under Nebraska law and the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on August 27, 1996. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment
                                                                --------------
portfolios may fail to meet their objectives, and they could go down in value.
-----------------------------------------------------------------------------
Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus.

Adding, Deleting, or Substituting Variable Options

     We do not control the Series Funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

     New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II portfolio.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[_]  FIXED RATE OPTIONS (not available in Puerto Rico)

     There are two fixed rate options: a systematic transfer account and a fixed account. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 4.0% per year, compounded annually, in all states except Maryland (the minimum rate is guaranteed to yield 0.0% for policies issued in Maryland). We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk
                                                     --------------------------
that we will not credit more interest than will yield 4.0% per year (or more
----------------------------------------------------------------------------
than 0.0% in Maryland) for the life of the Policy. We have full control over how
-------------------------------------------------
assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, please see the Policy.

--------------------------------------------------------------------------------
The actual net effective minimum interest rate, after deduction of the mortality
           ---                                  -----
and expense risk charge, is guaranteed to yield 3.3% per year (compounded annually) for the first 10 Policy Years and 3.45% per year thereafter (except in Maryland, where the minimum net rates will yield -0.7% per year for the first ten Policy Years and -0.55% per year thereafter for Accumulation Value of $25,000 or less).
--------------------------------------------------------------------------------

Systematic Transfer Account (may not be available in all states)

     The systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program") when you buy the Policy. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. The rate of interest credited to each deposit into the systematic transfer account is fixed on the date of deposit and will not be changed. We guarantee that any such interest rate will not yield less than 4.5%. No additional funds may be allocated to a systematic transfer account after you purchase the Policy (except for funds designated on the Policy Application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange).

--------------------------------------------------------------------------------
All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the fixed account disclosures in this Prospectus.
--------------------------------------------------------------------------------

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account within a 13-month period. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer account may not be used to practice "market timing," and we may disallow transactions involving this account on that basis.

Fixed Account and Systematic Transfer Account

     The fixed account and the systematic transfer account are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate premiums to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

--------------------------------------------------------------------------------
We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.
--------------------------------------------------------------------------------

     We have complete discretion to declare interest in excess of the guaranteed
     ---------------------------------------------------------------------------
minimum rate, or not to declare any excess interest. However, once declared, we
---------------------------------------------------
guarantee that any rate will last for at least one year. Different rates of interest may be credited to the systematic transfer account and the fixed account.

     We guarantee that the Accumulation Value in the fixed account will be credited with an effective annual interest rate which will yield at least 4%. Using a procedure approved by our Board of Directors, the interest rate credited to the fixed account may be in excess of the guaranteed minimum interest rate. Any excess interest rate will be based on future expectations of investment earnings. These rates will be determined according to procedures and standards on file with the Nebraska Insurance Department. We will review these rates on a monthly basis.

     We guarantee that, prior to the payment of the death benefit or at the Policy maturity date, the amount in your fixed account or systematic transfer account will not be less than:

     (i) the amount of premiums allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less
     (ii) that part of the Monthly Deduction allocated to the fixed account or systematic transfer account, less
     (iii) any premium taxes or other taxes allocable to the fixed account or systematic transfer account, less
     (iv) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any surrender charges) or transfers to the Variable Account or to a loan account, plus
     (v)    interest at the guaranteed minimum interest rate, and plus
     (vi) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[_]  TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to return" period, you may transfer Policy value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. We will allow no more than 24 transfers in any Policy Year. This fee is deducted from the amount transferred.
     .   A transfer from the fixed account:
         - may be made only once each Policy Year (unless the dollar cost averaging program is elected);
         -  is free;
         -  may be delayed up to six months (30 days in West Virginia)
         -  does not count toward the 12 free transfer limit; and
         - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
     . We reserve the right to limit transfers, or to modify transfer privileges into any Subaccount and we reserve the right to change the transfer rules at any time.
     . If the accumulation value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II portfolio.
     . Transfers made pursuant to participation in the dollar cost averaging, asset allocation, STEP or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer charge. See the sections of this Prospectus describing those programs for the rules of each program.
     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
     . Transfers result in the cancellation of accumulation units in the Subaccount from which the transfer is made, and the purchase of accumulation units in any Subaccount to which a transfer is made.
     . We specifically reserve the right to disallow transfers into any Subaccount, if, in our judgment, the transfer is made for "market timing" purposes.
     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

Third-party Transfers.

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. All third-party transfers are subject to the same rules as all other transfers.

[_]  DOLLAR COST AVERAGING

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

--------------------------------------------------------------------------------
The dollar cost averaging and the STEP program are intended to result in the purchase of more accumulation units when the accumulation unit value is low, and fewer units when the accumulation unit value is high. However, there is no guarantee that either program will result in higher Accumulation Value or otherwise be successful.
--------------------------------------------------------------------------------

Dollar Cost Averaging Rules:

     .   The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     . If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to return" period. You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to return" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made, as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

[_]  SYSTEMATIC TRANSFER ENROLLMENT
     PROGRAM ("STEP program") (not available in Puerto Rico)

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial premium from a fixed interest rate account into variable investment options within 13 months of issue. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in the systematic transfer account than to amounts in the fixed account.)

----------------------------------------------------------------------
You cannot transfer amounts from the STEP account to the fixed account.
----------------------------------------------------------------------

STEP Program Rules:

     .   The STEP program is free.
     .   Can only be selected on the initial application.
     . Must have at least $5,000 in the systematic transfer account to begin the program.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in 12 equal monthly payments.
     .   Transfers must be at least $50 per Subaccount.
     . No new premiums may be allocated to this account after you purchase the Policy, except for funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code
         Section 1035 exchange.
     . Upon receipt of funds by Section 1035 exchange, the 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     .   Cannot begin before the end of the Policy's "right to return" period.
     . You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfer will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to return" period ends.
     .   No transfers may be made into the systematic transfer account.
     . No portion of any loan repayment will be allocated to the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[_]  ASSET ALLOCATION PROGRAM

     The asset allocation program allows you to allocate premiums and Policy value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below.

-------------------------------------------------------------------------------
The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.
-------------------------------------------------------------------------------

Asset Allocation Program Rules:

     .   The asset allocation program is free.
     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or an authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value (other than amounts in a Loan Account) to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.
     . The Series Funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.

     The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.


---------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET ALLOCATION MODELS
                                                      CURRENT ALLOCATIONS*
---------------------------------------------------------------------------------------------------------------------------------
                                                  Principal         Portfolio        Income          Capital           Equity
                                                  Conserver         Protector        Builder       Accumulator       Maximizer
                                               (conservative)      (moderately     (moderate)      (moderately      (aggressive)
                 Portfolio                            %          conservative) %        %          aggressive)%          %
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                                                     3                6
Deutsche VIT EAFE(R) Equity Index Fund                4                 6               7               9               14
Deutsche VIT Small Cap Index Fund                                       3               4               6                4
Federated Prime Money Fund II                        25                15               8
Fidelity VIP Equity Income                                                              5               6               10
Fidelity VIP II Index 500                             5                10              10              11                9
MFS Capital Opportunities Series                      6                 6              12              15               16
MFS Global Governments Series                         5                 5               5
MFS High Income Series                                5                 3               3
MS Emerging Markets Equity                                                              2               3                7
MS Fixed Income                                       5                 3
Pioneer Equity-Income VCT                             5                12               5               4
Pioneer Real Estate Growth VCT                                                          4               5                6
Scudder VLIF International                                                                                              14
T. Rowe Price International Stock                                       5               8              12
T. Rowe Price Limited-Term Bond                      40                32              22              19                2
T. Rowe Price New America Growth                                                        5               7               12
---------------------------------------------------------------------------------------------------------------------------------
                 *    We retain the right to change model allocations or to substitute portfolio options therein in future prospectuses. Amounts you allocate to a model portfolio will be invested pursuant to the then current portfolio allocations for that model.
---------------------------------------------------------------------------------------------------------------------------------

     We use Ibbotson Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

[_]  REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of the STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Rebalancing Program Rules:

     .   The rebalancing program is free.
     . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or by an authorized telephone transaction. Changed instructions or a request to end this program must also be by Written Notice.
     . You must have at least $10,000 of Policy Accumulation Value (other than amounts in a Loan Account) to begin the rebalancing program.
     .   You may have rebalancing occur quarterly, semi-annually or annually.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . If you elect the asset allocation program, your value in the Subaccounts will automatically be rebalanced to the model you choose on an annual basis, unless you elect semi-annual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

     The rebalancing program does not protect against a loss and may not achieve your goal.

---------------------------
IMPORTANT POLICY PROVISIONS

     The Ultra Variable Life Policy is a flexible premium variable universal life insurance policy. The Policy provides a death benefit and, as a variable insurance policy, allows you to invest your Accumulation Value in variable or fixed investment options where any gain accumulates on a tax-deferred basis. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid as a death benefit, or until it lapses because premiums paid and its Accumulation Value are insufficient to keep the Policy in force and the No-Lapse Period is not in effect (which can occur because insufficient premiums have been paid), or if a Policy loan exists, the Cash Surrender Value is equal to or less than the amount of the loan.

[_]  POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and provide evidence of the proposed insured's insurability. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium for any reason. If your application is in good order upon receipt, we will credit your initial premium on the date the Policy is issued. All premiums are allocated to the Federated Prime Money Fund II portfolio until the end of the"right to return period," and only then to your selected investment allocations. If a Policy is not issued, all premiums received will be returned. If all requirements for a valid policy are satisfied, including payment of required premiums, the Policy will be effective as of the issue date.

--------------------------------------------------------------------------------
Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

--------------------------------------------------------------------------------

Application in Good Order

     All application questions must be answered, but particularly note these requirements:

     - Your full name, Social Security number, and date of birth must be included.
     - The Beneficiary's full name, Social Security number, and other information must be included.
     - Your premium allocations must be completed, be in whole percentages, and total 100%.
     - Planned first year payment must meet minimum initial premium requirements.
     -    Your signature and your agent's signature must be on the application.
     -    City, state, and date application was signed must be completed.
     - You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we deem relevant).
     -    Your agent must be both properly licensed and appointed with us.

Premium Payments

     Your premium checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting to your Policy any payment made by check until your bank has honored the check. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Payment by certified check, banker's draft, or cashier's check will be promptly applied. You may change your premium allocation instructions by sending us Written Notice or through an authorized telephone transaction. The change will be effective on the date we receive your Written Notice or authorization. The change will apply to any additional premiums received on or after the date we receive your Written Notice or authorization. We reserve the right to change the following premium payment requirements.

     Initial Premium Payment:
     -----------------------

     - Must be enough to purchase $100,000 of insurance coverage, or a greater specified amount.
     - The net premium is invested in the Federated Prime Money Fund II until the end of the "right to return" period.

     Additional Premium Payments:
     ---------------------------

     - Additional premiums can only be made until the insured's age 100 (except as may be required in a grace period).
     - If a premium increases the specified amount of coverage, it is subject to the insured's continued insurability and our underwriting requirements, which may include evidence of continued insurability.
     - Must be at least enough to maintain the specified amount of coverage you purchased.

     - Planned premiums may be paid annually, semiannually, or at other intervals we offer. Beginning with the second Policy Year, you may change the planned premium once each year, subject to our approval. The planned premium is flexible. Because the Policy's Accumulation Value can fluctuate depending upon the performance of your selected variable investment options, payment of the planned premiums does not guarantee
                             --------------------------------------------------
         that your Policy will remain in force. Your Policy can lapse even if
         --------------------------------------------------------------------
         you pay all planned premiums on time. However, there may be a "no
         -------------------------------------
         lapse" guarantee, described below.
     - If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment, otherwise it will be treated as a premium and added to the Accumulation Value.
     - Additional premiums are applied pursuant to your current investment allocation instructions, unless you give us different instructions by Written Notice or authorized telephone transaction at the time you make an additional premium payment.
     - We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the Internal Revenue Code.

[_]  ACCUMULATION VALUE

     On your Policy's date of issue the Accumulation Value equals the initial net premium less the Monthly Deduction for the first month. The net premium is the premium less the premium charge for taxes (3.75%) and premium processing expenses ($2.00). On the date of each Monthly Deduction after the date of issue, the Accumulation Value equals:

     (a) the total of the values in each Subaccount; plus
     (b) the accumulation value of the fixed account; plus
     (c) the accumulation value of the systematic transfer account; plus
     (d) the accumulation value of any Loan Account; less
     (e) the Monthly Deduction for the current month.

--------------------------------------------------------------------------------
As explained in the EXPENSES section below, once each month, on the date of a Monthly Deduction Amount, certain charges are deducted from your Accumulation Value. These charges are called the "Monthly Deduction."

--------------------------------------------------------------------------------

     On any date other than the date of a Monthly Deduction the Accumulation Value equals:

     (a) the totals of the values in each Subaccount on the date of calculation; plus
     (b) the accumulation value of the Loan Account on the date of calculation; plus
     (c) the accumulation value of the systematic transfer account on the date of calculation; plus
     (d) the accumulation value of the fixed account on the date of calculation.

     The value for each Subaccount equals:

     (a) the current number of accumulation units for that Subaccount; multiplied by
     (b) the current unit value.

     Each net premium, Monthly Deduction, transfer and partial withdrawal allocated to a Subaccount is converted into accumulation units. This is done by dividing the dollar amount by the accumulation unit value for the applicable Subaccount for the Valuation Period during which it is allocated to or cancelled from the Subaccount. The initial accumulation unit value for each Subaccount was set when the Subaccount was established. The accumulation unit value may increase or decrease from one Valuation Date to the next.

     The accumulation unit value for a Subaccount on any Valuation Date is calculated as follows:

     (a) the net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; divided by
     (b) the total number of accumulation units held in the Subaccount on the Valuation Date, before the purchase or redemption of any shares on that date.

     The accumulation value of the fixed account on the date of each Monthly Deduction, before deducting the Monthly Deduction, equals:

     (a) the accumulation value as of the date of the last Monthly Deduction;
         plus
     (b) any net premiums credited since the date of the last Monthly Deduction; plus
     (c) any transfers from the Subaccounts to the fixed account since the date of the last Monthly Deduction; plus
     (d) any transfers from the Loan Account to the fixed account since the date of the last Monthly Deduction; less
     (e) any transfers from the fixed account to the Subaccounts since the date of the last Monthly Deduction; less
     (f) any transfers from the fixed account to the Loan Account since the date of the last Monthly Deduction; less
     (g) any partial withdrawals and surrender charges taken from the fixed account since the date of the last Monthly Deduction; plus
     (h) interest credited to the fixed account.

The accumulation value of the fixed account on any date other than a Monthly Deduction date equals:

(a) the accumulation value as of the date of the last Monthly Deduction, accumulated with interest from the date of the last Monthly Deduction to the date of calculation; plus
(b) any net premiums credited since the date of the last Monthly Deduction, accumulated with interest from the date received to the date of calculation; plus
(c) any transfers from the Subaccounts to the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; plus
(d) any transfers from the Loan Account to the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
(e) any transfers from the fixed account to the Subaccounts since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
(f) any transfers from the fixed account to the Loan Account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
(g) any partial withdrawals and surrender charges taken from the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of withdrawal to the date of calculation.

The accumulation value of the systematic transfer account on the date of each Monthly Deduction before deducting the Monthly Deduction equals:

(a)  the accumulation value as of the last Monthly Deduction date; less
(b) any transfers from the systematic transfer account to the Subaccounts since the date of the last Monthly Deduction; less
(c) any partial withdrawals and surrender charges taken from the systematic transfer account since the date of the last Monthly Deduction; less
(d) any transfers from the systematic transfer account to the Loan Account since the date of the last Monthly Deduction; plus
(e)  interest credited to the systematic transfer account.

     The accumulation value of the systematic transfer account on any valuation date other than the date of a Monthly Deduction equals:

(a) the accumulation value as of the date of the last Monthly Deduction, accumulated with interest from the date of the last Monthly Deduction to the date of calculation; less
(b) any partial withdrawals and surrender charges taken from the systematic transfer account since the date of the last Monthly Deduction, accumulated with interest from the date of withdrawal to the date of calculation; less
(c) any transfer from the systematic transfer account to the Loan Account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation.

     The Cash Surrender Value is the Accumulation Value as of the date of surrender, less any outstanding Policy loans and unpaid loan interest and less any applicable surrender charge.

[_]  LAPSE AND GRACE PERIOD

Lapse

     Because the Policy's Accumulation Value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all planned premiums on time.

     No Policy Loan exists: The Policy will lapse if, on the date of a Monthly
     ---------------------
Deduction, the Accumulation Value is not enough to cover the Monthly Deduction (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment.

     A Policy Loan exists: The Policy will lapse on the date of a Monthly
     --------------------
Deduction when the Cash Surrender Value is not enough to cover the Monthly Deduction and any loan interest due, and a grace period expires without a sufficient premium payment.

     ---------------------------------------------------------------------
         A lapse of the Policy may result in adverse tax consequences.
     ---------------------------------------------------------------------

No-Lapse Period

     The Policy will not lapse during a No-Lapse Period, even if the Cash Surrender Value is insufficient to pay the Monthly Deduction, if you meet the minimum monthly premium or the target monthly premium requirements and the
                                                                   ---
following rules:

     -   The Policy has never been reinstated;
     - There is no additional insured term insurance rider covering the insured attached to the Policy;
     - There is both a minimum No-Lapse Period and a lifetime No-Lapse Period, and they have different minimum monthly premium requirements that must be met in order for the No-Lapse Period guaranty to apply. The respective (minimum or lifetime) monthly premium requirement is met on the date of any Monthly Deduction when the total premiums paid since the Policy's date of issue, less any partial withdrawals, accumulated at 4% interest, less any outstanding Policy loan, equals or exceeds the required monthly premium, accumulated at 4% interest. (The minimum and lifetime monthly premium requirements and No-Lapse Periods are shown on the Policy's data pages.)
     - The No-Lapse guaranty will vary from state to state and the lifetime No-Lapse guaranty is not available in all states.

Grace Period

     Although the Policy can lapse, we allow you a 61-day grace period to make a premium payment sufficient to cover the Monthly Deduction and any loan interest due.

     - We will mail notice to you of the insufficiency within 30 days of the start of the grace period.
     - If the necessary additional premium payment is not received, the Policy terminates as of the first day of the grace period.
     - Payment received during a grace period is applied as additional premium to keep the Policy in force, unless specified.
     - Insurance coverage continues during the grace period, but the Policy is deemed to have no Accumulation Value for purposes of Policy loans, surrender and withdrawals.
     - If the insured dies during the grace period, the death benefit proceeds payable equal the amount of death benefit in effect immediately prior to the date the grace period began less any due and unpaid Monthly Deduction and unpaid loan interest.

[_]  PAID UP LIFE INSURANCE (where a Policy loan exists)

     You can use this rider provision, under certain circumstances, to keep the Policy from lapsing when you have a large Policy loan (or loans) outstanding. This rider is not available in New Jersey or Florida, and may not be available in other states. In addition, this rider is not available for Policies issued before May 1, 1999. If you are age 75 or older and have had your Policy for 15 years, you can exercise the right to elect this Policy rider that provides that your Policy will never lapse and will provide paid-up life insurance, even if the Policy would otherwise soon lapse. We will deduct 3% of the Accumulation Value on the date you exercise this rider. Additional requirements on the date you exercise this rider are:

     - The Policy loan balance cannot exceed 96% of the Accumulation Value. Any loan exceeding this amount must be repaid.
     - The Policy loan balance must exceed the specified amount of insurance coverage.
     - Policy loans taken in the last 36 months must be less than 30% of the entire amount of Policy loans outstanding.
     - Any additional insured term riders attached to your Policy must be removed.
     - After the rider is in effect, we will not accept any additional premium, nor will we allow any changes in the specified amount of insurance coverage or death benefit option. In Maryland, the Monthly Deductions will be zero after exercise of this rider.
     - All amounts not allocated to the Loan Account must be allocated to the fixed account.

     The amount of paid-up life insurance provided by this provision equals the
     ------------------------------------
Accumulation Value on the date you elect this guarantee, less the 3% deduction, with the resulting difference multiplied by 105%. On that date this amount will become the specified amount of insurance coverage under the Policy. The death benefit under the Policy will be the greatest of:

     (a) the current specified amount of insurance coverage on the date of death; or
     (b) the Policy's Accumulation Value on the date of death, plus the corridor amount described in the Policy for the Insured's attained age; or
     (c) the Policy's loan balance on the date of death, plus the corridor amount for the Insured's attained age.

     The death benefit payable will be reduced by any loan balance. The corridor percentage will not be less than 1%.

     We believe this provision, when exercised, will prevent the Policy from lapsing. The Internal Revenue Service's position on this point is unclear, and we do not warrant any tax effect. You should consult your tax adviser before exercising this rider provision.

[_]  MISSTATEMENT OF AGE OR SEX

     If the insured's age or sex is misstated, all Policy payments and benefits will be those that the premiums paid would have purchased at the correct age and sex.

[_]  SUICIDE

     We will not pay the death benefit if the insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the date of issue (and, in Missouri, the insured intended suicide at the time coverage was applied for). Instead, we will pay the sum of the premiums paid since issue less any loans and unpaid loan interest and less any partial withdrawals.

     We will not pay that portion of the death benefit resulting from an increase in the specified amount of coverage if the insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the effective date of the increase (and in Missouri, the insured intended suicide at the time coverage was applied for). Instead, we will pay the sum of the premiums paid for the increase.

[_]  INCONTESTABILITY

     We will not contest the validity of the Policy after it has been in force during the lifetime of the insured for two years from the date of issue or for two years from the date of reinstatement.

     We will not contest the validity of an increase in the specified amount of coverage after the Policy has been in force during the lifetime of the insured for two years from the effective date of the increase. Any contest of an increase in the specified amount of coverage will be based on the application for that increase.

[_]  TELEPHONE TRANSACTIONS

     Telephone Transactions Permitted:        Telephone Transaction Rules:

 .    Transfers.                           .   Only you may elect. Do so by prior
                                              Written Notice authorization to
                                              us.
 .    Partial withdrawals or loans of      .   Must be received by close of the
     $10,000 or less by you (may be           New York Stock Exchange
     restricted  in  community                ("NYSE")  (usually 3 p.m.
     property states).                        Central Time); if later, the
                                              transaction will be processed the
 .    Change of premium allocations.           next day the NYSE is open.
                                          .   Will be recorded for your
                                              protection.
                                          .   For security, you must provide
                                              your Social Security number
                                              and/or other identification
                                              information.
                                          .   May be discontinued at any time
                                              as to some or all Owners.

     We are not liable for following authorized telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[_]  REINSTATEMENT

     If the Policy lapses because a grace period ended without a sufficient payment being made and the Policy has not been surrendered for cash, you may reinstate it within five years of the date of lapse and prior to the maturity date. To reinstate, we must receive:

     -   written application signed by you and the insured;
     -   evidence of the insured's insurability satisfactory to us;
     -   enough payment to continue this Policy in force for three months; and
     - repayment or reinstatement of any outstanding Policy loan, together with unpaid loan interest from the date of lapse.

     On a reinstated Policy, there will be a re-establishment of surrender charges, if any, measured from the original date of issue.

     The effective date of reinstatement will be the date we approve the application for reinstatement.

     The specified amount of insurance coverage of the reinstated Policy may not exceed the specified amount of insurance coverage at the time of lapse. The Accumulation Value on the effective date of reinstatement will equal the amount of reinstatement premium plus any applicable surrender charge measured from the original date of issue to the date of reinstatement, and less the Monthly Deduction for the current Policy Month.

     Any prior no-lapse period is no longer in effect after the Policy has been reinstated.

[_]  MATURITY DATE

     The Policy's maturity date is the Policy Anniversary next following the insured's 100th birthday. On the maturity date, we will pay you the Policy's Accumulation Value, less any loan and unpaid loan interest, if (a) the insured is then living; (b) this Policy is in force; and (c) coverage beyond maturity is not elected. The Policy may terminate prior to the maturity date as described above under the Lapse and Grace Period provision. If the Policy does continue in force to the maturity date, it is possible there will be little or no Cash Surrender Value at that time.

[_]  COVERAGE BEYOND MATURITY

     At least 30 days before the maturity date of the Policy, you may elect to continue the Policy in force beyond the maturity date. The election must be made by Written Notice. The following will apply:

     - We will maintain your allocation of Accumulation Value to the Subaccounts and the fixed account according to your instructions.
     -   The cost of insurance charge will be zero.
     -   The risk charge will be zero.
     -   The administrative charge will be zero.
     -   The corridor percentage will be fixed at 101%.
     - The death benefit option will be the option described in the Policy as Option 1.
     - Any riders (except the paid-up life insurance rider) attached to the Policy that are then in force will terminate.
     - The insured's date of death will be considered the Policy's maturity date.
     -   You cannot pay any more premiums.
     - All other rights and benefits as described in the Policy will be available during the insured's lifetime.
     - The Policy's death benefit, net of loan interest and any outstanding loan balance, will be extended past the original maturity date, even if the Policy has no Cash Surrender Value.
     - Any loan outstanding when the Policy is continued past the maturity date will continue to accrue interest expense.

-----------------------------------------------------------------------------
The tax consequences of continuing a Policy beyond the insured's age 100 are unclear. Please consult a tax adviser.
-----------------------------------------------------------------------------

     The tax consequences associated with extending coverage beyond maturity are unclear. A tax adviser should be consulted before making such an election.

[_]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a Policy loan, partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payment of Policy loans, partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

     We reserve the right to delay payments of partial withdrawals or a cash surrender from the Subaccounts and the fixed account until all of your payments have been honored by your bank.

[_]  MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary share to a minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

----------------------------------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment.

     Each Series Fund also deducts expenses from each investment portfolio; those expenses are described in each Series Fund prospectus.

[_]  DEDUCTIONS FROM PREMIUM

Tax Charge - 3.75% of each premium payment

     Many states and municipalities impose a premium tax on us, ranging from 0.75% to 5.0%. We also incur a federal income tax liability under Internal Revenue Code Section 848 (a deferred acquisition cost tax) upon Policy premium collected. We may also incur state and local taxes relating to the Policy. We deduct 3.75% of each Policy premium payment we receive to cover these expenses. (In Oregon, this deduction does not include state and municipality premium tax expenses.) Please note that the actual federal and state taxes that we will pay on a particular Policy may be more or less than the amount we collect.

Premium Processing Charge - $2 per payment

     We deduct $2 from each Policy premium payment we receive to cover our premium processing expenses.

[_]  MONTHLY DEDUCTION

     We deduct a Monthly Deduction from the Policy's Accumulation Value on each monthly anniversary of the date of issue (the "Monthly Deduction Date"), consisting of: (1) the cost of insurance charge; (2) the cost of riders charge;
(3) the risk charge; and (4) the administrative charge.

     Charges based on the Accumulation Value are calculated before the Monthly Deduction is deducted, but reflecting charges deducted from Subaccount assets. The Monthly Deduction is deducted pro rata from the Accumulation Value in the Subaccounts and the fixed account. The Monthly Deduction results in the cancellation of accumulation units in the Subaccounts and the fixed account. There is no Monthly Deduction after the Policy Anniversary next following the insured's 100th birthday if coverage beyond maturity is elected.

Cost of Insurance Charge

     The cost of insurance charge is for providing insurance protection under the Policy. The amount of the current charge is based on the issue age, sex (except in Montana), risk and rate class of the insured, the current specified amount of insurance coverage, and the length of time the Policy has been in force. We may use current cost of insurance charges less than those shown in the Policy, and reserve the right to change the cost of insurance charges. Changes will be by class and based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge.

     The cost of insurance each month equals:

     -   The Net Amount at Risk for the month; multiplied by
     - The cost of insurance charge per $1,000 of specified amount of insurance coverage (which is set forth in the Policy) multiplied by the amount of insurance coverage; divided by
     -   $1,000.

     The Net Amount at Risk in any month equals:

     -   The death benefit; less
     - The Accumulation Value after deducting the rider charge, if any, the mortality and expense risk charge and the administrative charge for the current month.

Risk Charge

     The risk charge is for the mortality risks we assume -- that insureds may live for shorter periods of time than we estimate, or the Accumulation Value is not enough to keep the Policy in force during the No-Lapse Period -- and also compensates us for our expenses incurred to administer the Policy. In Policy Years 1 through 10, this risk charge is equivalent to an annual charge of 0.70% of the Accumulation Value. In Policy Years 11 and later, this risk charge is equivalent to an annual charge of 0.55% of the Accumulation Value up to $25,000, and is .15% of the Accumulation Value in excess of $25,000. The risk charge after Policy Year 10 will never exceed a maximum charge of 0.55% of the Accumulation Value. The charge is deducted as 0.05833% of the Accumulation Value, deducted on the date the Monthly Deduction is assessed, for the first 10 Policy Years. For Policy Years after Year 10, the charge deducted on the date the Monthly Deduction is assessed is 0.04583% of the Accumulation Value for Accumulation Value up to and including $25,000, and 0.0125% of the Accumulation Value for Accumulation Value in excess of $25,000 (which we may increase to a maximum charge of 0.04583%). If this charge exceeds our actual costs to cover death benefits and expenses, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

Administrative Charge - $7

     The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Variable Account.

Cost of Riders (riders may not be available in all states)

     Additional Insured Rider. This rider provides term insurance, for the primary insured at a cost equal to the amount of insurance coverage provided by the rider (not to exceed two times the base Policy's specified amount of insurance coverage), multiplied by the rider's cost of insurance charge for each $1,000 of benefit amount, divided by 1,000. This charge is based on the primary insured's issue age, sex (except in Montana), and risk and rate class. The charge for this rider increases on an annual basis.

     Accidental Death Benefit Rider. This rider provides additional coverage in the event of an accidental death, at a cost which is a fixed rate determined by the insured's attained age and sex (just age in Montana) per each $1,000 of rider coverage elected, multiplied by the rider benefit amount, divided by $1,000. The rider benefit amount cannot exceed one-half of the base Policy's specified amount of insurance coverage.

     Disability Rider. This rider provides a benefit in the event of disability of the Owner, at a cost which is a fixed rate determined by the insured's attained age and sex (just age in Montana) per each $1.00 of rider monthly deduction elected, multiplied by the amount of the monthly deduction.

     Paid-Up Life Insurance Rider. This rider guarantees to keep your Policy in force as paid-up life insurance if there is a Policy loan and certain conditions are met. Its cost is 3% of your Accumulation Value on the date you exercise the rider benefit. (This rider is described in the IMPORTANT POLICY PROVISIONS section, above.)

     Waiver of Surrender Charge Rider.  No cost.

     Accelerated Death Benefit Rider. This rider provides a full payout of the lesser of 94% of the Policy's death benefit (88% in Washington and 96% in New Jersey), or $500,000, for the primary insured with evidence of a 12-month life expectancy or less (24 months in Washington and 6 months in New Jersey). There is no premium or cost of insurance charge for this rider, and it automatically attaches to all Policies with face amounts between $50,000 and $500,000. If this rider option is exercised, all other riders and the base Policy will terminate.

[_]  TRANSFER CHARGE - $10 (FIRST 12 ARE FREE)

     A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of transfer. Transfers from the systematic transfer account are free and do not count toward the 12 free transfers. Transfers made pursuant to participation in the dollar cost averaging, asset allocation, STEP or rebalancing programs are not subject to the transfer charge rules. See the sections of this Prospectus describing those programs for the rules of each program.

[_] SURRENDER CHARGE (ALSO APPLIES TO DECREASES IN SPECIFIED AMOUNT OF INSURANCE COVERAGE)

     Upon a total surrender or partial withdrawal from your Policy, we may deduct a surrender charge from the amount of the surrender or partial withdrawal. If the Policy's current specified amount of insurance coverage is decreased, we may deduct a surrender charge from the Accumulation Value based on the amount of the decrease. The surrender charge varies by issue age, sex (except in Montana), risk and rate class, the length of time your Policy has been in force and the specified amount of coverage. For example, for a male age 35 at issue, in the nontobacco risk class and the preferred rate class, the surrender charge is $13.00 for each $1,000.00 of specified amount in the first five years, declining to $1.00 per $1,000.00 in the 12th year and zero thereafter. Generally, the surrender charge is higher the older you are when the Policy is issued, subject to state nonforfeiture requirements (which generally limits surrender charges at higher ages). The highest aggregate surrender charge is $50 for each $1,000 of specified amount of insurance coverage in the first year, declining to $10 per $1,000 in the ninth year and zero thereafter. The length of the surrender charge period varies depending upon the Policy Owner's issue age: the period is 12 years through age 52, 11 years at age 53, 10 years at age 54, and 9 years at age 55 and thereafter.

     The surrender charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the risk charge and the administrative charge (each described above).

Surrender Charge Waivers (not available in all states)

     We will waive the surrender charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in all states.

     Hospital and Nursing Home Waiver. Any partial withdrawal or surrender made
     --------------------------------
pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days: (a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and
(e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. The nursing home waiver is not available if any Owner is confined to a nursing home or hospital facility on the date of issue (except in Pennsylvania). We will not accept any additional premiums under your Policy once you elect this waiver.

     Disability Waiver. Any partial withdrawal or surrender while you are
     -----------------
physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense. We will not accept any additional premiums under your Policy once you elect this waiver.

     The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue (except in Pennsylvania) or is age 65 or older on the date of withdrawal.

     Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania).
     ------------------------------------------------------------------------
Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Washington). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have you examined by a licensed physician of our choice and at our expense. We will not accept any additional premiums under your Policy once you elect this waiver.

     The terminal illness waiver is not available if you are diagnosed with a terminal illness prior to or on the date of issue (except in Pennsylvania).

     Unemployment Waiver. Any partial withdrawal or surrender in the event you
     -------------------
become unemployed. The unemployment waiver is available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if you are receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

     Transplant Waiver. Any partial withdrawal or surrender if you undergo
     -----------------
transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner or Insured of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

     Residence Damage Waiver. Any partial withdrawal or surrender if your
     -----------------------
primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted with 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

     Death of Spouse or Minor Dependent Waiver. Partial withdrawals of the
     -----------------------------------------
following percentage of Accumulation Value made within six months of your spouse's or minor dependent(s)' death: death of spouse, 50%; death of minor dependent(s), 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the surrender charge.

[_]  SERIES FUND CHARGES

     Each Series Fund investment portfolio is responsible for its own expenses. The net assets of each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus. A table of portfolio annual expenses is included in the INTRODUCTION AND SUMMARY section of this Prospectus.

------------------------------
POLICY DISTRIBUTIONS

     The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or surrender it for its Cash Surrender Value. Taxes, tax penalties and surrender charges may apply to amounts taken out of your Policy. Depending on the circumstances, receipt of a Policy loan may have federal income tax consequences. You may wish to consult your tax adviser before requesting a Policy loan.

[_]  POLICY LOANS

         Amount You Can Borrow                    Loan Interest Rate
--------------------------------------------------------------------------------
Standard Policy Loan. After the         Standard Policy Loan.  Net annual loan
--------------------                    --------------------
first Policy Year (at any time in       interest rate of 2%:  we charge an
Indiana), you may borrow up to 100%     interest rate in advance with a 6%
of the Cash Surrender Value, less       effective annual yield, but we also
loan interest to the end of the         credit an interest rate with an
Policy Year, and less a Monthly         effective  annual yield of 4% to any
Deduction that is sufficient to         amounts in the Loan Account.
continue the Policy in force for at
least one month.
--------------------------------------------------------------------------------
Preferred Policy Loan.  Available       Preferred Policy Loan.  Net annual loan
---------------------                   ---------------------
beginning in the 10/th/ Policy          interest rate of 0%:  we charge an
Year.  Any loan outstanding at the      interest rate in advance with a 6%
beginning of the 10/th/ Policy          effective annual yield, but we also
Year will become a preferred            credit an interest rate with an
Policy loan from that point forward.    effective annual yield of 6% to any
                                        amounts in the Loan Account.
--------------------------------------------------------------------------------
We believe a preferred Policy loan will not affect tax treatment of the Policy, but tax law is unclear on this point and we do not warrant its tax effect.
You may wish to consult your tax adviser before taking a preferred Policy loan.
--------------------------------------------------------------------------------

Loan Rules:

 .    The Policy must be assigned to us as sole security for the loan.
 .    We will transfer all loan amounts from the Subaccounts and the fixed account to a Loan Account. The amounts will be transferred on a pro rata basis. Transfers from the Subaccounts will result in the cancellation of accumulation units.
 .    Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from the Subaccounts and the fixed account to the Loan Account on a pro rata basis.
 .    All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of a loan repayment from the Loan Account and allocate that amount among the Subaccounts and the fixed account in the same percentages as the Accumulation Value is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
 .    The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
 .    We may defer making a loan for six months (30 days in West Virginia) unless the loan is to pay premiums to us.

[_]  SURRENDER

     While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a surrender, all your rights in the Policy end.

Surrender Rules:

 .    The Policy must be returned to us to receive the Cash Surrender Value.
 .    The maximum applicable Surrender Charge is described in your Policy and the
     Expenses section of this Prospectus.
 .    Surrenders are taxable, and a 10% federal tax penalty may apply prior to age 59 1/2.
 .    We may defer payment from the fixed account or the systematic transfer account for up to six months (30 days in West Virginia).

--------------------------------------------------------------------------------
For amounts allocated to the fixed account and the systematic transfer account, the Cash Surrender Value is equal to or greater than the minimum Cash Surrender Values required by the state in which the Policy was delivered. The value is based on the Commissioners 1980 Standard Ordinary Mortality Table, the insured's age at last birthday, with interest which yields 4% on an annual basis.
--------------------------------------------------------------------------------

[_]  PARTIAL WITHDRAWALS

     After the first Policy Year, you may withdraw part of the Accumulation Value. The amount requested and any surrender charge will be deducted from the Accumulation Value on the date we receive your request (either by Written Notice or, for amounts of $10,000 or less, by an authorized telephone transaction). Amounts withdrawn may be subject to a surrender charge (as defined in the Policy and the EXPENSES section of this Prospectus) unless one of the surrender charge waiver provisions is applicable.

     If Death Benefit Option 1 (described below) is in effect, then the current specified amount of insurance coverage will be reduced by the amount of any partial withdrawal and the Accumulation Value will be reduced by the amount of the withdrawal and the surrender charge applicable to the decrease in the current specified amount of insurance coverage. We will send you an amendment showing the current specified amount of insurance coverage after the withdrawal.

     If Death Benefit Option 2 (described below) is in effect, the Accumulation Value will be reduced by the amount of the partial withdrawal (but the specified amount will not change).

Partial Withdrawal Rules:

 .    Partial withdrawals are made first from premiums paid and then from earnings, beginning with the most recent premium payment.
 .    The minimum partial withdrawal amount is $250; the maximum is an amount such that the remaining Cash Surrender Value is not less than $500 and the specified amount of insurance coverage is at least $100,000 in Policy Years 1-5, and at least $50,000 thereafter.
 .    Partial withdrawals result in cancellation of accumulation units from each applicable Subaccount. Unless you instruct us otherwise, we will deduct withdrawal amounts from the Subaccounts, the fixed account and the systematic transfer account on a pro rata basis. No more than a pro rata amount may be withdrawn from the fixed account and the systematic transfer account.
 .    Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated.
 .    We reserve the right to defer withdrawals from the fixed account and the systematic transfer account for up to six months (30 days in West Virginia) from the date we receive your request.
 .    Partial withdrawals may change the minimum and target monthly premium requirements applicable to the No-Lapse Period provision.
 .    Partial withdrawals may be taxable and subject to a 10% federal tax penalty.

[_]  DEATH BENEFIT

     We will pay a death benefit after we receive necessary documentation of the insured's death, and we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to a payment option (including a lump-sum payment) selected by the Beneficiary to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. (See the PAYMENT OF PROCEEDS section below.) If neither you nor the Beneficiary makes a payment option election within 60 days of our receipt of documentation of the insured's death, we will issue a lump-sum payment to the Beneficiary.

Death Benefit Options

     You have a choice of one of two death benefit options. (Option 1 is in effect unless you elect option 2.)

Death Benefit Option 1:
----------------------
The death benefit is the greater of:
     (a)  the specified amount of insurance coverage on the date of death; or
     (b) the Policy's Accumulation Value on the date of death plus the corridor amount.
The death benefit amount can be level at the specified amount of insurance coverage.

Death Benefit Option 2:
----------------------
The death benefit is the Policy's Accumulation Value on the date of death plus the greater of:
     (a)  the specified amount of insurance coverage on the date of death; or
     (b)  the corridor amount.
The death benefit amount will always vary as the Accumulation Value goes up or down each day.

     The corridor amount equals the Accumulation Value on the insured's date of death multiplied by the corridor percentage from the table shown below for the insured's attained age.

        Attained    Corridor   Attained    Corridor   Attained   Corridor
           Age     Percentage     Age     Percentage     Age    Percentage
       --------------------------------------------------------------------
          0-40        150%        54         57%         68         17%
           41         143%        55         50%         69         16%
           42         136%        56         46%         70         15%
           43         129%        57         42%         71         13%
           44         122%        58         38%         72         11%
           45         115%        59         34%         73          9%
           46         109%        60         30%         74          7%
           47         103%        61         28%        75-90        5%
           48          97%        62         26%         91          4%
           49          91%        63         24%         92          3%
           50          85%        64         22%         93          2%
           51          78%        65         20%         94          1%
           52          71%        66         19%       95-100        0%
           53          64%        67         18%        100+         1%

     After the first Policy Year, you may change the death benefit option once each year. Changes in the death benefit option may change the specified amount of insurance coverage, because we will change the current specified amount to maintain the level of death benefit in effect before the death benefit option change. Any resulting decrease in the specified amount is subject to a surrender charge.

Rules for Changing the Death Benefit Option:

     . A change in death benefit option takes effect on the date the Monthly Deduction is assessed after we receive your Written Notice to change.
     . After each change in death benefit option, we will send you an amendment to the Policy showing the option in effect and the current specified amount of coverage.
     . A change in the current specified amount of coverage resulting from a death benefit option change will change the minimum monthly and target monthly premium requirements applicable to the No-Lapse Period provision.

Change in Specified Amount of Insurance Coverage

     After the first Policy Year, you may change the current specified amount of insurance coverage once each year. Any change will take effect on the date the Monthly Deduction is assessed following the date we approve the change. We will send you an amendment to the Policy showing the current specified amount of coverage after the change.

Rules for Changing Specified Amount:

 .    An increase in the specified amount of coverage requires a new application and evidence of insurability satisfactory to us.
 .    No increases after attaining age 90.
 .    A decrease in the specified amount is subject to a surrender charge on the amount of the decrease.
 .    A decrease is only allowed to the extent the specified amount of coverage remains at least $100,000 during Policy Years 1-5; $50,000 thereafter.
 .    A change in the current specified amount of coverage will change the minimum monthly and target monthly premium requirements applicable to the No-Lapse Period provision.

[_]  PAYMENT OF PROCEEDS

     You may elect to have proceeds paid as annuity payments under any combination of the fixed and variable payout options shown in the Policy. (In Maryland only fixed payout options are available.) If another option is not chosen within 60 days of the date we receive satisfactory proof of death, we will make payment in a lump sum.

Rules for Payment of Proceeds:

 .    Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
 .    Any option chosen will be effective when we acknowledge it.
 .    We may require proof of your age or survival or the age or survival of the payee.
 .    We reserve the right to pay the proceeds in one sum when the amount is less than $2,000, or when the option of payment chosen would result in periodic payments of less than $20.
 .    When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed option.

     Fixed Proceeds Payments: Fixed payments are available under all six payout
     -----------------------
options described below. The proceeds will be transferred to our general account, and the payments will be fixed in amount by the provisions selected and the age and sex (if consideration of sex is allowed) of the payee. The interest rate used in the payout options is guaranteed to yield 3% on an annual basis. We may, at our sole discretion, declare additional interest to be paid or credited
     ----------------------
annually for payout options 1, 2, 3, or 6. The guaranteed amounts are based on the 1983a mortality table, and an interest rate that is guaranteed to yield 3% annually. Current interest rates may be obtained from us.

     Variable Proceeds Payments: Only payout options 2, 4, and 6 are available
     --------------------------
for variable payments. The dollar amount of the first monthly payment will be determined by applying the proceeds allocated to variable Subaccounts to the variable payout options table shown in the Policy applicable to the payout option chosen. The tables are determined from the 1983a Mortality Table ALB. If more than one Subaccount has been selected, the accumulation value of each Subaccount is applied separately to the applicable table to determine the amount of the first payment attributable to that particular Subaccount.

     All variable payments other than the first will vary in amount according to the investment performance of the applicable Subaccounts. We guarantee that the dollar amount of each variable payment after the first will not be affected by actual expenses (except changes in fund management expenses) or changes in mortality experience. The amount of each subsequent payment equals the number of variable payment units for each Subaccount, multiplied by the value of a variable payment unit for that Subaccount 10 days prior to the date the variable payment is due. This amount may increase or decrease from month to month. The number of units for each Subaccount is determined by dividing the amount of the first payment attributable to that Subaccount by the value of a unit in that Subaccount when the first payment is determined.

     If the net investment return of a Subaccount for a payment period is equal to the pro-rated portion of the assumed investment rate, the variable payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period. A charge equal on an annual basis to 1.20% of the daily net asset value of the Variable Account is deducted to compensate us for the administrative and other costs and risks associated with the variable payment options.

Transfers between Fixed and Variable Payout Options

     The payee may exchange the value of a designated number of variable payment units of a particular Subaccount into other variable payment units, the value of which would be such that the dollar amount of a payment made on the date of the exchange would be unaffected by the exchange.

--------------------------------------------------------------------------------
     4 transfers are allowed each Policy Year that a payout option is in effect.
--------------------------------------------------------------------------------

     Transfers may be made between Subaccounts and from a Subaccount to the fixed account. No exchanges may be made from the fixed account to the variable Subaccounts. Transfers will be made using the variable payment unit values for the valuation period during which we receive any request.

Payout Options

     NOTE: Unless you elect a payout option with a guaranteed period or option 1, (described below) it is possible only one payment would be made under the payout option if the payee died before the due date of the second annuity payment, only two annuity payments would be made if the payee died before the due date of the third annuity payment, etc. If the continuation of variable payments being made under an option does not depend upon the payee's remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payment under an option depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

--------------------------------------------------------------------------------
The longer the guaranteed or projected proceeds payment option period, the lower the amount of each payment.
--------------------------------------------------------------------------------

1)    Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we
      ------------------------------------
      annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2)    Income of a Specified Amount. Proceeds are paid in monthly installments of
      ----------------------------
      a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3)    Income for a Specified Period. Periodic payments of proceeds are paid for
      -----------------------------
      the number of years chosen. If no other frequency is selected, payments will be made monthly. Monthly incomes for each $1,000 of proceeds which include interest, are illustrated by a table in the Policy.

4)    Lifetime Income. Proceeds are paid as monthly income for as long as the
      ---------------
      payee lives. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable proceeds payments, other than the first variable payment, will vary in amount according to the investment performance of the applicable variable investment options.

      Guarantees Available for the Lifetime Income Option:
      ---------------------------------------------------

      Guaranteed Period - An amount of monthly income is guaranteed for a
      -----------------
      specified number of years and thereafter as long as the payee lives. Guaranteed Amount - An amount of monthly income is guaranteed until the
      -----------------
      sum of payments equals the proceeds placed under the option and as long after that as the payee lives. If any lifetime option with a guaranteed period provides installment payments of the same amount at some ages for different guaranteed periods, then we will provide payments for the longest guaranteed period that is available at that age and amount.

5)    Lump Sum.  Proceeds are paid in one sum.
      --------

6)    Other Options. We may be able to accommodate making proceeds payments
      -------------
      under other options, including joint and survivor periods. Contact us for more information.

__________________________________________
FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

[_]  LIFE INSURANCE QUALIFICATION

     The Internal Revenue Code of 1986, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about the application of those tests to the Policy.

--------------------------------------------------------------------------------
Tax laws affecting the Policy are complex. Tax results may vary among individual uses of a Policy. You are encouraged to seek independent tax advice in purchasing or making elections under the Policy.
--------------------------------------------------------------------------------

     Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

     . the death benefit should be fully excludable from the Beneficiary's gross income; and

     . you should not be considered in constructive receipt of the Cash Surrender Value, including any increases, unless and until it is distributed from the Policy.

     We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

     Modified Endowment Contracts. The Code establishes a class of life
     ----------------------------
insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Accumulation Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

-------------------------------------------------------------------------------
This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.
--------------------------------------------------------------------------------

     A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

[_]  TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

     Upon a surrender or lapse of the Policy or when benefits are paid at the Policy's maturity date, if the amount received plus any loan amount exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

--------------------------------------------------------------------------------
     "Investment in the Policy" means:

     . the aggregate amount of any premium payments or other consideration paid for the Policy, minus
                               -----
     . the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus
                        ----
     . the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the Owner's gross income.
--------------------------------------------------------------------------------

     Distributions from Policies Classified as Modified Endowment Contracts are
     ----------------------------------------------------------------------
subject to the following tax rules:

     (1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Policy (see box above) at such time.
     (2) Loans from or secured by the Policy are treated as distributions and taxed accordingly.
     (3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

     Distributions from Policies Not Classified as Modified Endowment Contracts
     --------------------------------------------------------------------------
are generally treated as first recovering the investment in the Policy and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first nine years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Code.

     Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that preferred loans could be treated as distributions rather than loans.

     Neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax rule. If a Policy which is not a modified endowment contract becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change in such status will become taxable in accordance with the modified endowment contract rules discussed above.

[_]  OTHER POLICY OWNER TAX MATTERS

     Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a withdrawal, a surrender or lapse, a change in Ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of Ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or Beneficiary.

     Interest Paid on Policy loans generally is not tax deductible.
     -----------------------------

     Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

     The Policy may continue after the insured attains age 100. The tax
     ---------------------------------------------------------
consequences associated with continuing a Policy beyond age 100 are unclear. A tax adviser should be consulted on this issue.

     Federal and state estate, inheritance and other tax consequences of
     ----------------------------------------------------------------
ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.

     Diversification requirements. Code Section 817(h) requires investments of
     ----------------------------
the Variable Account to be

"adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with the diversification requirements could subject you to immediate taxation on the incremental increases in Accumulation Value of the Policy plus the cost of insurance protection for the year. However, we believe the Policy, through the underlying investment portfolios, complies fully with such requirements.

     Owner control. The Treasury Department stated that it anticipates the
     -------------
issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Variable Account may cause you, rather than us, to be treated as the Owner of the assets in the Variable Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Variable Account, income and gains from the Variable Account would be included in your gross income.

     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the Owners were not Owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Accumulation Values. These differences could result in you being treated as the Owner of a pro rata share of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Variable Account.

     Tax-advantaged arrangements. The Policy may be used in various
     ---------------------------
arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

     Possible tax law changes. There is always a possibility that the tax
     ------------------------
treatment of the Policy could change, by legislation or otherwise. You should consult a tax adviser with respect to possible tax law changes and their effect on your intended use of the Policy.

     No Guarantees Regarding Tax Treatment. We cannot guaranty the tax treatment
     -------------------------------------
of the Policy or any transaction involving the Policy. You should consult with a tax adviser if you have tax questions about the Policy.

______________________________________
MISCELLANEOUS

[_]  OUR MANAGEMENT

     Directors*
     ----------
     David Baris                Managing Partner, Kennedy, Baris & Lundy, L.L.P.
     Samuel L. Foggie, Sr.      Retired Banking and Finance Industry Executive
     Carol B. Hallett           President and CEO, Air Transport Association of
                                America
     Jeffrey M. Heller          Vice Chairman, Electronic Data Systems
     Richard J. Sampson         Retired Insurance Executive of our Company
     Oscar S. Straus II         Chairman, The Daniel and Florence Guggenheim
                                Foundation
     John A. Sturgeon           President and COO of our Company
     Michael A. Wayne           John Wayne Cancer Institute and John Wayne
                                Foundation Executive
     John W. Weekly             Chairman of the Board and CEO of our Company

     Senior Officers*
     ----------------
     John W. Weekly             Chairman of the Board and Chief Executive
                                Officer
     John A. Sturgeon           President and Chief Operating Officer
     Cecil D. Bykerk            Executive Vice President and Chief Actuary
     Richard L. Fredrick        Executive Vice President (Human Resources)
     James L. Hanson            Executive Vice President (Information Services)
     Randall C. Horn            Executive Vice President (Individual Financial
                                Services)
     M. Jane Huerter            Executive Vice President and Corporate Secretary
                                (Corporate Services)
     William C. Mattox          Executive Vice President (Federal Legislative
                                Affairs)
     Thomas J. McCusker         Executive Vice President and General Counsel
     Daniel P. Neary            Executive Vice President (Group Benefit
                                Services)
     Tommie D. Thompson         Executive Vice President, Treasurer and
                                Comptroller
     Richard A. Witt            Executive Vice President and Chief Investment
                                Officer

          *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

[_]  DISTRIBUTION OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha, Nebraska 68175, is the principal underwriter of the Policy. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. MOIS contracts with one or more registered broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable life insurance. Commissions paid to Distributors may be up to 115% of target premium for the first Policy Year and up to 5% of target premium thereafter. Distributors may receive additional compensation for amounts received in excess of target premium. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policies that are not described under the EXPENSES section of this Prospectus.

[_]  SALES TO EMPLOYEES

     Certain distribution costs may be waived for sales to employees of United and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

[_]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. The number of votes that you may instruct for a particular Subaccount is typically determined by your Accumulation Value in the Subaccount. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[_]  DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[_]  STATE REGULATION

     We are subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policy has been approved by the Department of Insurance of the State of Nebraska and insurance departments of other jurisdictions.

     We submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purpose of determining solvency and compliance with insurance laws and regulations.

[_]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

[_]  EXPERTS

      Our Financial Statements as of December 31, 2000 and 1999, and for the years ended December 31, 1998, 1999 and 2000, and the financial statements of United of Omaha Separate Account B as of December 31, 2000, and for the years ended December 31, 2000 and 1999 included in the Registration Statement which incorporates this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in United of Omaha Separate Account B.

[_]  REPORTS TO YOU

     We will send you a statement at least annually showing your Policy's death benefit, Accumulation Value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrenders and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

     ---------------------------------------------------------------------------
     DO YOU HAVE QUESTIONS?

     If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.
     ---------------------------------------------------------------------------

-----------------------------------------------------------
ILLUSTRATIONS

[_]  DEATH BENEFITS, CASH SURRENDER VALUE AND ACCUMULATED PREMIUMS

     The tables in this Section illustrate how the Policy operates: how the death benefit, Cash Surrender Value, and Accumulation Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to constant after-tax annual rates of 0%, 6%, and 12%. The tables are based on specified amount of life insurance coverage of $250,000 for a male age 45 and 55 and for a female age 45, each in a preferred nontobacco rate class, and for a male age 45 in a non-preferred nontobacco rate class. The tables reflect the risk charge (0.70% for the risk charge during Policy Years 1
- 10; 0.55% after Policy Year 10 for the Accumulation Value of $25,000 or less; 0.15% after Policy Year 10 for the Accumulation Value in excess of $25,000) deducted from Variable Account assets, the monthly $7 administrative charge, the $2 premium processing charge, the deduction of 3.75% of premium payments for state (where permitted) and federal taxes and the current cost of insurance charge. The tables also include Accumulation Values, Cash Surrender Values and death benefit amounts that reflect a 0.70% risk charge for Policy Years 1-10 (0.55% in Policy Years 11+), the maximum risk charge the company is contractually entitled to assess under the Policy, as well as a cost of insurance charge based upon the guaranteed cost of insurance charge. These tables may assist in comparison of death benefits, Cash Surrender Values and Accumulation Values with those under other variable life insurance policies that may be issued by us or other companies. These tables assume no riders are attached to the base policy illustrated.

     Death benefits, Cash Surrender Values, and Accumulation Values for a Policy would be different from the amounts shown if the actual gross rates of return differed from the 0%, 6% or 12% rates illustrated, if the initial premium was paid in another amount, if additional payments were made, or if any Policy loan or partial withdrawal was made during the period of time illustrated. They would also be different depending on the allocation of Accumulation Value among the Variable Account's Subaccounts, if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period.

     The amounts for the death benefit, Cash Surrender Value, and Accumulation Value shown in the tables reflect the fact that the maximum risk charge, administrative charge, and a charge for the cost of insurance are deducted from the Accumulation Value on each Monthly Deduction Date. The Cash Surrender Values shown in the tables reflect the fact that a surrender charge is deducted from the Accumulation Value upon surrender or lapse during the first 9-12 Policy Years, depending on issue age. The amounts shown in the tables also take into account an average daily charge equal to an annual charge 0.86% of the average daily net assets of the Series Funds for the investment advisory fees and operating expenses incurred by the Series Funds. The gross annual investment return rates of 0%, 6%, and 12% on the Fund's assets are equal to net annual investment return rates of -0.86%, 5.14%, 11.14%, respectively.

     The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account, since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Cash Surrender Values and Accumulation Values illustrated.

     The second column of each table shows the amount which would accumulate if an amount equal to the annual premium required to keep the Policy in force were invested to earn interest, after taxes, of 5% per year, compounded annually.

     Upon request, we will provide a comparable illustration based upon the proposed insured's actual age, sex and underwriting classification, the specified amount of insurance coverage, the proposed amount and frequency of premium payments and any available riders requested.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
     Assuming Hypothetical Gross Annual Investment Return of 0% (-0.86net)

          Male issue                age 45        Preferred Nontobacco Class
          Initial Specified Amount  $250,000
          Annual Planned Premium    $3,120

                                            Current Charges *                         Guaranteed Charges **
                                   ---------------------------------------    -----------------------------------------
                       Premiums
 End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
  Year               Per Year         Value          Value       Benefit          Value           Value       Benefit
    1                  3,276            2,282              0     250,000            2,024              0      250,000
    2                  6,716            4,487              0     250,000            3,955              0      250,000
    3                 10,328            6,614            614     250,000            5,791              0      250,000
    4                 14,120            8,658          2,658     250,000            7,526          1,526      250,000
    5                 18,102           10,617          4,617     250,000            9,156          3,156      250,000
    6                 22,283           12,494          7,244     250,000           10,671          5,421      250,000
    7                 26,673           14,272          9,772     250,000           12,059          7,559      250,000
    8                 31,283           15,944         12,194     250,000           13,307          9,557      250,000
    9                 36,123           17,498         14,498     250,000           14,398         11,398      250,000
   10                 41,205           18,927         16,677     250,000           15,319         13,069      250,000
   11                 46,541           20,779         19,279     250,000           16,080         14,580      250,000
   12                 52,145           22,542         21,792     250,000           16,642         15,892      250,000
   13                 58,028           24,237         24,237     250,000           16,996         16,996      250,000
   14                 64,205           25,844         25,844     250,000           17,120         17,120      250,000
   15                 70,691           27,358         27,358     250,000           16,988         16,988      250,000
   16                 77,502           28,761         28,761     250,000           16,569         16,569      250,000
   17                 84,653           30,041         30,041     250,000           15,830         15,830      250,000
   18                 92,162           31,156         31,156     250,000           14,720         14,720      250,000
   19                100,046           32,115         32,115     250,000           13,187         13,187      250,000
   20                108,324           32,903         32,903     250,000           11,174         11,174      250,000

   25                156,354           34,219         34,219     250,000                0              0      250,000
   35                295,889           14,213         14,213     250,000                0              0      250,000

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
    Assuming Hypothetical Gross Annual Investment Return of 6% (5.14% Net)

          Male issue                age 45          Preferred Nontobacco Class
          Initial Specified Amount  $250,000
          Annual Planned Premium    $3,120

                                            Current Charges *                         Guaranteed Charges **
                                   ---------------------------------------    -----------------------------------------
                       Premiums
 End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
  Year               Per Year         Value          Value       Benefit          Value           Value       Benefit
    1                   3,276          2,440              0      250,000           2,173               0      250,000
    2                   6,716          4,944              0      250,000           4,379               0      250,000
    3                  10,328          7,514          1,514      250,000           6,617             617      250,000
    4                  14,120         10,148          4,148      250,000           8,880           2,880      250,000
    5                  18,102         12,846          6,846      250,000          11,166           5,166      250,000
    6                  22,283         15,613         10,363      250,000          13,464           8,214      250,000
    7                  26,673         18,434         13,934      250,000          15,763          11,263      250,000
    8                  31,283         21,305         17,555      250,000          18,049          14,299      250,000
    9                  36,123         24,215         21,215      250,000          20,304          17,304      250,000
   10                  41,205         27,160         24,910      250,000          22,513          20,263      250,000
   11                  46,541         30,722         29,222      250,000          24,697          23,197      250,000
   12                  52,145         34,407         33,657      250,000          26,808          26,058      250,000
   13                  58,028         38,239         38,239      250,000          28,833          28,833      250,000
   14                  64,205         42,205         42,205      250,000          30,748          30,748      250,000
   15                  70,691         46,307         46,307      250,000          32,525          32,525      250,000
   16                  77,502         50,536         50,536      250,000          34,131          34,131      250,000
   17                  84,653         54,892         54,892      250,000          35,528          35,528      250,000
   18                  92,162         59,346         59,346      250,000          36,662          36,662      250,000
   19                 100,046         63,916         63,916      250,000          37,475          37,475      250,000
   20                 108,324         68,602         68,602      250,000          37,905          37,905      250,000

   25                 156,354         94,190         94,190      250,000          31,737          31,737      250,000
   35                 295,889        159,633        159,633      250,000               0               0      250,000

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
   Assuming Hypothetical Gross Annual Investment Return of 12% (11.14% Net)


         Male issue                 age 45            Preferred Nontobacco Class
         Initial Specified Amount   $250,000
         Annual Planned Premium     $3,120


                                                  Current Charges*                         Guaranteed Charges**
                                       -------------------------------------        -------------------------------------
                          Premiums
   End of               Accumulated        Accumu-        Cash                          Accumu-         Cash
  Contract            at 5% Interest       lation       Surrender    Death              lation        Surrender   Death
    Year                 Per Year           Value         Value     Benefit              Value          Value    Benefit
     1                    3,276             2,597              0    250,000               2,322             0    250,000
     2                    6,716             5,420              0    250,000               4,822             0    250,000
     3                   10,328             8,491          2,491    250,000               7,514         1,514    250,000
     4                   14,120            11,832          5,832    250,000              10,414         4,414    250,000
     5                   18,102            15,468          9,468    250,000              13,538         7,538    250,000
     6                   22,283            19,433         14,183    250,000              16,900        11,650    250,000
     7                   26,673            23,747         19,247    250,000              20,516        16,016    250,000
     8                   31,283            28,439         24,689    250,000              24,400        20,650    250,000
     9                   36,123            33,541         30,541    250,000              28,567        25,567    250,000
    10                   41,205            39,092         36,842    250,000              33,038        30,788    250,000
    11                   46,541            45,788         44,288    250,000              37,894        36,394    250,000
    12                   52,145            53,181         52,431    250,000              43,120        42,370    250,000
    13                   58,028            61,367         61,367    250,000              48,758        48,758    250,000
    14                   64,205            70,421         70,421    250,000              54,844        54,844    250,000
    15                   70,691            80,442         80,442    250,000              61,421        61,421    250,000
    16                   77,502            91,532         91,532    250,000              68,536        68,536    250,000
    17                   84,653           103,817        103,817    250,000              76,247        76,247    250,000
    18                   92,162           117,418        117,418    250,000              84,611        84,611    250,000
    19                  100,046           132,515        132,515    250,000              93,701        93,701    250,000
    20                  108,324           149,298        149,298    250,000             103,611       103,611    250,000

    25                  156,354           266,881        266,881    309,582             170,739       170,739    250,000
    35                  295,889           796,963        796,963    836,811             490,127       490,127    514,633

* These values reflect investment results using current cost of insurance rates and expense charges.

** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

   The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

   The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
    Assuming Hypothetical Gross Annual Investment Return of 0% (-0.86% Net)

         Male issue                 age 55            Preferred Nontobacco Class
         Initial Specified Amount   $250,000
         Annual Planned Premium     $5,220


                                                Current Charges *                             Guaranteed Charges **
                                      ------------------------------------           ------------------------------------
                    Premiums
   End of          Accumulated          Accumu-        Cash                            Accumu-          Cash
  Contract       at 5% Interest         lation       Surrender      Death              lation        Surrender     Death
    Year            Per Year             Value         Value       Benefit              Value          Value      Benefit
     1                  5,481            3,691              0      250,000               2,855             0      250,000
     2                 11,236            7,225              0      250,000               5,485             0      250,000
     3                 17,279           10,617            367      250,000               7,884             0      250,000
     4                 23,624           13,843          3,843      250,000              10,035            35      250,000
     5                 30,286           16,891          7,141      250,000              11,914         2,164      250,000
     6                 37,281           19,750         11,750      250,000              13,496         5,496      250,000
     7                 44,626           22,406         16,406      250,000              14,752         8,752      250,000
     8                 52,339           24,811         20,811      250,000              15,639        11,639      250,000
     9                 60,437           26,969         24,969      250,000              16,110        14,110      250,000
    10                 68,939           28,860         28,860      250,000              16,120        16,120      250,000
    11                 77,867           31,449         31,449      250,000              15,650        15,650      250,000
    12                 87,242           33,876         33,876      250,000              14,625        14,625      250,000
    13                 97,085           36,185         36,185      250,000              12,994        12,994      250,000
    14                107,420           38,329         38,329      250,000              10,688        10,688      250,000
    15                118,272           40,298         40,298      250,000               7,613         7,613      250,000
    16                129,667           42,076         42,076      250,000               3,638         3,638      250,000
    17                141,631           43,578         43,578      250,000                   0             0      250,000
    18                154,194           44,763         44,763      250,000                   0             0      250,000
    19                167,384           45,591         45,591      250,000                   0             0      250,000
    20                181,234           46,025         46,025      250,000                   0             0      250,000

    25                261,592           42,622         42,622      250,000                   0             0      250,000
    35                495,046                0              0            0                   0             0            0

* These values reflect investment results using current cost of insurance rates and expense charges.

** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

   The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

   The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
    Assuming Hypothetical Gross Annual Investment Return of 6% (5.14% Net)

         Male issue                 age 55            Preferred Nontobacco Class
         Initial Specified Amount   $250,000
         Annual Planned Premium     $5,220

                                                Current Charges *                         Guaranteed Charges **
                                    -------------------------------------    -----------------------------------------
                     Premiums
 End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
  Year               Per Year          Value         Value       Benefit           Value          Value       Benefit
    1                   5,481           3,951              0     250,000            3,087              0      250,000
    2                  11,236           7,974              0     250,000            6,128              0      250,000
    3                  17,279          12,089          1,839     250,000            9,111              0      250,000
    4                  23,624          16,273          6,273     250,000           12,016          2,016      250,000
    5                  30,286          20,519         10,769     250,000           14,815          5,065      250,000
    6                  37,281          24,818         16,818     250,000           17,478          9,478      250,000
    7                  44,626          29,161         23,161     250,000           19,970         13,970      250,000
    8                  52,339          33,501         29,501     250,000           22,239         18,239      250,000
    9                  60,437          37,847         35,847     250,000           24,230         22,230      250,000
   10                  68,939          42,183         42,183     250,000           25,888         25,888      250,000
   11                  77,867          47,530         47,530     250,000           27,200         27,200      250,000
   12                  87,242          53,043         53,043     250,000           28,063         28,063      250,000
   13                  97,085          58,778         58,778     250,000           28,411         28,411      250,000
   14                 107,420          64,709         64,709     250,000           28,158         28,158      250,000
   15                 118,272          70,847         70,847     250,000           27,187         27,187      250,000
   16                 129,667          77,198         77,198     250,000           25,343         25,343      250,000
   17                 141,631          83,714         83,714     250,000           22,424         22,424      250,000
   18                 154,194          90,388         90,388     250,000           18,166         18,166      250,000
   19                 167,384          97,219         97,219     250,000           12,259         12,259      250,000
   20                 181,234         104,216        104,216     250,000            4,348          4,348      250,000

   25                 261,592         143,663        143,663     250,000                0              0      250,000
   35                 495,046         266,422        266,422     279,743                0              0            0

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                     United of Omaha Life Insurance Company
                    Flexible Premium Variable Life Insurance

                            Hypothetical Illustration
    Assuming Hypothetical Gross Annual Investment Return of 12% (11.14% Net)

          Male issue                 age 55        Preferred Nontobacco Class
          Initial Specified Amount   $250,000
          Annual Planned Premium     $5,220

                                                Current Charges *                         Guaranteed Charges **
                                    -------------------------------------    -----------------------------------------
                     Premiums
 End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
  Year               Per Year          Value         Value       Benefit           Value          Value       Benefit
    1                   5,481            4,211              0     250,000            3,321              0      250,000
    2                  11,236            8,755              0     250,000            6,801              0      250,000
    3                  17,279           13,687          3,437     250,000           10,451            201      250,000
    4                  23,624           19,021          9,021     250,000           14,273          4,273      250,000
    5                  30,286           24,793         15,043     250,000           18,265          8,515      250,000
    6                  37,281           31,041         23,041     250,000           22,425         14,425      250,000
    7                  44,626           37,811         31,811     250,000           26,751         20,751      250,000
    8                  52,339           45,117         41,117     250,000           31,227         27,227      250,000
    9                  60,437           53,035         51,035     250,000           35,837         33,837      250,000
   10                  68,939           61,631         61,631     250,000           40,573         40,573      250,000
   11                  77,867           72,081         72,081     250,000           45,500         45,500      250,000
   12                  87,242           83,646         83,646     250,000           50,564         50,564      250,000
   13                  97,085           96,513         96,513     250,000           55,774         55,774      250,000
   14                 107,420          110,815        110,815     250,000           61,132         61,132      250,000
   15                 118,272          126,745        126,745     250,000           66,631         66,631      250,000
   16                 129,667          144,519        144,519     250,000           72,252         72,252      250,000
   17                 141,631          164,357        164,357     250,000           77,962         77,962      250,000
   18                 154,194          186,561        186,561     250,000           83,715         83,715      250,000
   19                 167,384          211,494        211,494     250,000           89,469         89,469      250,000
   20                 181,234          239,591        239,591     256,362           95,203         95,203      250,000

   25                 261,592          434,089        434,089     455,794          124,206        124,206      250,000
   35                 495,046        1,287,585      1,287,585   1,351,964          211,083        211,083      250,000

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
    Assuming Hypothetical Gross Annual Investment Return of 0% (-0.86% Net)

          Female issue               age 45        Preferred Nontobacco Class
          Initial Specified Amount   $250,000
          Annual Planned Premium     $2,500

                                               Current Charges *                     Guaranteed Charges **
                                    -------------------------------------   ----------------------------------------
                     Premiums
 End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
  Year               Per Year          Value         Value       Benefit           Value          Value       Benefit
    1                   2,625           1,750             0      250,000            1,523               0     250,000
    2                   5,381           3,440             0      250,000            2,976               0     250,000
    3                   8,275           5,068            68      250,000            4,355               0     250,000
    4                  11,314           6,634         1,634      250,000            5,659             659     250,000
    5                  14,505           8,134         3,134      250,000            6,883           1,883     250,000
    6                  17,855           9,572         5,322      250,000            8,020           3,770     250,000
    7                  21,373          10,936         7,186      250,000            9,066           5,316     250,000
    8                  25,066          12,218         9,218      250,000           10,011           7,011     250,000
    9                  28,945          13,416        10,916      250,000           10,846           8,346     250,000
   10                  33,017          14,524        12,774      250,000           11,570           9,820     250,000
   11                  37,293          15,984        14,734      250,000           12,199          10,949     250,000
   12                  41,782          17,379        16,879      250,000           12,715          12,215     250,000
   13                  46,497          18,708        18,708      250,000           13,122          13,122     250,000
   14                  51,446          19,970        19,970      250,000           13,420          13,420     250,000
   15                  56,644          21,160        21,160      250,000           13,597          13,597     250,000
   16                  62,101          22,270        22,270      250,000           13,632          13,632     250,000
   17                  67,831          23,280        23,280      250,000           13,493          13,493     250,000
   18                  73,848          24,180        24,180      250,000           13,139          13,139     250,000
   19                  80,165          24,962        24,962      250,000           12,521          12,521     250,000
   20                  86,798          25,615        25,615      250,000           11,604          11,604     250,000

   25                 125,284          27,016        27,016      250,000            1,826           1,826     250,000
   35                 237,091          13,345        13,345      250,000                0               0     250,000

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
    Assuming Hypothetical Gross Annual Investment Return of 6% (5.14% Net)

          Female issue               age 45         Preferred Nontobacco Class
          Initial Specified Amount   $250,000
          Annual Planned Premium     $2,500

                                               Current Charges *                     Guaranteed Charges **
                                    -------------------------------------   ----------------------------------------
                     Premiums
 End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
  Year               Per Year          Value         Value       Benefit           Value          Value       Benefit
    1                   2,625           1,873             0      250,000            1,639              0      250,000
    2                   5,381           3,796             0      250,000            3,303              0      250,000
    3                   8,275           5,767           767      250,000            4,988              0      250,000
    4                  11,314           7,788         2,788      250,000            6,694          1,694      250,000
    5                  14,505           9,857         4,857      250,000            8,415          3,415      250,000
    6                  17,855          11,979         7,729      250,000           10,145          5,895      250,000
    7                  21,373          14,144        10,394      250,000           11,879          8,129      250,000
    8                  25,066          16,346        13,346      250,000           13,606         10,606      250,000
    9                  28,945          18,584        16,084      250,000           15,317         12,817      250,000
   10                  33,017          20,852        19,102      250,000           17,010         15,260      250,000
   11                  37,293          23,608        22,358      250,000           18,709         17,459      250,000
   12                  41,782          26,453        25,953      250,000           20,388         19,888      250,000
   13                  46,497          29,400        29,400      250,000           22,051         22,051      250,000
   14                  51,446          32,451        32,451      250,000           23,697         23,697      250,000
   15                  56,644          35,607        35,607      250,000           25,315         25,315      250,000
   16                  62,101          38,868        38,868      250,000           26,882         26,882      250,000
   17                  67,831          42,221        42,221      250,000           28,368         28,368      250,000
   18                  73,848          45,661        45,661      250,000           29,728         29,728      250,000
   19                  80,165          49,184        49,184      250,000           30,911         30,911      250,000
   20                  86,798          52,789        52,789      250,000           31,877         31,877      250,000

   25                 125,284          72,377        72,377      250,000           32,458         32,458      250,000
   35                 237,091         119,049       119,049      250,000                0              0      250,000

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
   Assuming Hypothetical Gross Annual Investment Return of 12% (11.14% Net)

         Female issue               age 45          Preferred Nontobacco Class
         Initial Specified Amount   $250,000
         Annual Planned Premium     $2,500

                                                 Current Charges *                        Guaranteed Charges **
                                      --------------------------------------    -----------------------------------------
                       Premiums
   End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
  Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
    Year               Per Year          Value         Value       Benefit           Value          Value       Benefit
     1                    2,625           1,997              0     250,000            1,756               0     250,000
     2                    5,381           4,167              0     250,000            3,645               0     250,000
     3                    8,275           6,526          1,526     250,000            5,678             678     250,000
     4                   11,314           9,092          4,092     250,000            7,867           2,867     250,000
     5                   14,505          11,884          6,884     250,000           10,225           5,225     250,000
     6                   17,855          14,930         10,680     250,000           12,762           8,512     250,000
     7                   21,373          18,242         14,492     250,000           15,492          11,742     250,000
     8                   25,066          21,844         18,844     250,000           18,426          15,426     250,000
     9                   28,945          25,764         23,264     250,000           21,579          19,079     250,000
    10                   33,017          30,029         28,279     250,000           24,975          23,225     250,000
    11                   37,293          35,182         33,932     250,000           28,681          27,431     250,000
    12                   41,782          40,869         40,369     250,000           32,697          32,197     250,000
    13                   46,497          47,152         47,152     250,000           37,065          37,065     250,000
    14                   51,446          54,096         54,096     250,000           41,828          41,828     250,000
    15                   56,644          61,776         61,776     250,000           47,023          47,023     250,000
    16                   62,101          70,272         70,272     250,000           52,685          52,685     250,000
    17                   67,831          79,664         79,664     250,000           58,847          58,847     250,000
    18                   73,848          90,053         90,053     250,000           65,542          65,542     250,000
    19                   80,165         101,555        101,555     250,000           72,803          72,803     250,000
    20                   86,798         114,302        114,302     250,000           80,690          80,690     250,000

    25                  125,284         203,120        203,120     250,000          133,018         133,018     250,000
    35                  237,091         610,266        610,266     640,779          376,503         376,503     395,329

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
    Assuming Hypothetical Gross Annual Investment Return of 0% (-0.86% Net)

         Male issue                 age 45        Nonpreferred Nontobacco Class
         Initial Specified Amount   $250,000
         Annual Planned Premium     $3,120

                                                 Current Charges *                        Guaranteed Charges **
                                      --------------------------------------    -----------------------------------------
                       Premiums
   End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
  Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
    Year               Per Year          Value         Value       Benefit           Value          Value       Benefit
     1                    3,276           2,204              0     250,000            2,024               0     250,000
     2                    6,716           4,327              0     250,000            3,955               0     250,000
     3                   10,328           6,365            365     250,000            5,791               0     250,000
     4                   14,120           8,316          2,316     250,000            7,526           1,526     250,000
     5                   18,102          10,176          4,176     250,000            9,156           3,156     250,000
     6                   22,283          11,938          6,688     250,000           10,671           5,421     250,000
     7                   26,673          13,590          9,090     250,000           12,059           7,559     250,000
     8                   31,283          15,124         11,374     250,000           13,307           9,557     250,000
     9                   36,123          16,531         13,531     250,000           14,398          11,398     250,000
    10                   41,205          17,795         15,545     250,000           15,319          13,069     250,000
    11                   46,541          19,438         17,938     250,000           16,080          14,580     250,000
    12                   52,145          20,988         20,238     250,000           16,642          15,892     250,000
    13                   58,028          22,445         22,445     250,000           16,996          16,996     250,000
    14                   64,205          23,791         23,791     250,000           17,120          17,120     250,000
    15                   70,691          25,037         25,037     250,000           16,988          16,988     250,000
    16                   77,502          26,151         26,151     250,000           16,569          16,569     250,000
    17                   84,653          27,100         27,100     250,000           15,830          15,830     250,000
    18                   92,162          27,859         27,859     250,000           14,720          14,720     250,000
    19                  100,046          28,403         28,403     250,000           13,187          13,187     250,000
    20                  108,324          28,709         28,709     250,000           11,174          11,174     250,000

    25                  156,354          26,898         26,898     250,000                0               0     250,000
    35                  295,889               0              0     250,000                0               0     250,000

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
    Assuming Hypothetical Gross Annual Investment Return Of 6% (5.14% Net)

         Male issue                 age 45        Nonpreferred Nontobacco Class
         Initial Specified Amount   $250,000
         Annual Planned Premium     $3,120

                                                 Current Charges *                        Guaranteed Charges **
                                      --------------------------------------    -----------------------------------------
                       Premiums
   End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
  Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
    Year               Per Year          Value         Value       Benefit           Value          Value       Benefit
     1                    3,276           2,359              0     250,000            2,173               0     250,000
     2                    6,716           4,774              0     250,000            4,379               0     250,000
     3                   10,328           7,243          1,243     250,000            6,617             617     250,000
     4                   14,120           9,766          3,766     250,000            8,880           2,880     250,000
     5                   18,102          12,339          6,339     250,000           11,166           5,166     250,000
     6                   22,283          14,958          9,708     250,000           13,464           8,214     250,000
     7                   26,673          17,614         13,114     250,000           15,763          11,263     250,000
     8                   31,283          20,297         16,547     250,000           18,049          14,299     250,000
     9                   36,123          23,001         20,001     250,000           20,304          17,304     250,000
    10                   41,205          25,710         23,460     250,000           22,513          20,263     250,000
    11                   46,541          28,975         27,475     250,000           24,697          23,197     250,000
    12                   52,145          32,341         31,591     250,000           26,808          26,058     250,000
    13                   58,028          35,815         35,815     250,000           28,833          28,833     250,000
    14                   64,205          39,386         39,386     250,000           30,748          30,748     250,000
    15                   70,691          43,066         43,066     250,000           32,525          32,525     250,000
    16                   77,502          46,833         46,833     250,000           34,131          34,131     250,000
    17                   84,653          50,664         50,664     250,000           35,528          35,528     250,000
    18                   92,162          54,542         54,542     250,000           36,662          36,662     250,000
    19                  100,046          58,455         58,455     250,000           37,475          37,475     250,000
    20                  108,324          62,390         62,390     250,000           37,905          37,905     250,000

    25                  156,354          82,969         82,969     250,000           31,737          31,737     250,000
    35                  295,889         125,021        125,021     250,000                0               0     250,000

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

                    United of Omaha Life Insurance Company
                   Flexible Premium Variable Life Insurance

                           Hypothetical Illustration
   Assuming Hypothetical Gross Annual Investment Return Of 12% (11.14% Net)

         Male issue                 age 45        Nonpreferred Nontobacco Class
         Initial Specified Amount   $250,000
         Annual Planned Premium     $3,120

                                                 Current Charges *                        Guaranteed Charges **
                                      --------------------------------------    -----------------------------------------
                       Premiums
   End of             Accumulated       Accumu-        Cash                         Accumu-          Cash
  Contract          at 5% Interest      lation       Surrender      Death           lation        Surrender      Death
    Year               Per Year          Value         Value       Benefit           Value          Value       Benefit
     1                    3,276           2,514              0     250,000            2,322               0     250,000
     2                    6,716           5,240              0     250,000            4,822               0     250,000
     3                   10,328           8,196          2,196     250,000            7,514           1,514     250,000
     4                   14,120          11,404          5,404     250,000           10,414           4,414     250,000
     5                   18,102          14,885          8,885     250,000           13,538           7,538     250,000
     6                   22,283          18,662         13,412     250,000           16,900          11,650     250,000
     7                   26,673          22,757         18,257     250,000           20,516          16,016     250,000
     8                   31,283          27,194         23,444     250,000           24,400          20,650     250,000
     9                   36,123          32,004         29,004     250,000           28,567          25,567     250,000
    10                   41,205          37,215         34,965     250,000           33,038          30,788     250,000
    11                   46,541          43,485         41,985     250,000           37,894          36,394     250,000
    12                   52,145          50,400         49,650     250,000           43,120          42,370     250,000
    13                   58,028          58,038         58,038     250,000           48,758          48,758     250,000
    14                   64,205          66,470         66,470     250,000           54,844          54,844     250,000
    15                   70,691          75,801         75,801     250,000           61,421          61,421     250,000
    16                   77,502          86,115         86,115     250,000           68,536          68,536     250,000
    17                   84,653          97,513         97,513     250,000           76,247          76,247     250,000
    18                   92,162         110,121        110,121     250,000           84,611          84,611     250,000
    19                  100,046         124,089        124,089     250,000           93,701          93,701     250,000
    20                  108,324         139,594        139,594     250,000          103,611         103,611     250,000

    25                  156,354         248,842        248,842     288,657          170,739         170,739     250,000
    35                  295,889         743,452        743,452     780,625          490,127         490,127     514,633

* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

     The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Series Funds. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual Policy years. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

     The above illustration does not demonstrate the impact of withdrawals or loans. Excessive loans or withdrawals may cause the contract to lapse due to insufficient Cash Surrender Value. If requested, we can provide you an illustration that demonstrates how loans or withdrawals affect the Accumulation Value, Cash Surrender Value and death benefit.

UNITED OF OMAHA
LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL
OF OMAHA INSURANCE COMPANY)


STATUTORY BASIS FINANCIAL STATEMENTS
AND INDEPENDENT AUDITORS' REPORT
AS OF DECEMBER 31, 2000 AND 1999 AND FOR THE
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory basis statements of admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company (the "Company") (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 2000 and 1999, and the related statutory basis statements of income, changes in surplus, and cash flows for each of the three years in the period ended , December 31, 2000. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska which practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 13.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of United of Omaha Life Insurance Company as of December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

February 14, 2001

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

ADMITTED ASSETS                                                                                      2000              1999
Cash and invested assets:
  Bonds                                                                                       $ 7,610,267,305    $ 7,500,735,371
  Preferred stocks                                                                                 52,305,000                  0
  Common stocks - unaffiliated                                                                     11,926,479          9,984,000
  Common stocks - affiliated                                                                      100,355,826         95,788,706
  Mortgage loans                                                                                  824,181,961        841,113,479
  Real estate occupied by the Company, net of accumulated depreciation of $ 66,430,543
    in 2000 and $62,841,429 in 1999                                                                74,427,711         76,636,056
  Real estate acquired in satisfaction of debt, net of accumulated depreciation of $ 360,788
    in 2000 and $211,026 in 1999                                                                    7,089,978          5,467,051
  Investment real estate, net of accumulated depreciation of $464,941 in 2000 and
    $4,166,244 in 1999                                                                                296,827          2,095,524
  Policy loans                                                                                    143,372,131        137,852,831
  Cash and short-term investments                                                                  52,380,183         78,892,569
  Other invested assets                                                                           188,239,431        132,785,146
                                                                                              ---------------    ---------------
           Total cash and invested assets                                                       9,064,842,832      8,881,350,733

Premiums deferred and uncollected                                                                 139,135,133        122,227,550
Investment income due and accrued                                                                  95,984,443         87,758,433
Electronic data processing equipment, net of accumulated depreciation
  of $87,020,239 in 2000 and $85,709,043 in 1999                                                   12,804,282         23,152,822
Receivable from parent, subsidiaries and affiliates                                                23,992,683         61,263,672
Other assets                                                                                      141,204,564        108,508,586
Separate accounts assets                                                                        1,589,181,407      1,463,646,824
                                                                                              ---------------    ---------------
           Total admitted assets                                                              $11,067,145,344    $10,747,908,620
                                                                                              ===============    ===============
LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts                                                  6,489,140,916      6,380,304,112
  Liability for premium and other deposit funds                                                 1,746,764,958      1,828,111,153
  Policy and contract claims                                                                       78,848,047         79,515,156
  Other                                                                                            85,350,346         73,438,833
                                                                                              ---------------    ---------------
           Total policy reserves                                                                8,400,104,267      8,361,369,254

Interest maintenance reserve                                                                       18,676,082         27,418,733
Asset valuation reserve                                                                           138,378,220        122,704,340
General expenses and taxes due or accrued                                                          36,741,641         34,725,171
Federal income taxes due or accrued                                                                26,424,665         24,753,676
Other liabilities                                                                                  45,180,628         55,493,246
Separate accounts liabilities                                                                   1,569,554,629      1,434,665,900
                                                                                              ---------------    ---------------
           Total liabilities                                                                   10,235,060,132     10,061,130,320
                                                                                              ---------------    ---------------
SURPLUS

Capital stock, $10 par value, 900,000 shares authorized issued and outstanding                      9,000,000          9,000,000
Gross paid-in and contributed surplus                                                              62,723,580         62,723,580
Unassigned surplus                                                                                760,361,632        615,054,720
                                                                                              ---------------    ---------------
           Total surplus                                                                          832,085,212        686,778,300
                                                                                              ---------------    ---------------

           Total liabilities and surplus                                                      $11,067,145,344    $10,747,908,620
                                                                                              ===============    ===============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                                               2000             1999             1998
Income:
  Net premiums and annuity considerations                                $ 1,205,802,135  $ 1,140,044,210  $ 1,084,975,517
  Other considerations and fund deposits                                     384,135,714      275,898,803      236,637,747
  Net investment income                                                      656,199,475      612,041,206      579,276,068
  Other income                                                                68,904,550       61,053,155       44,797,965
                                                                         ---------------  ---------------  ---------------
           Total income                                                    2,315,041,874    2,089,037,374    1,945,687,297
                                                                         ===============  ===============  ===============
Benefits and expenses:
  Policyholder and beneficiary benefits                                    1,525,227,398    1,284,737,992    1,163,584,636
  Increase in reserves for policyholder and beneficiary benefits              53,873,529      263,438,655      262,888,025
  Commissions                                                                120,451,720      118,993,023      118,498,787
  Operating expenses                                                         223,722,428      231,963,954      225,066,608
  Net transfers to separate accounts                                         268,227,011      101,849,962       87,759,133
                                                                         ---------------  ---------------  ---------------

           Total benefits and expenses                                     2,191,502,086    2,000,983,586    1,857,797,189
                                                                         ===============  ===============  ===============

           Net gain from operations before federal income taxes and
            net realized capital gains                                       123,539,788       88,053,788       87,890,108

Federal income taxes                                                          36,417,363       45,205,000       47,032,000
                                                                         ---------------  ---------------  ---------------

           Net gain from operations before net realized capital gains         87,122,425       42,848,788       40,858,108

Net realized capital gains                                                    38,795,710       12,124,165        8,691,807
                                                                         ---------------  ---------------  ---------------
           Net income                                                    $   125,918,135  $    54,972,953  $    49,549,915
                                                                         ===============  ===============  ===============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                            2000             1999            1998
Capital stock:
  Balance at beginning and end of year               $   9,000,000    $   9,000,000   $   9,000,000
                                                     -------------    -------------   -------------
Gross paid-in and contributed surplus:
  Balance at beginning and end of year                  62,723,580       62,723,580      62,723,580
                                                     -------------    -------------   -------------
Unassigned surplus:
  Balance at beginning of year                         615,054,720      547,882,169     516,351,285
  Net income                                           125,918,135       54,972,953      49,549,915
  Change in net unrealized capital gains and losses     31,855,299       25,943,741     (1,875,466)
  (Increase) decrease in:
    Non-admitted assets                                 10,993,063        5,596,094       3,153,680
    Asset valuation reserve                            (15,673,880)     (23,295,577)     (5,265,183)
  Additional pension plan contribution                           0                0      (9,732,000)
  Surplus withdrawn from separate accounts               7,283,750                0               0
  Change in surplus in separate accounts               (10,022,720)       3,964,183               0
  Other, net                                            (5,046,735)          (8,843)     (4,300,062)
                                                     -------------    -------------   -------------
  Balance at end of year                               760,361,632      615,054,720     547,882,169
                                                     -------------    -------------   -------------
           Total surplus                             $ 832,085,212    $ 686,778,300   $ 619,605,749
                                                     =============    =============   =============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                                       2000              1999               1998
Cash from (used for) operations:

  Premiums, annuity considerations and other fund deposits        1,585,197,205     1,405,400,064      1,318,297,844
  Net investment income                                             634,508,418       592,873,645        568,917,450
  Other income                                                       62,889,140        67,077,830         38,788,628
  Benefits                                                       (1,527,716,678)    (1,277,572,534)   (1,167,243,929)
  Commissions and general expenses                                 (365,046,168)     (344,072,398)      (364,713,014)
  Federal income taxes                                              (32,963,178)      (57,072,123)        (6,095,871)
  Net transfers to separate accounts                               (265,158,285)     (104,327,662)       (88,584,356)
                                                                ---------------   ---------------    ---------------
           Net cash from operations                                  91,710,454       282,306,822        299,366,752
                                                                ---------------   ---------------    ---------------

Cash from (used for) investments:
  Proceeds from investments sold, redeemed or matured:
    Bonds                                                         1,743,410,840     1,522,098,100      1,193,524,488
    Mortgage loans                                                  152,689,047        88,676,462        146,103,815
    Stocks                                                           55,188,578        17,382,690          9,347,151
    Real estate                                                       5,500,000         4,050,000         26,750,000
    Other invested assets                                            78,871,040        39,411,955         25,274,875
  Tax on capital gains                                              (19,798,114)       (7,555,834)       (34,196,691)
  Cost of investments acquired:
    Bonds                                                        (1,666,397,909)   (1,941,582,149)    (1,502,417,064)
    Mortgage loans                                                 (321,853,917)     (141,987,030)      (152,354,622)
    Stocks                                                         (115,989,740)      (12,911,323)        (8,357,754)
    Other invested assets                                           (35,658,804)      (25,079,860)       (38,744,814)
    Real estate                                                      (3,153,459)       (1,777,668)        (7,991,164)
  Net increase in policy loans                                       (5,517,480)       (4,380,901)        (7,849,129)
                                                                ---------------   ---------------    ---------------
           Net cash from investments                               (132,709,918)     (463,655,558)      (350,910,909)
                                                                ---------------   ---------------    ---------------

Cash from (used for) financing and other sources:
  Borrowed money                                                     10,000,000                 0                  0
  Decrease (increase) in receivable from parent, subsidiaries
    and affiliates                                                   37,995,565        53,617,926        (78,025,309)
  Increase (decrease) in other nonqualified deposits                (23,676,240)       58,702,188        213,068,165
  Other cash provided                                                40,977,034        52,076,765         18,348,507
  Other cash used                                                   (50,809,281)     (112,506,672)        (8,691,343)
                                                                ---------------   ---------------    ---------------
           Net cash from financing and other sources                 14,487,078        51,890,207        144,700,020
                                                                ---------------   ---------------    ---------------
Net change in cash and short-term investments                       (26,512,386)     (129,458,529)        93,155,863

Cash and short-term investments:
  Beginning of year                                                  78,892,569       208,351,098        115,195,235
                                                                ---------------   ---------------    ---------------
  End of year                                                   $    52,380,183   $    78,892,569    $   208,351,098
                                                                ===============   ===============    ===============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)


NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Nature of Operations - United of Omaha Life Insurance Company (the "Company") is a wholly-owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company domiciled in the State of Nebraska. At December 31, 2000, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company ("Companion"), United World Life Insurance Company ("United World"), Mutual of Omaha Structured Settlement Company-Connecticut ("MOSSCO-CT"), and Mutual of Omaha Structured Settlement Company of New York, Inc. ("MOSSCO-NY"). The Company has insurance licenses to operate in 49 states, the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Individual life insurance and annuity products are sold through a network of career agents, direct mail, brokers, financial planners and banks. Group business is produced by representatives located in Mutual of Omaha group offices throughout the country.

     Basis of Presentation - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Prescribed statutory accounting practices are contained in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices which may not necessarily be prescribed but are not prohibited.

     The accompanying statutory basis financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) changes in certain assets designated as "non-admitted" have been charged to unassigned surplus; (h) comprehensive income and its components are not presented in the financial statements; and (i) the change in the underlying book value of wholly-owned subsidiaries is reported as a change in net unrealized capital gains (losses), a component of unassigned surplus, rather than as a component of the Company's net income.

     Use of Estimates - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

     Investments - Bonds are generally stated at amortized cost. Premiums and discounts on bonds not backed by other loans are amortized using the scientific method. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Preferred stocks are stated at cost. Common stocks of unaffiliated companies are stated at estimated fair value and stocks of affiliated companies (principally insurance companies) are valued at the Company's equity in the underlying book value. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus, ignoring the effect of income taxes.

     Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

     The home office properties, investment real estate, and electronic data processing equipment are valued at cost, less accumulated depreciation. Property acquired in satisfaction of debt is initially valued at the lower of cost or estimated fair value. Depreciation is provided on the straight-line basis over the estimated useful lives of the related assets.

     Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

     Investment income is recorded when earned. Realized gains and losses on the sale or maturity of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" is excluded from the statutory basis statements of admitted assets, liabilities and surplus.

     Asset Valuation and Interest Maintenance Reserves - The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold or called.

     Policy Reserves - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (American Experience, 1941 CSO, 1958 CSO, 1960 CSG and 1980 CSO tables) as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5% to 12.75%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

     Premiums and Related Commissions - Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

     Federal Income Taxes - The Company files a consolidated federal income tax return with its parent and other eligible subsidiaries. The method of allocating taxes among the companies is prescribed by a written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on a separate return calculation with each company recognizing tax benefits of net operating losses and tax credits on a separate return basis.

     The provision for federal income taxes is based on income which is currently taxable. Deferred federal income taxes are not provided for temporary differences between income tax and statutory reporting. The Company recognizes the benefits of net operating loss, foreign tax and general business credit carryforwards when realized.

     Non-Admitted Assets - Certain assets designated as "non-admitted", principally receivables greater than ninety days due and office furniture and equipment, are excluded from the statutory basis statements of admitted assets, liabilities, and surplus. The net change in such assets is charged or credited to unassigned surplus.

     Fair Values of Financial Instruments - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash, Short-Term Investments and Other Invested Assets - The carrying amounts for these instruments approximate their fair values.

       Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

       Unaffiliated Common Stocks - The fair values for unaffiliated common stocks are based on quoted market prices.

       Affiliated Common Stock - The fair values of affiliated common stocks are based on the Company's equity in the underlying book value.

       Preferred Stocks - The fair values for preferred stocks are based on quoted market prices.

       Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

       Policy Loans - The carrying values of policy loans approximates their fair value.

       Investment Contracts - The fair values for liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       Derivatives - The fair value of interest-rate swaps, foreign currency swaps and interest-rate caps represents the amount at which the contracts could be settled based upon estimates obtained from issuing brokers. The fair value of equity-linked notes represents the appreciation of the underlying debt security based upon the cumulative return of the designated index.

     Derivatives - The Company invests in certain derivative financial instruments to reduce exposure to interest-rate risks associated with assets held or liabilities incurred. Derivative financial instruments utilized by the Company include interest-rate swaps, interest-rate caps and equity-linked notes. The Company does not engage in trading of these instruments.

     Interest-rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Net settlement amounts are reported as adjustments to net investment income on an accrual basis over the life of the swap agreement. Gains and losses resulting from early termination of interest-rate swaps used for hedging are deferred and amortized over the remaining period originally covered by the swap. The Company enters into interest-rate swap agreements to manage interest-rate exposure. The primary purpose for the interest-rate swap agreements is to modify the interest-rate sensitivities of certain investments so that they are highly correlated with the interest-rate sensitivities of certain insurance liabilities.

     Interest-rate caps represent a right to receive the excess of a referenced interest rate over a given rate in exchange for the payment of a premium. Premiums are amortized and recorded as an adjustment to net investment income over the life of the investment using the effective interest method. The Company uses interest-rate caps to more effectively manage interest-rate risk associated with single premium deferred annuity contracts. This allows the Company to limit the risk associated with an increase in interest rates.

     Equity-linked notes are stated at amortized cost. These instruments pay interest based on a very modest (or no) semi-annual or annual coupon rate and pay at maturity all principal plus "contingent" interest based on a coupon rate equal to the percentage increase in a designated index. If the index has declined over the term of the note, no contingent interest is payable, but at maturity all principal would nevertheless be payable. The designated index is typically linked to the performance of a known stock index or basket of indices. Interest income is accrued at the coupon rate while "contingent" interest is recognized upon maturity. The Company uses equity-linked notes to more cost effectively diversify its exposure to equity markets and as an asset replication instrument to match the liabilities of certain group annuity contracts where the customer seeks equity market participation. Equity-linked notes help reduce the Company's exposure to fluctuations in equity instruments by linking a substantial portion of their expected total return to certain market indices while preserving the invested principal.

     Separate Accounts - The assets of the separate accounts shown in the statutory basis statements of admitted assets are carried at fair value and consist primarily of common stock, mutual funds and commercial paper held by the Company for the benefit of contract holders under specific individual annuity and group annuity contracts. Deposits and premiums received from, and benefits paid to, separate account contract holders are reflected in the statutory basis statements of income, but are offset by transfers to and from the separate accounts, respectively. Net investment income and realized capital gains and losses on the separate accounts are reflected net of amounts credited to contract holders in the statutory basis statements of income. Mortality, policy administration and surrender charges to all separate accounts are included in revenue.

     Reclassifications - Certain reclassifications have been made to the prior year amounts to conform with current year presentation. Such reclassifications had no impact on unassigned surplus or net income.

2.   INVESTMENTS

     The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of the Company's investment securities were as follows:

                                                  Cost or           Gross           Gross         Estimated
                                                 Amortized       Unrealized      Unrealized          Fair
                                                    Cost            Gains          Losses           Value
      At December 31, 2000:
        U.S. Government                     $   76,876,586    $  4,813,220    $      7,049   $   81,682,757
        Political subdivisions                   6,517,788          98,141               0        6,615,929
        Mortgage-backed securities             648,942,300      20,931,937       1,803,680      668,070,557
        Special revenue                         99,972,828       6,162,202               0      106,135,030
        Public utilities                       494,155,801      16,310,264       6,621,784      503,844,281
        Industrial and miscellaneous         5,416,575,820      98,098,548     122,549,725    5,392,124,643
        Collateralized mortgage
          obligations                          896,173,518      26,578,241       3,735,858      919,015,901
        Parent, subs & affiliates               10,000,000               0               0       10,000,000
                                            --------------    ------------    ------------   --------------
                 Total                      $7,649,214,641    $172,992,553    $134,718,096   $7,687,489,098
                                            ==============    ============    ============   ==============

        Bonds                               $7,614,312,985
        Short-term investments                  34,901,656
                                            --------------
                                            $7,649,214,641
                                            ==============
        Preferred stocks                    $   52,305,000    $          0    $     31,383   $   52,273,617
                                            ==============    ============    ============   ==============

        Common stocks - unaffiliated        $    9,217,598    $  8,716,664    $  6,007,783   $   11,926,479
                                            ==============    ============    ============   ==============

     The amortized cost of bonds includes $ 4,045,680 of non-admitted assets related to bonds that were in or near default.

                                         Cost or             Gross               Gross           Estimated
                                        Amortized          Unrealized          Unrealized           Fair
                                          Cost               Gains               Losses            Value
At December 31, 1999:
  U.S. Government                    $    46,168,157      $         457      $    3,177,130    $   42,991,484
  Political subdivisions                   8,901,869             29,232             153,840         8,777,261
  Mortgage-backed securities             548,241,963          1,154,597          20,511,842       528,884,718
  Special revenue                         78,011,554          1,991,241             544,672        79,458,123
  Public utilities                       437,618,913          5,884,840          10,832,743       432,671,010
  Industrial and miscellaneous         5,320,620,462         86,295,749         162,461,206     5,244,455,005
  Collateralized mortgage
    obligations                        1,143,743,612         12,587,089          21,602,019     1,134,728,682

        Total                        $ 7,583,306,530      $ 107,943,205      $  219,283,452    $7,471,966,283
                                     ===============      =============      ==============    ==============

  Bonds                              $ 7,502,422,644
  Short-term investments                  80,883,886
                                     ---------------
                                     $ 7,583,306,530
                                     ===============
  Preferred stocks                   $             0      $           0      $            0    $            0
                                     ===============      =============      ==============    ==============
  Common stocks - unaffiliated       $        19,336      $   9,964,664      $            0    $    9,984,000
                                     ===============      =============      ==============    ==============

The amortized cost of bonds includes $1,687,273 of non-admitted assets related to bonds that were in or near default.

The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                              Amortized                Estimated
                                                                                 Cost                  Fair Value
  Due in one year or less                                                   $   368,062,539         $   367,674,660
  Due after one year through five years                                       1,651,288,404           1,643,033,120
  Due after five years through ten years                                      1,922,489,106           1,915,241,123
  Due after ten years                                                         2,162,258,774           2,174,453,737
                                                                            ---------------         ---------------
                                                                              6,104,098,823           6,100,402,640
  Collateralized mortgage obligations and mortgage backed
    securities                                                                1,545,115,818           1,587,086,458
                                                                            ---------------         ---------------
                                                                            $ 7,649,214,641         $ 7,687,489,098
                                                                            ===============         ===============

The sources of net investment income were as follows:


                                                  2000              1999             1998

  Bonds                                      $ 574,823,963     $ 544,343,674     $515,151,979
  Preferred stocks                               4,193,821            87,536          299,096
  Common stocks                                  6,197,553           161,075          145,600
  Mortgage loans                                57,722,324        49,565,958       52,305,094
  Real estate                                   18,562,533        18,318,351       19,833,382
  Policy loans                                   9,037,066         9,465,535        7,323,862
  Short-term investments                         3,162,184         7,990,378        4,961,823
  Other                                             49,245        (2,910,505)      (1,969,054)
                                             -------------     -------------     ------------
                                               673,748,689       627,022,002      598,051,782
  Investment expense                           (21,247,712)      (19,083,356)     (22,067,317)
  Amortization of interest maintenance
    reserve                                      3,698,498         4,102,560        3,291,603
                                             -------------     -------------     ------------
                                             $ 656,199,475     $ 612,041,206     $579,276,068
                                             =============     =============     ============


Gross realized gains and losses from investments consist of the following:


                                                                                              Net
                                              Gross                Gross                   Realized
                                             Realized             Realized                   Gains
                                              Gains                Losses                  (Losses)
 Year ended December 31, 2000:
  Bonds                                   $   8,789,941         $   19,235,881          $  (10,445,940)
  Common stocks                               2,763,766              2,061,667                 702,099
  Preferred stocks
  Mortgage loans                              1,284,987              1,506,353                (221,366)
  Real estate                                 3,853,778                      0               3,853,778
  Other invested assets                      65,760,117              7,882,211              57,877,906
                                          -------------         --------------          --------------
                                          $  82,452,589         $   30,686,112              51,766,477
                                          =============         ==============
  Capital gains tax                                                                        (18,014,918)
  Transfer to IMR                                                                            5,044,151
                                                                                        --------------
  Net realized capital gains                                                            $   38,795,710
                                                                                        ==============

                                                                                             Net
                                                              Gross          Gross         Realized
                                                            Realized        Realized        Gains
                                                              Gains          Losses        (Losses)
          Year ended December 31, 1999:
            Bonds                                          $  5,963,118     $4,998,234     $   964,884
            Common stocks                                       112,286      1,716,877      (1,604,591)
            Preferred stocks                                  1,975,380              0       1,975,380
            Mortgage loans                                    2,313,158              0       2,313,158
            Real estate                                         779,916              0         779,916
            Other invested assets                            19,800,435        647,740      19,152,695
                                                           ------------     ----------     -----------
                                                           $ 30,944,293     $7,362,851     $23,581,442
                                                           ============     ==========
            Capital gains tax                                                               (8,233,097)
            Transfer to IMR                                                                 (3,224,180)
                                                                                           -----------
            Net realized capital gains                                                     $12,124,165
                                                                                           ===========


                                                                                             Net
                                                              Gross          Gross         Realized
                                                            Realized        Realized        Gains
                                                              Gains          Losses        (Losses)
          Year ended December 31, 1998:
            Bonds                                          $ 13,939,103     $  239,888    $ 13,699,215
            Common stocks                                       375,644         54,386         321,258
            Mortgage loans                                    5,818,177        180,586       5,637,591
            Real estate                                       4,248,433        697,886       3,550,547
            Other                                             9,711,346         76,758       9,634,588
                                                           ------------     ----------    ------------
                                                           $ 34,092,703     $1,249,504      32,843,199
                                                           ============     ==========
            Capital gains tax                                                              (11,465,087)
            Transfer to IMR                                                                (12,686,305)
                                                                                          ------------
            Net realized capital gains                                                    $  8,691,807
                                                                                          ============



     Proceeds from the sale of bonds were $408,658,599, $321,474,524 and $141,015,129 during 2000, 1999 and 1998, respectively.

     The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 2000 ranged from 7.4% to 9.9%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The estimated fair value of the mortgage loan portfolio was $852,257,479 and $838,200,700 at December 31, 2000 and 1999, respectively.

     The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2000 and 1999 were as follows:

                                                   2000                1999

        Texas                                 $  79,968,051      $  89,097,476
        California                               62,129,343         52,766,007
        Florida                                  60,628,868         50,384,648
        Michigan                                 48,663,399         31,054,631
        Louisiana                                43,928,888         49,318,763
        Alabama                                  41,102,341         36,711,597
        All other states                        487,761,071        531,780,357
                                              -------------      -------------
                                              $ 824,181,961      $ 841,113,479
                                              =============      =============

     There were no non-performing or restructured mortgage loans at December 31, 2000. At December 31, 1999, the Company held non-performing loans of $441,432. There were no restructured mortgage loans at December 31, 1999.

     Securities with an amortized cost of $ 5,368,044 and $5,417,960 were on deposit with government agencies at December 31, 2000 and 1999, respectively, as required by law in various jurisdictions in which the Company conducts business.

     The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the accompanying statutory basis statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions.

     The Company has commitments to fund bond investments of $36,259,196 as of December 31, 2000. The Company also has commitments to fund mortgage loans of $16,785,495 as of December 31, 2000. These commitments are legally binding and have fixed expiration dates or other termination clauses that may require a payment of a fee. In the event that the financial condition of a borrower deteriorates materially, the commitment may be terminated. Since some of the commitments may expire or terminate, the total commitments do not necessarily represent future liquidity requirements.

3.   DERIVATIVE FINANCIAL INSTRUMENTS

     The following table summarizes the Company's derivative financial instruments. Notional amounts are used on certain instruments to express the volume of these transactions, but do not represent the much smaller amounts potentially subject to credit risk.

                                                                         Estimated
                                    Notional             Statement         Fair           Year(s) of       Interest         Rate
                                     Amount                Value           Value           Maturity          Paid         Received
At December 31, 2000:

  Interest-rate swaps            $  212,500,000        $          0     $ (2,731,046)     2002 - 2005       7.00%          7.11%
                                 ==============        ============     ============
  Interest-rate caps             $  595,000,000        $  2,602,848     $    723,880      2001 - 2005
                                 ==============        ============     ============
  Equity-linked notes            $  101,000,000        $  1,180,400     $ 66,512,118      2001 - 2016
                                 ==============        ============     ============

At December 31, 1999:

  Interest-rate swaps            $  202,500,000        $          0     $    880,563      2002 - 2003       6.97%          6.23%
                                 ==============        ============     ============
  Interest-rate caps             $  685,000,000        $  2,950,371     $  3,484,314      2000 - 2004          0              0
                                 ==============        ============     ============
  Equity-linked notes            $  101,000,000        $  2,360,800     $ 89,887,364      2001 - 2016          0              0
                                 ==============        ============     ============


     These derivative financial instruments involve, to varying degrees, elements of credit and market risk which are not recognized in the statutory basis statements of admitted assets, liabilities and surplus. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract which exceeds the value of existing collateral, if any. Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. The Company evaluates the risk associated with derivatives in much the same way as the risks with on-balance sheet financial instruments. The derivative's risk of credit loss is generally a small fraction of the notional value of the instrument and is represented by the fair value of derivative financial instruments with positive fair values. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

     The Company has considerable experience in evaluating and managing credit risk. Each issuer or counterparty is extensively reviewed to evaluate its financial stability before entering into each agreement and throughout the period that the financial instrument is owned.

4.   FEDERAL INCOME TAXES

     The provision for federal income taxes reflects an effective income tax rate which differs from the prevailing federal income tax rate primarily as a result of income and expense recognition differences between statutory and income tax reporting. The major differences include capitalization and amortization of certain policy acquisition amounts for tax purposes, different methods for determining statutory and tax insurance reserves, timing of the recognition of market discounts on bonds and certain accrued expenses, and the acceleration of depreciation for tax purposes.

     The Company's tax returns have been examined by the Internal Revenue Service through 1995. Management believes that the final resolution of all income tax issues for 1995 and prior years will not have a material impact on the Company's statutory basis financial statements.

     Under federal income tax law in effect prior to 1984, the Company accumulated approximately $31,615,000 of deferred taxable income which could become subject to income taxes in the future under certain conditions. Management believes the chance that those conditions will exist is not likely.

5.   RETIREMENT BENEFITS

     The Company participates with Mutual of Omaha and certain subsidiaries (the "Companies") in a noncontributory defined benefit plan covering all United States employees meeting certain minimum requirements. Retirement benefits are based upon years of credited service and final average earnings history.

     Information regarding accrued benefits and net assets has not been determined on an individual company basis. The Company's allocation of salary expense was approximately 26%, 25% and 27% of the total Companies' salary expense in 2000, 1999 and 1998, respectively. The Companies expensed contributions of $11,399,115, $12,971,440 and $10,254,308 in 2000, 1999 and
     1998, respectively. Total benefit costs were $26,150,000, $26,101,000 and $26,160,000 in 2000, 1999 and 1998, respectively. Plan assets include United of Omaha Life Insurance Company guaranteed investment contracts of $290,801,000 and $291,281,000 at December 31, 2000 and 1999, respectively.
     In 1998, the Companies changed the plan's assumed annual investment return and, in order to improve the funding status of the plan, increased the amount that was contributed for 1998. At December 31, 1998, the Companies recorded a direct charge to surplus of $37,540,647, which represented an additional contribution of $57,814,647, net of tax. The Company's share of this contribution was $9,731,808, net of tax. The valuation date for the pension benefit amounts in the table below is January 1, 2000 and 1999, respectively.

     The Companies also provide certain postretirement medical and life insurance benefits to employees hired before January 1, 1995. Benefits are based on hire date, age and years of service. The cost of these postretirement benefits is allocated to the Companies in accordance with an intercompany cost-sharing agreement. Plan assets are invested in a United of Omaha Life Insurance Company investment contract. The Companies use the accrual method of accounting for postretirement benefits and elected to amortize the original transition obligation over 20 years. Employer contributions for other benefits were $3,800,000, $3,684,000 and $2,709,000 during the years ended December 31, 2000, 1999 and 1998, respectively. Total benefit costs were $9,530,900, $10,129,600 and $9,853,410 in 2000,
     1999 and 1998, respectively.


                                            January 1,                           December 31,
                                ---------------------------------      ---------------------------------
                                         Pension Benefits                       Other Benefits
                                ---------------------------------      ---------------------------------
                                      2000              1999                2000                1999
Benefit obligation              $    516,620,465    $ 475,851,413      $  82,952,989       $  90,913,152
Fair value of plan assets            498,025,162      458,944,992         14,243,642           9,564,322
                                ----------------    -------------      -------------       -------------
Funded status                   $    (18,595,303)   $ (16,906,421)     $ (68,709,347)      $ (81,348,830)
                                ================    =============      =============       =============

                                           ----------------        ----------------
                                           Pension Benefits         Other Benefits
                                           ----------------        ----------------
        Weighted average assumptions       2000        1999        2000        1999

        Discount rate                      6.31%       6.55%       7.75%       7.75%
        Expected return on plan assets     8.00%       8.00%       6.75%       6.75%
        Rate of compensation increase      5.00%       5.00%        N/A         N/A
        Health care cost trade rate         N/A         N/A        5.00%       5.00%


     The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the Companies' accumulated postretirement benefit obligation as of December 31, 2000 by approximately $5,700,000 and the estimated eligibility and interest cost components of the net periodic postretirement benefit costs for 2000 by approximately $700,000.

     The Companies sponsor various savings and investment plans. The expense for these defined contribution plans was $12,361,000, $11,192,000 and $6,906,000 in 2000, 1999 and 1998, respectively.

6.   RELATED PARTY TRANSACTIONS

     The home office properties are occupied jointly by the Company, Mutual of Omaha and certain affiliates. Because of this relationship, the Companies incur joint operating expenses subject to allocation. Management believes the method of allocating such expenses is fair and reasonable.

     The Company paid $ 110,537, $302,133 and $410,598 during 2000, 1999 and
     1998, respectively, to KPM Investment Management, Inc., an affiliate, for equity investment management services. The Company did not pay any assignment fees for the year ended December 31, 2000, however, the Company paid $750 to MOSSCO-CT for the year ended December 31, 1999, and $7,500 to MOSSCO-CT for the year ended December 31, 1998.

     Under the terms of a reinsurance treaty effected June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance are shared equally by the Company and Mutual of Omaha. The amounts ceded were as follows:

At December 31,                                                                     2000                    1999

     Aggregate reserve for policies and contracts                            $     94,255,445          $    91,073,753
                                                                             ================          ===============

     Policy and contract claims                                              $     96,196,102          $   100,988,273
                                                                             ================          ===============

Year Ended December 31,                                     2000                    1999                    1998
     Premium considerations                          $    437,949,167        $    440,864,375          $   387,138,546
                                                     ================        ================          ===============
     Policyholder and beneficiary benefits           $    355,544,047        $    370,484,415          $   337,101,103
                                                     ================        ================          ===============
     Group reinsurance settlement expense
       (included in operating expenses)              $     16,852,083        $     25,391,147          $    18,777,060
                                                     ================        ================          ===============

     The Company also assumes group and individual life insurance from Companion. The Company entered into a coinsurance treaty with Companion relating to bank annuity business in which Companion cedes 90% of the 2000 and 1999 related premiums to the Company and the Company pays 90% of the related benefits, in 2000 and 1999, respectively. The total amounts assumed by the Company relating to the treaties with Companion were as follows:

     At December 31,                                                              2000                  1999

          Aggregate reserve for policies and contracts                       $   90,950,703        $   67,290,793
                                                                             ==============        ==============
          Policy and contract claims                                         $    1,854,892        $    2,740,908
                                                                             ==============        ==============
          Other amounts receivable under reinsurance contracts               $   93,601,267        $   69,445,931
                                                                             ==============        ==============

     The amounts assumed by the Company from Companion and included in the statutory statements of income were as follows:

     Year Ended December 31,                                                      2000                  1999               1998
          Premium considerations                                             $   29,586,170        $   23,134,359     $  19,789,981
                                                                             ==============        ==============     =============
          Policyholder and beneficiary benefits                              $    8,718,336        $    7,951,294     $   7,559,683
                                                                             ==============        ==============     =============

7.   REINSURANCE

     In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

     The reconciliation of total premiums to net premiums is as follows:


     Year Ended December 31,                                                      2000                  1999               1998

          Direct                                                             $1,650,074,557        $1,567,106,907    $1,460,515,466
            Assumed:
              Affiliated                                                         29,586,170            23,134,359        19,789,981
              Nonaffiliated                                                      25,303,593            32,345,121        26,437,129
          Ceded:
              Affiliated                                                       (437,949,167)         (440,864,375)     (387,138,546)
              Nonaffiliated                                                     (61,213,018)          (41,677,802)      (34,628,513)
                                                                             --------------        --------------    --------------
                  Net                                                        $1,205,802,135        $1,140,044,210    $1,084,975,517
                                                                             ==============        ==============    ==============


8.   CREDIT ARRANGEMENTS

     The Company and Mutual of Omaha are authorized by their Boards of Directors to borrow a maximum of $175,000,000 on a joint basis under certain lines of credit. At December 31, 2000, the Company had $10,000,000 in outstanding borrowings against its uncommitted, uncollateralized revolving lines of credit. Interest rates applicable to borrowings under these lines of credit are negotiated with the lender at the time of borrowing.

9.   COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

     Leases - The Company leases certain property to house Home Office operations in Omaha, Nebraska, from its parent, Mutual of Omaha. The current lease expires December 31, 2035.

     The Company and Mutual of Omaha rent office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under those leases as of December 31, 2000 were approximately:

        2001                                                 $   17,138,668
        2002                                                     12,179,983
        2003                                                      7,633,836
        2004                                                      3,890,283
        2005                                                      1,869,574
        Thereafter                                                2,861,230
                                                             --------------
           Total                                             $   45,573,574
                                                             ==============

10.  DEPOSIT FUNDS

     The estimated fair value and statement value of guaranteed investment and select maturity contracts at December 31 were:


                                             2000                 1999

        Estimated fair value            $ 1,293,786,000      $1,138,068,000
                                        ===============      ==============
        Statement value                 $ 1,279,651,000      $1,406,712,000
                                        ===============      ==============

     The fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     At December 31, 2000 and 1999, the Company held annuity reserves and deposit fund liabilities of $2,512,555,124 and $2,472,653,621, respectively, that were subject to discretionary withdrawal at book value with a surrender charge of less than 5%.

11.  STOCKHOLDER DIVIDENDS

     Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities. The maximum amount of dividends which can be paid to the stockholder without prior approval of the Director of Insurance of the State of Nebraska is the greater of 10% of the insurer's surplus as of the previous December 31 or net gain from operations for the previous twelve month period ending December 31. Based upon these restrictions, the Company is permitted a maximum dividend distribution of $87,122,425 in 2001.

12.  BUSINESS RISKS

     The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

       Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products.

       Credit Risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

       Interest-Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

13. RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

     As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America ("GAAP"). The following tables reconcile statutory basis net income to GAAP net income and statutory basis surplus to GAAP equity.


                                                                              2000              1999             1998

       Statutory net income as reported                                 $ 125,918,135     $   54,972,953     $ 49,549,915
       Future policy benefits and policyholder
         account balances                                                  13,365,794         14,442,932      (36,682,957)
       Deferred policy acquisition costs                                   26,035,669         28,205,163       47,066,276
       Deferred income taxes and other tax
         reclassifications                                                 (6,266,928)        (6,785,000)      16,252,000
       Valuation of investments                                            (8,412,397)        15,115,420         (118,976)
       Earnings of subsidiaries                                             6,481,904         10,828,173       10,515,942
       Cumulative effect of adopting
         SFAS No. 133, net of tax                                           8,893,990                  0                0
       Other                                                               (7,686,160)         2,983,278        7,916,496
                                                                        -------------     --------------     ------------
       Net income in conformity with accounting
         principles generally accepted in the
         United States of America                                       $ 158,330,007     $  119,762,919     $ 94,498,696
                                                                        =============     ==============     ============

                                                                                                  2000               1999
       Statutory surplus                                                                  $   832,085,212     $   686,778,300
       Future policy benefits and policyholder
         account balances                                                                    (298,482,040)       (312,316,678)
       Deferred policy acquisition costs                                                      847,175,902         845,530,005
       Deferred income taxes                                                                  (68,695,851)         (7,514,000)
       Valuation of investments                                                                   (73,042)       (144,254,888)
       Statutory asset valuation reserve                                                      138,378,219         122,704,340
       Subsidiary equity                                                                       35,531,465          25,350,012
       Statutory interest maintenance reserve                                                  18,676,082          27,418,733
       Cumulative effect of adopting SFAS No. 133                                               9,813,419                   0
       Other                                                                                  (13,012,801)        (13,214,697)
                                                                                          ---------------     ---------------
       Equity in conformity with accounting principles
         generally accepted in the United States of America
                                                                                          $ 1,501,396,565     $ 1,230,481,127
                                                                                          ===============     ===============

14.  CODIFICATION OF STATUTORY ACCOUNTING PRINCIPLES

     In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The State of Nebraska will require adoption of Codification for the preparation of statutory basis financial statements effective January 1, 2001. The Company estimates that the adoption of Codification will reduce the Company's surplus as of January 1, 2001 by approximately $900,000, which primarily relates to accounting principles regarding nonadmitted assets, guaranty funds, pension plans, income taxes and the IMR.

UNITED OF OMAHA
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 2000 AND FOR THE PERIODS
ENDED DECEMBER 31, 2000, 1999 AND 1998

                        [LETTERHEAD DELOITTE & TOUCHE]

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statement of net assets of each of the sub-accounts ("portfolios" that include American Growth, American Small Capitalization, EAFE(R) Equity Index, Small Cap Index, Prime Money Fund II, U.S. Government Securities II, Asset Manager: Growth, Contrafund, Equity Income (Fidelity VIP and VIP II), Index 500, Capital Opportunities, Emerging Growth, Global Governments, High Income, Research, Emerging Markets Equity, Fixed Income, Equity-Income (Pioneer VCT), Fund, Growth Shares, Mid-Cap Value, Real Estate Growth, Global Discovery, Growth and Income, International, Equity Income (T. Rowe Price), International Stock, Limited-Term Bond, New America Growth and Personal Strategy Balanced) that comprise United of Omaha Separate Account B (the "Separate Account") as of December 31, 2000, and the related statements of operations and changes in net assets for the periods ended December 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit procedures include confirmations of investments owned as of December 31, 2000 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Separate Account as of December 31, 2000, and the results of their operations and changes in their net assets for the periods ended December 31, 2000, 1999 and 1998 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche

March 19, 2001

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                                 Market            Market
                                                                                Units          (Carrying)           Value
ASSETS                                                          Cost         Outstanding          Value           per Unit
Investments:
 Alger:
  American Growth                                           $ 1,681,653         84,227         $ 1,424,189         $ 16.91
  American Small Capitalization                               1,562,591         86,167           1,056,793           12.26
 Deutsche VIT:
  EAFE(R) Equity Index                                          682,251         71,179             628,835            8.83
  Small Cap Index                                               406,961         41,872             392,043            9.36
 Federated:
  Prime Money Fund II                                         1,216,868      1,033,174           1,224,320            1.19
  U.S. Government Securities II                                 290,242         24,359             301,006           12.36
 Fidelity VIP and VIP II:
  Asset Manager: Growth                                         485,736         34,818             432,253           12.41
  Contrafund                                                  1,529,041         91,717           1,444,745           15.75
  Equity Income                                               1,860,234        142,581           1,934,392           13.57
  Index 500                                                   4,223,073        278,502           4,131,154           14.83
 MFS:
  Capital Opportunities                                       1,808,464         96,723           1,884,768           19.49
  Emerging Growth                                             1,120,985         59,155           1,165,762           19.71
  Global Governments                                            366,230         32,407             363,675           11.22
  High Income                                                   589,211         50,532             522,697           10.34
  Research                                                      722,906         48,787             719,155           14.74
 Morgan Stanley Dean Witter:
  Emerging Markets Equity                                       350,680         27,011             226,783            8.40
  Fixed Income                                                  174,625         15,200             175,158           11.52
 Pioneer VCT:
  Equity-Income                                                 560,500         51,579             597,500           11.58
  Fund                                                          209,433         21,445             205,524            9.58
  Growth Shares                                                  65,078          6,359              59,193            9.31
  Mid-Cap Value                                                 324,397         28,202             366,335           12.99
  Real Estate Growth                                            680,726         70,202             780,553           11.12
 Scudder VLIF:
  Global Discovery                                              311,934         15,601             286,776           18.38
  Growth and Income                                             433,107         35,700             416,535           11.67
  International                                               1,154,053         77,292           1,044,950           13.52
 T. Rowe Price:
  Equity Income                                               1,011,966         75,622           1,042,073           13.78
  International Stock                                         1,298,459        103,478           1,217,948           11.77
  Limited-Term Bone                                           1,871,386        156,785           1,906,896           12.16
  New America Growth                                          1,020,757         67,804             875,234           12.91
  Personal Strategy Balanced                                    480,198         34,418             471,625           13.70
                                                            -----------                        -----------

     Total invested assets                                  $28,493,745                        $27,298,870
                                                            ===========                        ===========

LIABILITIES                                                 $         -                        $         -
                                                            ===========                        ===========

     Net assets                                             $28,439,745                        $27,298,870
                                                            ===========                        ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                              Alger
                                              ----------------------------------------------------------------------------------

                                                                                                         American
                                                         American Growth                           Small Capitalization
                                              -------------------------------------       --------------------------------------
                                                  2000         1999        1998(A)            2000          1999        1998
Income:
 Investment income:
   Reinvested dividends and capital
     gain distributions                       $   168,736    $  38,671    $  11,366       $   405,279    $  48,305    $   8,650

Expenses:
 Mortality and expense risk charges               206,068       71,726        2,765           154,017       68,448        8,039
                                              -----------    ---------    ---------       -----------    ---------    ---------

        Net investment income (expense)           (37,332)     (33,055)       8,601           251,262      (20,143)         611

 Net realized gains (losses)                       19,374        7,145          153            (1,110)      (4,661)         502

 Net change in unrealized gains (losses)         (434,459)     134,043       42,952          (750,005)    (217,079)      28,003
                                              -----------    ---------    ---------       -----------    ---------    ---------

 Net increase (decrease) in net assets
   from operations                               (452,417)     108,133       51,706          (499,853)     192,275       29,116

 Purchases made by policyholders                  879,886      580,858      263,465           597,043      527,969      231,254

 Withdrawals made by policyholders                   (383)        (859)      (6,200)          (10,911)     (12,576)     (13,549)
                                              -----------    ---------    ---------       -----------    ---------    ---------

 Net policyowner transactions                     879,503      579,999      257,265           586,132      515,393      217,705
                                              -----------    ---------    ---------       -----------    ---------    ---------

 Increase (decrease) in net assets                427,086      688,132      308,971            86,279      707,668      246,821

 Net assets, beginning of period                  997,103      308,971            -           970,514      262,846       16,025
                                              -----------    ---------    ---------       -----------    ---------    ---------

 Net assets, end of period                    $ 1,424,189    $ 997,103    $ 308,971       $ 1,056,793    $ 970,514    $ 262,846
                                              ===========    =========    =========       ===========    =========    =========

Accumulation unit:
  Purchases                                        37,714       33,337       21,484            38,726       40,279       22,730
  Withdrawals                                      (3,743)      (3,908)        (657)          (10,170)      (5,045)      (1,929)
                                              -----------    ---------    ---------       -----------    ---------    ---------

 Net increase in units outstanding                 33,971       29,429       20,827            28,556       35,234       20,801

 Units outstanding, beginning of period            50,256       20,827            -            57,611       22,377        1,576
                                              -----------    ---------    ---------       -----------    ---------    ---------

 Units outstanding, end of period                  84,227       50,256       20,827            86,167       57,611       22,377
                                              ===========    =========    =========       ===========    =========    =========

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------------------------------------------
Deutsche VIT                   Federated
--------------------------    --------------------------------------------------------------------------------------
  EAFE (R)        Small
  Equity           Cap
  Index           Index        Prime Money Fund II                             U.S. Government Securities II
--------------------------    -----------------------------------------     ----------------------------------------
  2000 (A)        2000(A)        2000             1999         1998 (A)         2000          1999          1998(A)
$  10,155        $   1,964    $    68,198     $    54,282   $    18,881      $  13,354      $   8,489      $     892

   26,713           40,858        223,495         218,437        58,274         25,962         17,599          2,601
---------        ---------    -----------     -----------   -----------      ---------      ---------      ---------

  (16,558)         (38,894)      (155,297)       (164,155)      (39,393)       (12,608)        (9,110)        (2,209)

       (1)              (3)             -               -             -           (972)           (66)            60

  (53,416)         (14,918)             -               -             -         16,139         (9,417)         4,042
---------        ---------    -----------     -----------   -----------      ---------      ---------      ---------

  (69,975)         (53,815)      (155,297)       (164,155)      (39,393)         2,559        (18,593)         1,893

  698,810          445,858      5,215,573       6,815,913     4,625,960         77,959        127,030        150,477

        -                -     (4,615,470)     (6,359,502)   (4,099,309)       (26,573)             -        (13,746)
---------        ---------    -----------     -----------   -----------      ---------      ---------      ---------

  698,810          445,858        600,103         456,411       526,651         51,386        127,030        136,731
---------        ---------    -----------     -----------   -----------      ---------      ---------      ---------

  628,835          392,043        444,806         292,256       487,258         53,945        108,437        138,624

        -                -        779,514         487,258             -        247,061        138,624              -
---------        ---------    -----------     -----------   -----------      ---------      ---------      ---------

$ 628,835        $ 392,043    $ 1,224,320     $   779,514   $   487,258      $ 301,006      $ 247,061      $ 138,624
=========        =========    ===========     ===========   ===========      =========      =========      =========

   71,211           41,885      4,602,109       6,251,733     4,387,914          6,717         10,780         13,924
      (32)             (13)    (4,265,862)     (6,010,506)   (3,932,214)        (4,545)          (967)        (1,550)
---------        ---------    -----------     -----------   -----------      ---------      ---------      ---------

   71,179           41,872        336,247         241,227       455,700          2,172          9,813         12,374

        -                -        696,927         455,700             -         22,187         12,374              -
---------        ---------    -----------     -----------   -----------      ---------      ---------      ---------

   71,179           41,872      1,033,174         696,927       455,700         24,359         22,187         12,374
=========        =========    ===========     ===========   ===========      =========      =========      =========

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000, 1999 AND 1998 (Continued)
--------------------------------------------------------------------------------

                                                  Fidelity VIP and VIP II
                                                  -----------------------------------------------------------------------------

                                                            Asset Manager: Growth                       Contrafund
                                                  ---------------------------------------  ------------------------------------
                                                       2000         1999        1998 (A)     2000            1999       1998(A)
Income:
  Investment income:
     Reinvested dividends and capital
        gain distributions                        $  37,316      $  8,961     $    594     $  118,315      $  9,807     $     -

Expenses:
  Mortality and expense risk charges                 68,637        29,548        3,976        165,296        61,723       7,274
                                                  ---------      --------     --------     ----------      --------    --------

     Net investment income (expense)                (31,321)      (20,587)      (3,382)       (46,981)      (51,916)     (7,274)

Net realized gains (losses)                             402         1,894          103          6,941        23,542         295

Net change in unrealized gains (losses)             (92,743)       26,108       13,152       (218,750)      101,458      32,996
                                                  ---------      --------     --------     ----------      --------    --------

Net increase (decrease) in net assets
  from operations                                  (123,662)        7,415        9,873       (258,790)       73,084      26,017

Purchases made by policyholders                     208,193       200,325      141,710        818,929       639,630     207,868

Withdrawals made by policyholders                         -            (3)     (11,598)             -       (61,993)          -
                                                  ---------      --------     --------     ----------      --------    --------

Net policyowner transactions                        208,193       200,322      130,112        818,929       577,637     207,868
                                                  ---------      --------     --------     ----------      --------    --------

Increase (decrease) in net assets                    84,531       207,737      139,985        560,139       650,721     233,885

Net assets, beginning of period                     347,722       139,985            -        884,606       233,885           -
                                                  ---------      --------     --------     ----------      --------    --------

Net assets, end of period                         $ 432,253      $347,722     $139,985     $1,444,745      $884,606    $233,885
                                                  =========      ========     ========     ==========      ========    ========

Accumulation unit:
  Purchases                                          13,363        15,060       12,686         42,779        43,437      17,646
  Withdrawals                                        (3,061)       (1,919)      (1,311)        (3,500)       (8,226)       (419)
                                                  ---------      --------     --------     ----------      --------    --------

Net increase in units outstanding                    10,302        13,141       11,375         39,279        35,211      17,227

Units outstanding, beginning of period               24,516        11,375            -         52,438        17,227           -
                                                  ---------      --------     --------     ----------      --------    --------

Units outstanding, end of period                     34,818        24,516       11,375         91,717        52,438      17,227
                                                  =========      ========     ========     ==========      ========    ========

(A)  For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP and VIP II (continued)                                                       MFS
------------------------------------------------------------------------------------      -----------------------------------------

          Equity Income                                      Index 500                               Capital Opportunities
---------------------------------------      ---------------------------------------      -----------------------------------------
    2000           1999         1998             2000           1999        1998 (A)         2000           1999       1998 (A)
$  109,504     $   23,313     $   2,077      $    44,229    $   11,348     $       _      $  121,491     $    1,950    $    695

   193,869         87,933        10,583          485,607       194,670        17,250         197,323         81,572       8,096
----------     ----------     ---------      -----------    ----------     ---------      ----------     ----------    --------

   (84,365)       (64,620)       (8,506)        (441,378)     (183,322)      (17,250)        (75,832)       (79,622)     (7,401)
     4,600          4,768           328           44,724        25,595         1,117          53,207         35,185      (4,935)
    44,632         (2,844)       31,982         (454,034)      287,743        74,372        (273,353)       307,124      42,533
----------     ----------     ---------      -----------    ----------     ---------      ----------     ----------    --------

   (35,128)       (62,696)       23,804         (850,688)      130,016        58,239        (295,978)       262,687      30,197
   683,982        919,913       400,198        2,187,994     2,046,812       567,403         958,126        708,952     340,877
    (2,575)          (281)      (10,106)               -        (8,622)            -               -        (93,578)    (26,515)
----------     ----------     ---------      -----------    ----------     ---------      ----------     ----------    --------

   681,407        919,632       390,092        2,187,994     2,038,190       567,403         958,126        615,374     314,362
----------     ----------     ---------      -----------    ----------     ---------      ----------     ----------    --------

   646,279        856,936       413,896        1,337,306     2,168,206       625,642         662,642        878,061     344,559
 1,288,113        431,177        17,281        2,793,848       625,642             -       1,222,620        344,559           -
----------     ----------     ---------      -----------    ----------     ---------      ----------     ----------    --------

$1,934,392     $1,288,113     $ 431,177      $ 4,131,154    $2,793,848     $ 625,642      $1,884,768     $1,222,620    $344,559
==========     ==========     =========      ===========    ==========     =========      ==========     ==========    ========

    55,484         72,986        36,847          119,905       134,031        47,021          41,899         44,726      28,154
   (15,841)        (6,686)       (1,848)         (12,226)       (9,307)         (922)         (5,625)        (9,392)     (3,039)
----------     ----------     ---------      -----------    ----------     ---------      ----------     ----------    --------

    39,643         66,300        34,999          107,679       124,724        46,099          36,274         35,334      25,115
   102,938         36,638         1,639          170,823        46,099             -          60,449         25,115           -
----------     ----------     ---------      -----------    ----------     ---------      ----------     ----------    --------

   142,581        102,938        36,638          278,502       170,823        46,099          96,723         60,449      25,115
==========     ==========     =========      ===========    ==========     =========      ==========     ==========    ========

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000, 1999 AND 1998 (Continued)
--------------------------------------------------------------------------------

                                              MFS (continued)
                                              ----------------------------------------------------------------------------

                                                            Emerging Growth                   Global Governments
                                              -------------------------------------  -------------------------------------
                                                    2000         1999      1998(A)      2000          1999        (1998(A)
Income:
 Investment income:
  Reinvested dividends and capital
   gain distributions                         $    55,409     $      -    $    417    $  13,205     $   9,015      $    358

Expenses:
 Mortality and expense risk charges               122,654       41,100       6,901       25,026        13,065         3,728
                                              -----------     --------    --------    ---------     ---------      --------

     Net investment income (expense)              (67,245)     (41,100)     (6,484)     (11,821)       (4,050)       (3,370)

 Net realized gains (losses)                       34,299       14,600         311       (1,183)          (49)           92

 Net change in unrealized gains (losses)         (359,157      351,148      52,786        4,450       (12,869)        5,864
                                              -----------     --------    --------    ---------     ---------      --------
 Net increase (decrease) in net assets
  from operations                                (392,103)     324,648      46,613       (8,554)      (16,968)        2,586

 Purchases made by policyholders                  646,869      311,858     248,045      139,684       128,122       123,463

 Withdrawals made by policyholders                      -      (19,580)       (588)           -        (4,658)            -
                                              -----------     --------    --------    ---------     ---------      --------

 Net policyowner transactions                     646,869      292,278     247,457      139,684       123,464       123,463
                                              -----------     --------    --------    ---------     ---------      --------

 Increase (decrease) in net assets                254,766      616,926     294,070      131,130       106,496       126,049

 Net assets, beginning of period                  910,996      294,070           -      232,545       126,049             -
                                              -----------     --------    --------    ---------     ---------      --------

 Net assets, end of period                    $ 1,165,762     $910,996    $294,070    $ 363,675     $ 232,545      $126,049
                                              ===========     ========    ========    =========     =========      ========
Accumulation unit:
 Purchases                                         25,353       19,755      21,836       12,456        11,884        11,719
 Withdrawals                                       (3,362)      (3,790)       (637)      (1,785)       (1,636)         (231)
                                              -----------     --------    --------    ---------     ---------      --------

Net increase in units outstanding                  21,991       15,965      21,199       10,671        10,248        11,488

Units outstanding, beginning of period             37,164       21,199           -       21,736        11,488             -
                                              -----------     --------    --------    ---------     ---------      --------

Units outstanding, end of period                   59,155       37,164      21,199       32,407        21,736        11,488
                                              ===========    =========    ========    =========     =========     =========

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------
       MPS (continued)                                                                 Morgan Stanley Dean Witter
------------------------------------------------------------------------------------  ----------------------------------

                High Income                             Research                        Emerging Markets Equity
----------------------------------------- ------------------------------------------  ----------------------------------
      2000          1999        1998 (A)      2000        1999          1998 (A)        2000         1999       1998 (A)

  $   34,863     $  16,608   $   1,839    $  35,700    $   3,318      $     676       $  34,583    $      2    $       1

      36,228        17,976       2,938       58,501       26,228          4,486          27,877       1,918           78
  ----------     ---------   ---------    ---------    ---------      ---------       ---------    --------    ---------

      (1,365)       (1,368)     (1,099)     (22,801)     (22,910)        (3,810)          6,706      (1,916)         (77)

        (882)       (4,327)        (17)       5,673        9,012          1,427           3,266         416          (21)

     (69,794)        3,269          11      (93,075)      65,566         19,758        (132,346       8,438           11
  ----------     ---------   ---------    ---------    ---------      ---------       ---------    --------    ---------

     (92,041)       (2,426)     (1,105)    (110,203)      55,668         17,375        (122,374)      6,938          (87)

     224,544       252,199     180,836      375,126      227,784        213,047         323,717      18,204        1,414

      (1,321)      (57,989)          -            -      (44,593)      (15,049)              (7)          -       (1,022)
  ----------     ---------   ---------    ---------    ---------      ---------       ---------    --------    ---------

     223,223       194,210     180,836      375,126      183,191        197,998         323,710      18,204          392
  ----------     ---------   ---------    ---------    ---------      ---------       ---------    --------    ---------

     151,182       191,784     179,731      264,923      238,859        215,373         201,366      25,142          305

     371,515       179,731           -      454,232      215,373              -          25,447         305            -
  ----------     ---------   ---------    ---------    ---------      ---------       ---------    --------    ---------

  $  522,697     $ 371,515   $ 179,731    $ 719,155    $ 454,232      $ 215,373       $ 226,783    $ 25,447    $     305
  ==========     =========   =========    =========    =========      =========       =========    ========    =========

      20,455        23,162      17,354       21,061       17,249         18,902          25,702       1,954           58
      (3,443)       (6,903)        (93)      (1,594)      (5,174)        (1,657)           (543)       (145)         (15)
  ----------     ---------   ---------    ---------    ---------      ---------       ---------    --------    ---------

       7,012        16,259      17,261       19,467       12,075         17,245          25,159       1,809           43

      33,520        17,261           -       29,320       17,245              -           1,852          43            -
  ----------     ---------   ---------    ---------    ---------      ---------       ---------    --------    ---------

      50,532        33,520      17,261       48,787       29,320         17,245          27,011       1,852           43
  ==========     =========   =========    =========    =========      =========       =========    ========    =========

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000, 1999 AND 1998 (Continued)
--------------------------------------------------------------------------------

                                              Morgan Stanley Dean Witter
                                              (continued)                        Pioneer VCT
                                              -------------------------------    --------------------------------------
                                                                                 Equity-                       Growth
                                                       Fixed Income              Income            Fund        Shares
                                              -------------------------------    ----------   -------------  ----------
                                                2000        1999      1998(A)      2000(A)       2000 (A)      2000 (A)
Income:
 Investment income:
  Reinvested dividends and capital
   gain distributions                         $ 10,260   $ 3,922     $   540     $ 21,549      $    512       $      126

Expenses:
 Mortality and expense risk charges              6,439     2,348         184       35,662         6,592            1,764
                                              --------   -------     -------     --------      --------         --------

     Net investment income (expense)             3,821     1,574         356      (14,113)       (6,080)          (1,638)

Net realized gain (losses)                        (404)     (382)          3           (8)          (54)             (97)

Net change in unrealized gains (losses)          4,827    (3,927)       (367)      37,000        (3,909)          (5,885)
                                              --------   -------     -------     --------      --------         --------

Net increase (decrease) in net assets
   from operations                               8,244    (2,735)         (8)      22,879       (10,043)          (7,620)

Purchases made by policyholders                 78,409    99,119      13,258      576,743       215,567           67,310

Withdrawals made by policyholders               (6,744)  (13,469)       (916)      (2,122)            -             (497)
                                              --------   -------     -------     --------      --------         --------

Net policyowner transactions                    71,665    85,650      12,342      574,621       215,567           66,813
                                              --------   -------     -------     --------      --------         --------

Increase (decrease) in net assets               79,909    82,915      12,334      597,500       205,524           59,193

Net assets, beginning of period                 95,249    12,334           -            -             -                -
                                              --------   -------     -------     --------      --------         --------

Net assets, end of period                     $175,158   $95,249     $12,334     $597,500      $205,524         $ 59,193
                                              ========   =======     =======     ========      ========         ========
Accumulation unit:
 Purchases                                       7,267     9,512       1,179       51,736        21,613            6,482
 Withdrawals                                    (1,248)   (1,500)        (10)        (157)         (168)            (123)
                                              --------   -------     -------     --------      --------         --------

Net increase in units outstanding                6,019     8,012       1,169       51,579        21,445            6,359

Units outstanding, beginning of period           9,181     1,169           -            -             -                -
                                              --------   -------     -------     --------      --------         --------

Units outstanding, end of period                15,200     9,181       1,169       51,579        21,445            6,359
                                              ========   =======     =======     ========      ========         ========


(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------
Pioneer VCT (continued)                                                  Scudder VLIF
---------------------------------------------------------------------    --------------------------------
         Mid-Cap Value                       Real Estate Growth                   Global Discovery
--------------------------------    ---------------------------------    --------------------------------
   2000       1999       1998           2000        1999    1998 (A)        2000      1999      1998 (A)
$  18,418  $   1,412  $   4,826     $  32,193  $   19,078  $   4,653     $  11,086  $     895  $     243

   30,579     17,403      4,248        79,727      32,456      5,437        36,708      5,528      1,538
---------  ---------  ---------     ---------  ----------  ---------     ---------  ---------  ---------

  (12,161)   (15,991)       578       (47,534)    (13,378)      (784)      (25,622)    (4,633)    (1,295)

      501       (404)       189        (2,762)    (20,050)    (1,844)       40,591      1,103         52

   33,075     19,509    (10,107)      124,948      (6,914)   (18,207)      (76,436)    48,399      2,878
---------  ---------  ---------     ---------  ----------  ---------     ---------  ---------  ---------

   21,415      3,114     (9,340)       74,652     (40,342)   (20,835)      (61,467)    44,869      1,635

  133,602     82,811    123,638       306,907     316,782    180,129       276,612     44,122     39,273

        -          -     (5,264)            -     (35,498)    (1,242)      (58,268)         -          -
---------  ---------  ---------     ---------  ----------  ---------     ---------  ---------  ---------

  133,602     82,811    118,374       306,907     281,284    178,887       218,344     44,122     39,273
---------  ---------  ---------     ---------  ----------  ---------     ---------  ---------  ---------

  155,017     85,925    109,034       381,559     240,942    158,052       156,877     88,991     40,908

  211,318    125,393     16,359       398,994     158,052          -       129,899     40,908          -
---------  ---------  ---------     ---------  ----------  ---------     ---------  ---------  ---------

$ 366,335  $ 211,318  $ 125,393     $ 780,553  $  398,994  $ 158,052     $ 286,776  $ 129,899  $  40,908
=========  =========  =========     =========  ==========  =========     =========  =========  =========

   10,871      7,072     12,123        28,968      35,721     18,400        13,569      3,557      3,569
   (1,866)      (753)      (858)       (5,242)     (6,887)      (758)       (4,652)      (359)       (83)
---------  ---------  ---------     ---------  ----------  ---------     ---------  ---------  ---------

    9,005      6,319     11,265        23,726      28,834     17,642         8,917      3,198      3,486

   19,197     12,878      1,613        46,476      17,642          -         6,684      3,486          -
---------  ---------  ---------     ---------  ----------  ---------     ---------  ---------  ---------

   28,202     19,197     12,878        70,202      46,476     17,642        15,601      6,684      3,486
=========  =========  =========     =========  ==========  =========     =========  =========  =========

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000, 1999 AND 1998 (Continued)
-----------------------------------------------------------------------

                                                  Scudder VLIF (continued)
                                                  -----------------------------------------------------------------------

                                                          Growth and Income                       International
                                                  ------------------------------      ------------------------------------
                                                     2000      1999       1998(A)         2000         1999         1998
Income:
 Investment income:
   Reinvested dividends and capital
     gain distributions                           $  10,443   $ 19,640   $  3,390     $   94,520   $  38,755    $  3,562

Expenses:
 Mortality and expense risk charges                  33,645     17,438      5,114        113,897      33,754       4,976
                                                  ---------   --------   --------     ----------   ---------    --------

           Net investment income (expense)          (23,202)     2,022     (1,724)       (19,377)      5,001      (1,414)

 Net realized gains (losses)                         (2,487)    (2,838)    (5,981)        27,226       3,708         (56)

 Net change in unrealized gains (losses)            (17,577)    (2,401)     3,406       (341,194)    216,633      15,741
                                                  ---------   --------   --------     ----------   ---------    --------

 Net increase (decrease) in net assets
   from operations                                  (43,266)    (3,217)    (4,299)      (333,345)    225,342      14,271

 Purchases made by policyholders                    156,384    133,336    223,762        584,195     388,844     232,230

 Withdrawals made by policyholders                        -    (10,561)   (35,604)       (40,354)    (42,847)          -
                                                  ---------   --------   --------     ----------   ---------    --------

 Net policyowner transactions                       156,384    122,775    188,158        543,841     345,997     232,230
                                                  ---------   --------   --------     ----------   ---------    --------

 Increase (decrease) in net assets                  113,118    119,558    183,859        210,496     571,339     246,501

 Net assets, beginning of period                    303,417    183,859          -        834,454     263,115      16,614
                                                  ---------   --------   --------     ----------   ---------    --------

 Net assets, end of period                        $ 416,535   $303,417   $183,859     $1,044,950   $ 834,454    $263,115
                                                  =========   ========   ========     ==========   =========    ========

Accumulation unit:
  Purchases                                          12,391     11,572     20,246         39,382      30,756      22,142
  Withdrawals                                        (2,089)    (2,451)    (3,969)       (10,416)     (5,974)       (360)
                                                  ---------   --------   --------     ----------   ---------    --------

 Net increase in units outstanding                   10,302      9,121     16,277         28,966      24,782      21,782

 Units outstanding, beginning of period              25,398     16,277          -         48,326      23,544       1,762
                                                  ---------   --------   --------     ----------   ---------    --------

 Units outstanding, end of period                    35,700     25,398     16,277         77,292      48,326      23,544
                                                  =========   ========   ========     ==========   =========    ========

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
T. Rowe Price
--------------------------------------------------------------------------------

                    Equity Income                     International Stock                          Limited-Term Bond
     ------------------------------------     --------------------------------------    --------------------------------------
          2000         1999         1998          2000           1999        1998(A)        2000           1999        1998(A)
         79,029    $  53,337    $  15,662     $   44,477    $    19,776    $   3,891    $   91,843    $   46,207   $   9,298

        122,220       72,131       11,208        182,860        111,154       11,236       144,856        75,565       8,955
     ----------    ---------    ---------     ----------    -----------    ---------    ----------    ----------   ---------
        (43,191)     (18,794)       4,454       (138,383)       (91,378)      (7,345)      (53,013)      (29,358)        343

         (5,124)       1,123       (2,088)        82,204         11,708            -        (5,824)       (2,388)         42

         56,609      (31,768)       5,180       (380,060)       286,045       13,504        58,357       (24,110)      1,263
     ----------    ---------    ---------     ----------    -----------    ---------    ----------    ----------   ---------

          8,094      (49,439)       7,546       (436,239)       206,375        6,159          (480)      (55,856)      1,648

        226,190      618,077      408,975        494,362        911,212      250,559       695,209       912,361     443,927

       (146,747)     (11,001)     (37,182)      (204,620)        (9,860)           -             -       (67,674)    (22,239)
     ----------    ---------    ---------     ----------    -----------    ---------    ----------    ----------   ---------

         79,443      607,076      371,793        289,742        901,352      250,559       695,209       844,687     421,688
     ----------    ---------    ---------     ----------    -----------    ---------    ----------    ----------   ---------

         87,537      557,637      379,339       (146,497)     1,107,727      256,718       694,729       788,831     423,336
        954,536      396,899       17,560      1,364,445        256,718            -     1,212,167       423,336           -
     ----------    ---------    ---------     ----------    -----------    ---------    ----------    ----------   ---------

     $1,042,073    $ 954,536    $ 396,899     $1,217,948    $ 1,364,445    $ 256,718    $1,906,896    $1,212,167   $ 423,336
     ==========    =========    =========     ==========    ===========    =========    ==========    ==========   =========

         19,174       48,679       36,648         37,418         78,763       24,075        58,104        81,504      41,291
        (21,859       (4,143)      (4,506)       (29,185)        (7,409)        (184)      (10,198)      (10,968)     (2,948)
     ----------    ---------    ---------     ----------    -----------    ---------    ----------    ----------   ---------

         (2,685)      44,536       32,142          8,233         71,354       23,891        47,906        70,536      38,343

          78,30       33,771        1,629         95,245        23, 891            -       108,879        38,345           -
     ----------    ---------    ---------     ----------    -----------    ---------    ----------    ----------   ---------

         75,622       78,307       33,771        103,478         95,245       23,891       156,785       108,879      38,343
     ==========    =========    =========     ==========    ===========    =========    ==========    ==========   =========

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000, 1999 AND 1998 (Continued)
--------------------------------------------------------------------------------
                                         T. Rowe Price (continued)
                                         ---------------------------------------

                                                                        New America Growth              Personal Strategy Balanced
                                                                 ---------------------------------    -----------------------------
                                                                  2000          1999       1998 (A)    2000       1999      1998 (A)
Income:
 Investment income:
  Reinvested dividends and capital gain distributions             $  93,571    $ 20,262   $  2,872    $ 36,685   $ 29,555  $ 12,330

Expenses:
 Mortality and expense risk charges                                  98,676      44,536      6,841      32,277     15,660     3,936
                                                                  ---------    --------   --------    --------   --------  --------

       Net investment income (expense)                               (5,105)    (24,274)    (3,969)      4,408     13,895     8,394

Net realized gains (losses)                                             154       2,752        105        (613)       402       351

Net change in unrealized gains (losses)                            (175,657)     16,457     13,677     (11,231)    (3,159)    5,817
                                                                  ---------    --------   --------    --------   --------  --------

Net increase (decrease) in net assets from operations              (180,608)     (5,065)     9,813      (7,436)    11,138    14,562

Purchases made by policyholders                                     683,811     227,730    139,553     106,700    104,555   256,715

Withdrawals made by policyholders                                         -           -          -           -     (3,200)  (11,409)
                                                                  ---------    --------   --------    --------   --------  --------

Net policyowner transactions                                        683,811     227,730    139,553     106,700    101,355   245,306
                                                                  ---------    --------   --------    --------   --------  --------

Increase (decrease) in net assets                                   503,203     222,665    149,366      99,264    112,493   259,868

Net assets, beginning of period                                     372,031     149,366          -     372,361    259,868         -
                                                                  ---------    --------   --------    --------   --------  --------

Net assets, end of period                                         $ 875,234    $372,031   $149,366    $471,625   $372,361  $259,868
                                                                  =========    ========   ========    ========   ========  ========

Accumulation unit:
 Purchases                                                           43,285      16,682     11,817       8,168      8,488    23,054
 Withdrawals                                                         (1,241)     (2,583)      (156)     (2,395)    (1,516)   (1,381)
                                                                  ---------    --------     ------    --------   --------  --------

Net increase in units outstanding                                    42,044      14,099     11,661       5,773      6,972    21,673

Units outstanding, beginning of period                               25,760      11,661          -      28,645     21,673         -
                                                                  ---------    --------     ------    --------   --------  --------

Units outstanding, end of period                                     67,804      25,760     11,661      34,418     28,645    21,673
                                                                  =========    ========     ======    ========   ========  ========

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

                         Total
  ----------------------------------------------
      2000             1999              1998

  $  1,817,013     $   486,728      $   107,213

     2,984,033       1,359,916          200,662
  ------------     -----------      -----------

    (1,167,020)       (873,188)         (93,449)

       301,438         107,788           (9,812)

    (3,577,957)     (1,995,610)         381,247
  ------------     -----------      -----------

    (4,443,539)      1,230,210          277,986

    19,084,294      17,344,518       10,008,036

    (5,116,592)     (6,858,344)      (4,311,538)
  ------------     -----------      -----------

    13,967,702      10,486,174        5,696,498
  ------------     -----------      -----------

     9,524,163      11,716,384        5,974,484

    17,774,707       6,058,323           83,839
  ------------     -----------      -----------

  $ 27,298,870     $17,774,707      $ 6,058,323
  ============     ===========      ===========

UNITED OF OMAHA SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIODS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     United of Omaha Separate Account B ("Separate Account") was established by United of Omaha Life Insurance Company ("United") on August 13, 1997, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United, however the net assets of the Separate Account are restricted from use in the ordinary business of United.

     A Separate Account policyholder may allocate funds to fixed income accounts, which are part of United's general account, in addition to those sub-accounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions of such acts.

2.   SUB-ACCOUNTS

     The Separate Account is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The periods presented in the accompanying statement of operations and changes in net assets for each portfolio, except those added during 2000 or 1998, are three years. The available portfolios are:

               Alger                      Fidelity VIP and VIP II       Pioneer VCT
     American Growth*                   Asset Manager: Growth*        Equity-Income**
     American Small Capitalization      Contrafund*                   Fund**
                                        Equity Income                 Growth Shares**
                                        Index 500*                    Mid-Cap Value
                                                                      Real Estate Growth*

          Deutsche VIT                           MFS                    Scudder VLIF

     EAFE(R) Equity Index**             Capital Opportunities*        Global Discovery*
     Small Cap Index**                  Emerging Growth*              Growth and Income*
                                        Global Governments*           International
                                        High Income*
                                        Research*

               Federated                Morgan Stanley Dean Witter         T. Rowe Price

     Prime Money Fund II*               Emerging Markets Equity*      Equity Income
     U.S. Government Securities II*     Fixed Income*                 International Stock*
                                                                      Limited-Term Bond*
                                                                      New America Growth*
                                                                      Personal Strategy Balanced*

      *  Added May 1, 1998
     **  Added May 1, 2000

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation Transactions and Related Investment Income - The market values of investments are based on the year-end closing bid prices. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the specific identification basis. Charges for investment advisory fees and other expenses are reflected in the net asset values of the mutual fund portfolios.

     Federal Income Taxes - Net taxable income or loss of the Separate Account is included in the federal income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code. No charges are currently made to the Separate Account for taxes other than premium taxes and federal deferred acquisition cost taxes. United reserves the right to levy charges in the future for taxes or other economic burdens resulting from taxes that United determines are properly attributable to the Separate Account.

4.   ACCOUNT CHARGES

     All account charges are paid through the redemption of shares. Shares are redeemed based on each policyholder's variable portfolio allocation.

     Administrative Charges - For single premium variable life policies, United deducts an administrative charge on each monthly deduction date. This charge is set at an annual rate of 0.24% of the accumulation value on each monthly deduction date. The administrative charge for flexible premium variable life policies is $84 per policy per year.

     Premium Processing Charge - For flexible premium variable life policies, United deducts $2 from each policy premium payment received to cover premium processing expenses.

     Cost of Riders - Various riders are available for the costs defined in the policy.

     Tax Expense Charge - For single premium variable life policies, a tax expense charge will be deducted as part of the monthly deduction from the accumulation value on each monthly deduction date for the first ten policy years to reimburse United for state premium taxes, federal deferred acquisition cost taxes, and related administrative expenses. The annual rate of this charge is 0.39% of the accumulation value. For flexible premium variable life policies this charge is equal to 3.75% of each premium payment.

     Risk Charge - For single premium variable life policies, United deducts a monthly charge as compensation for the mortality risk assumed by United. This charge is equal to an annual rate of 0.90% of the accumulation value on each monthly deduction date. Risk charges for flexible premium variable life policies are equal to .70% of the accumulation value, decreasing to .55% after ten years. United guarantees that the risk charge will not increase above these levels.

Cost of Insurance Charge - The cost of insurance charge on single premium variable life policies is based on the duration of the policy and the insured's rate class as follows:

                                        Accumulation        Accumulation
                                          Value of            Value of
                                         Less Than            $45,000
 Policy Year                              $45,000             or More

 Preferred Rate Class:
  1-10                                       0.70%               0.60%
  11 and higher                              0.60%               0.50%

 Standard Rate Class:
  1-10                                       1.30%               1.20%
  11 and higher                              0.94%               0.84%

The cost of insurance for flexible premium variable life policies is based upon the age, sex, risk and rate class of the insured, the specified amount of insurance coverage and the length of time the policy has been in force.

Transfer Charge - There is no charge for the first 12 transfers between sub-accounts of the Separate Account in each policy year. However, there is a $10 fee for the 13/th/ through a maximum of 24 allowable requests during a single policy year. Any applicable transfer fee is deducted from the amount transferred. All transfer requests made simultaneously are treated as a single request. No transfer fee is imposed for any transfer which is not at the policyowner's request. The transfer fee is guaranteed not to increase above these levels.

Surrender Charge - A surrender charge will be deducted on a full surrender or a partial withdrawal from the amount requested to be surrendered. The amount of the charge for single premium variable life policies will depend upon the period of time since the premium was paid, calculated as follows:

                                                            Surrender
 Years Since Premium Payment                                 Charge

 1                                                             9.50%
 2                                                             9.50%
 3                                                             9.50%
 4                                                             9.00%
 5                                                             7.50%
 6                                                             6.00%
 7                                                             4.50%
 8                                                             3.00%
 9                                                             1.50%
 10 & higher

     The surrender charge for flexible premium variable life policies is dependent upon the policyholder's age, sex, risk and rate class, the length of time the policy has been in force and the specified amount of coverage. The highest aggregate surrender charge is $53 for each $1,000 of specified amount of insurance coverage in the first year declining to $10 per $1,000 in the ninth year. The length of the surrender charge period varies depending upon the policyholder's issue age and varies between 9 and 12 years.

5.   MARKET VALUE PER UNIT

     The market value per unit on the statement of net assets is calculated as an aggregate valuation for all assets and all products combined for each sub-account.

6.   NET ASSETS

     The components of net assets consist of the following cumulative investment-related accounts at December 31, 2000:

                                                                           Net                Net         Changes in
                                                                       Investment           Realized      Unrealized
                                           Shares         Shares         Income              Gains          Gains           Net
                                         Purchased         Sold         (Expense)           (Losses)       (Losses)        Assets
     Alger:
      American Growth                   $ 1,717,948   $     (1,181)   $   (61,786)          $ 26,672     $  (257,464)   $ 1,424,189
      American Small Capitalization       1,373,222        (37,036)       231,672             (5,267)       (505,798)     1,056,793

     Deutsche VIT:
      EAFE(R) Equity Index                  698,810              -        (16,558)                (1)        (53,416)       628,835
      Small Cap Index                       445,858              -        (38,894)                (3)        (14,918)       392,043

     Federated:
      Prime Money Fund II                16,742,199    (15,159,064)      (358,815)                 -               -      1,224,320
      U.S. Government
       Securities II                        348,664        (33,517)       (23,927)              (978)         10,764        301,006

     Fidelity VIP and VIP II:
      Asset Manager: Growth                 545,661         (7,034)       (55,290)             2,399         (53,483)       432,253
      Contrafund                          1,666,427        (61,993)      (106,171)            30,778         (84,296)     1,444,745
      Equity Income                       2,018,116        (10,028)      (157,551)             9,697          74,158      1,934,392
      Index 500                           4,802,209         (8,622)      (641,950)            71,436         (91,919)     4,131,154

     MFS:
      Capital Opportunities               2,007,955       (120,093)      (162,855)            83,457          76,304      1,884,768
      Emerging Growth                     1,206,772        (20,168)      (114,829)            49,210          44,777      1,165,762
      Global Governments                    391,269         (4,658)       (19,241)            (1,140)         (2,555)       363,675
      High Income                           657,579        (59,310)        (3,832)            (5,226)        (66,514)       522,697
      Research                              815,957        (59,642)       (49,521)            16,112          (3,751)       719,155

     Morgan Stanley Dean Witter:
      Emerging Markets Equity               342,871           (565)         4,713              3,661        (123,897)       226,783
      Fixed Income                          190,786        (21,129)         5,751               (783)            533        175,158

     Pioneer VCT:
      Equity-Income                         576,743         (2,122)       (14,113)                (8)         37,000        597,500
      Fund                                  215,567              -         (6,080)               (54)         (3,909)       205,524
      Growth Shares                          67,310           (497)        (1,638)               (97)         (5,885)        59,193
      Mid-Cap Value                         357,007         (5,264)       (27,632)               286          41,938        366,335
      Real Estate Growth                    803,818        (36,740)       (61,696)           (24,656)         99,827        780,553

     Scudder VLIF:
      Global Discovery                      360,492        (58,754)       (31,550)            41,746         (25,158)       286,776
      Growth and Income                     513,482        (46,165)       (22,904)           (11,306)        (16,572)       416,535
      International                       1,222,227        (83,201)       (15,852)            30,875        (109,099)     1,044,950

     T. Rowe Price:
      Equity Income                       1,270,199       (194,930)       (57,016)            (6,287)         30,107      1,042,073
      International Stock                 1,656,133       (214,480)      (237,106)            93,912         (80,511)     1,217,948
      Limited-Term Bond                   2,051,497        (89,913)       (82,028)            (8,170)         35,510      1,906,896
      New America Growth                  1,060,813         (9,719)       (33,348)             3,011        (145,523)       875,234
      Personal Strategy Balanced            467,970        (14,609)        26,697                140          (8,573)       471,625
                                        -----------   ------------    -----------           --------     -----------    -----------
                                        $46,595,561   $(16,360,434)   $(2,133,350)          $399,416     $(1,202,323)   $27,298,870
                                        ===========   ============    ===========           ========     ===========    ===========

                          PART II - OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

  The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

  With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

         An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

         For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

         If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

         Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

  With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

         To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members, (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or
     (iv) an intentional violation of criminal law); and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

         To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person of United in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of United in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

  United represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United.

                       CONTENTS OF REGISTRATION STATEMENT

  This Registration Statement consists of the following papers and documents:

    The facing sheet.

    A reconciliation and tie of the information shown in the prospectus with the items of Form N-8B-2.

    The Prospectus consisting of 95 pages.

    The undertaking to file reports.

    The Rule 484 Undertaking.

    The Section 26(e) Representation.

    The signatures.

    Written consents of the following persons:

          Independent Auditors (included in Exhibit 7)
          Thomas J. McCusker, Esquire (included in Exhibit 2)
          Robert E. Hupf, F.S.A., M.A.A.A. (included in Exhibit 6)

    The following exhibits:

                                 EXHIBIT INDEX

Exhibit No.                Description of Exhibit
-----------                ----------------------
1.A.(1)                    Resolution of the Board of Directors of United of Omaha Life Insurance Company establishing the
                           Variable Account. *

    (2)                    None.

Exhibit No.                Description of Exhibit
-----------                ----------------------
    (3)(a)                 Principal Underwriter Agreement by and between United of Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

       (b)                 Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor
                           Services, Inc. and the Broker/Dealer.**

       (c)                 Commission Schedule for Policies. ****

    (4)                    None.

    (5)(a)                 Form of Policy for the ULTRALIFE flexible premium variable life insurance policy. ***

       (b)                 Forms of Riders to the Policy. ***

          (2)              Optional Paid-Up Life Insurance Rider. *******

    (5)(c)                 Systematic Transfer Enrollment Program Endorsement to the Policy. *****

    (6)(a)                 Articles of Incorporation of United of Omaha Life Insurance Company.**

       (b)                 Bylaws of United of Omaha Life Insurance Company. *********

    (7)                    None.

    (8)(a)                 Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of
                           Omaha Life Insurance Company. **

          (2)              Amendment No. 1 to the Participation Agreement among Alger American Fund, Fred Alger Management,
                           Inc. and United of Omaha Life Insurance Company. *********

          (3)              Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger
                           Management, Inc. and United of Omaha Life Insurance Company. *********

       (b)(1)              Fund Participation Agreement among United of Omaha Life Insurance Company, Insurance Management
                           Series and Federated Securities Corp. **

          (2)              Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly
                           Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance
                           Company. *********

          (3)              Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly
                           Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance
                           Company. *********

       (c)(1)              Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
                           Corporation and United of Omaha Life Insurance Company. **

          (2)              Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II,
                           Fidelity Distributors Corporation and United of Omaha Life Insurance Company. *********

          (3)              Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II,
                           Fidelity Distributors Corporation and United of Omaha Life Insurance Company. *********

          (4)              Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II,
                           Fidelity Distributors Corporation and United of Omaha Life Insurance Company. *********

          (5)              Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
                           Corporation and United of Omaha Life Insurance Company. *********

          (6)              Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity
                           Distributors Corporation and United of Omaha Life Insurance Company. *********

          (7)              Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity
                           Distributors Corporation and United of Omaha Life Insurance Company. *********


Exhibit No.                Description of Exhibit
-----------                ----------------------
       (d)(1)              Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance
                           Company and Massachusetts Financial Services, Company. *********

          (2)              Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, United of
                           Omaha Life Insurance Company and Massachusetts Financial Services Company. *********

          (3)              Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                           Financial Services Company and United of Omaha Life Insurance Company. *********

          (4)              Amendment No. 3 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts financial Services Company and United of Omaha Life Insurance Company. *********

       (e)(1)              Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc.
                           and United of Omaha Life Insurance Company. *********

          (2)              Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer
                           Funds Distributor, Inc. and United of Omaha Life Insurance Company. *********

          (3)              Amendment No. 2 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer
                           Funds Distributor, Inc. and United of Omaha Life Insurance Company. *********

       (f)(1)              Participation Agreement by and between Scudder Variable Life Insurance Fund and United of Omaha
                           Life Insurance Company. **

          (2)              First Amendment to the Participation Agreement among Untied of Omaha Life Insurance Company,
                           Companion Life Insurance Company and Scudder Variable Life Investment Fund. *********

       (g)(1)              Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series,
                           T. Rowe Price Fixed Income Series T. Rowe Price Investment Services, Inc. and United of Omaha
                           Life Insurance Company. **

          (2)              Amended Schedule A effective May 31, 1995 to Participation Agreement among T. Rowe Price
                           International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe
                           Price Investment Services, Inc. and United of Omaha Life Insurance Company. *********

          (3)              Amended Schedule A effective May 1, 1997 to Participation Agreement among T. Rowe Price
                           International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe
                           Price Investment Services, Inc. and United of Omaha Life Insurance Company. *********

          (4)              Amended Schedule A effective August 6, 1999 to Participation Agreement T. Rowe Price
                           International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe
                           Price Investment Services, Inc. and United of Omaha Life Insurance Company. *********

       (h)                 Participation Agreement among Morgan, Stanley Universal Funds, Inc., Morgan Stanley Asset
                           Management, Inc., Miller Anderson & Sherrerd LLP, and United of Omaha Life Insurance Company.
                           ******

       (i)                 Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and United of
                           Omaha Life Insurance Company. ********

    (9)                    None.

   (10)                    Form of Application for the United of Omaha Life Insurance Company ULTRALIFE Flexible Premium
                           Variable Life Insurance Policy. ****

   (11)                    Issuance, Transfer and Redemption Memorandum. ****

2.                         Opinion and Consent of Counsel.

3.                         Not Applicable.

4.                         Not Applicable.

5.                         Not Applicable.

Exhibit No.                Description of Exhibit
-----------                ----------------------
6.                         Opinion and Consent of Actuary.

7.                         Consent of Independent Auditor.

8.                         Powers of Attorney. **********

* Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on December 27, 1996 (File No. 333-18881).

**         Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

***        Incorporated by reference to the Registration Statement for United of
Omaha Separate Account B filed on September 15, 1997 (File No. 333-35587).

****       Incorporated by reference to the Registration Statement for United of
Omaha Separate Account B filed on February 5, 1998 (File No. 333-35587).

*****      Incorporated by reference to the Registration Statement for United of
Omaha Separate Account B filed on April 16, 1998 (File No. (File No. 333-18881).

******     Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

*******    Incorporated by reference to the Registration Statement for United of
Omaha Separate Account B filed on April 26, 1999 (File No. 33-35587).

********   Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

********* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on January 22, 2001 (File No. 333-54112).

********** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 20, 2001 (File No. 333-54112).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 to be signed on its behalf, in the City of Omaha and State of Nebraska, on April 23, 2001.

                       UNITED OF OMAHA SEPARATE ACCOUNT B
                          (Registrant)

                       UNITED OF OMAHA LIFE INSURANCE COMPANY
                          (Depositor)
                                          /s/Thomas J. McCusker
                                        ------------------------------------
                                        By:  Thomas J. McCusker

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures                                         Title                        Date
----------------------------------  ------------------------------------  ----------------
     *
__________________________          Chairman of the Board,                         4/23/01
John W. Weekly                      Chief Executive Officer

     *
__________________________          Director, President,                           4/23/01
John A. Sturgeon                    Chief Operating Officer

     *
__________________________          Treasurer and Comptroller                      4/23/01
Tommie Thompson                     (Principal Financial Officer and
                                    Principal Accounting Officer)

     *
__________________________          Director                                       4/23/01
David Baris

     *
__________________________          Director                                       4/23/01
Samuel L. Foggie, Sr.

     *
_________________________           Director                                       4/23/01
Carol B. Hallett

     *
_________________________           Director                                       4/23/01
Jeffrey M. Heller

     *
_________________________           Director                                       4/23/01
Richard J. Sampson

     *
_________________________           Director                                       4/23/01
Oscar S. Straus II

     *
________________________            Director                                       4/23/01
Michael A. Wayne

     *
________________________            Director                                       4/23/01
John W. Weekly

     *
________________________            Director                                       4/23/01
John A. Sturgeon
________



By:  /s/  Thomas J. McCusker            Date:  April 23, 2001
     -----------------------
     Thomas J. McCusker

* Signed by Thomas J. McCusker under Powers of Attorney effective indefinitely as of January 1, 2001, filed as exhibits incorporated by reference in this Post-Effective Amendment No. 6 to the Registration Statement.

--------------------------------------------------------------------------------

                                                   Registration No. 333 -35587
--------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ____________



                      UNITED OF OMAHA SEPARATE ACCOUNT B
                      ==================================

                                      OF

                    UNITED OF OMAHA LIFE INSURANCE COMPANY



                                   EXHIBITS



                                      TO

                   THE POST-EFFECTIVE AMENDMENT NO. 6 TO THE
                      REGISTRATION STATEMENT ON FORM  S-6

                                     UNDER

                          THE SECURITIES ACT OF 1933



                                April 23, 2001

                                 EXHIBIT INDEX
                                 -------------


Exhibit #   Description of Exhibit

   2.       Opinion and Consent of Counsel.

   6.       Opinion and Consent of Actuary.

   7.       Consent of Independent Auditor.